UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

EAFE Fund

EAFE Choice Fund

EAFE Pure Fund

Emerging Markets Fund

Global Alpha Equity Fund

Global Select Equity Fund

International Concentrated Growth Fund

International Equity Fund

International Smaller Companies Fund

Long Term Global Growth Equity Fund

Positive Change Equity Fund

U.S. Equity Growth Fund

Semi-Annual Report

June 30, 2019

(unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds' website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Fund Expenses
EAFE Fund
07	Industry Diversification Table
08	Portfolio of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
Financial Highlights
15	Selected Data for Class 2
16	Selected Data for Class 3
17	Selected Data for Class 4
18	Selected Data for Class 5
19	Selected Data for Class K
20	Selected Data for Institutional Class
EAFE Choice Fund
21	Industry Diversification Table
22	Portfolio of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
Financial Highlights
30	Selected Data for Class 2
31	Selected Data for Class K
32	Selected Data for Institutional Class
EAFE Pure Fund
33	Industry Diversification Table
34	Portfolio of Investments
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statements of Changes in Net Assets
Financial Highlights
41	Selected Data for Class 2
42	Selected Data for Class 3
43	Selected Data for Class K
44	Selected Data for Institutional Class
Emerging Markets Fund
45	Industry Diversification Table
46	Portfolio of Investments
51	Statement of Assets and Liabilities
52	Statement of Operations
53	Statements of Changes in Net Assets
Financial Highlights
54	Selected Data for Class 2
55	Selected Data for Class 3
56	Selected Data for Class 5
57	Selected Data for Class K
58	Selected Data for Institutional Class
Global Alpha Equity Fund
59	Industry Diversification Table
60	Portfolio of Investments
66	Statement of Assets and Liabilities
67	Statement of Operations
68	Statements of Changes in Net Assets
Financial Highlights
69	Selected Data for Class 2
70	Selected Data for Class 3
71	Selected Data for Class 4
72	Selected Data for Class K
73	Selected Data for Institutional Class
Global Select Equity Fund
74	Industry Diversification Table
75	Portfolio of Investments
80	Statement of Assets and Liabilities
81	Statement of Operations
82	Statements of Changes in Net Assets
Financial Highlights
83	Selected Data for Class K
84	Selected Data for Institutional Class
International Concentrated Growth Fund
85	Industry Diversification Table
86	Portfolio of Investments
89	Statement of Assets and Liabilities
90	Statement of Operations
91	Statements of Changes in Net Assets
Page Number
Financial Highlights
92	Selected Data for Class K
93	Selected Data for Institutional Class
International Equity Fund
94	Industry Diversification Table
95	Portfolio of Investments
101	Statement of Assets and Liabilities
102	Statement of Operations
103	Statements of Changes in Net Assets
Financial Highlights
104	Selected Data for Class 2
105	Selected Data for Class 3
106	Selected Data for Class 4
107	Selected Data for Class 5
108	Selected Data for Class K
109	Selected Data for Institutional Class
International Smaller Companies Fund
110	Industry Diversification Table
111	Portfolio of Investments
115	Statement of Assets and Liabilities
116	Statement of Operations
117	Statements of Changes in Net Assets
Financial Highlights
118	Selected Data for Class K
119	Selected Data for Institutional Class
Long Term Global Growth Equity Fund
120	Industry Diversification Table
121	Portfolio of Investments
123	Statement of Assets and Liabilities
124	Statement of Operations
125	Statements of Changes in Net Assets
Financial Highlights
126	Selected Data for Class 2
127	Selected Data for Class 4
128	Selected Data for Class K
129	Selected Data for Institutional Class
Positive Change Equity Fund
130	Industry Diversification Table
131	Portfolio of Investments
134	Statement of Assets and Liabilities
135	Statement of Operations
136	Statements of Changes in Net Assets
Financial Highlights
137	Selected Data for Class K
138	Selected Data for Institutional Class
U.S. Equity Growth Fund
139	Industry Diversification Table
140	Portfolio of Investments
142	Statement of Assets and Liabilities
143	Statement of Operations
144	Statements of Changes in Net Assets
Financial Highlights
145	Selected Data for Class K
146	Selected Data for Institutional Class
147	Notes to Financial Statements
Supplemental Information
172	Management of the Trust
174	Board Considerations Regarding 2019 Contract Renewal

Source: © Scottish Viewpoint / Alamy Stock Photo

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

As a shareholder of the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Global Alpha Equity Fund, the Global Select Equity Fund, the International Concentrated Growth Fund, the International Equity Fund, the International Smaller Companies Fund, the Long Term Global Growth Equity Fund, the Positive Change Equity Fund and/or the U.S. Equity Growth Fund (together, the "Funds") you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table labeled "Hypothetical 5% Return" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid(1) During Period
EAFE Fund — Class 2
Actual	$1,000	$1,236.30	0.60%	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
EAFE Fund — Class 3
Actual	$1,000	$1,236.70	0.53%	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
EAFE Fund — Class 4
Actual	$1,000	$1,236.90	0.50%	$2.77
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
EAFE Fund — Class 5
Actual	$1,000	$1,237.20	0.45%	$2.50
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26
EAFE Fund — Class K
Actual	$1,000	$1,236.70	0.60%	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
EAFE Fund — Institutional Class
Actual	$1,000	$1,236.00	0.65%	$3.60
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
EAFE Choice Fund — Class 2
Actual	$1,000	$1,202.30	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
EAFE Choice Fund — Class K
Actual	$1,000	$1,202.00	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
EAFE Choice Fund — Institutional Class
Actual	$1,000	$1,201.50	0.74%	$4.04
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid(1) During Period
EAFE Pure Fund — Class 2
Actual	$1,000	$1,199.50	0.67%	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
EAFE Pure Fund — Class 3
Actual	$1,000	$1,200.00	0.60%	$3.27
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
EAFE Pure Fund — Class K
Actual	$1,000	$1,199.40	0.67%	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
EAFE Pure Fund — Institutional Class
Actual	$1,000	$1,199.60	0.76%	$4.14
Hypothetical (5% return before expenses)	$1,000	$1,021.03	0.76%	$3.81
Emerging Markets Fund — Class 2
Actual	$1,000	$1,173.50	0.82%	$4.42
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Emerging Markets Fund — Class 3
Actual	$1,000	$1,174.00	0.75%	$4.04
Hypothetical (5% return before expenses)	$1,000	$1,021.08	0.75%	$3.76
Emerging Markets Fund — Class 5
Actual	$1,000	$1,174.40	0.67%	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Emerging Markets Fund — Class K
Actual	$1,000	$1,173.60	0.82%	$4.42
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Emerging Markets Fund — Institutional Class
Actual	$1,000	$1,173.10	0.91%	$4.90
Hypothetical (5% return before expenses)	$1,000	$1,020.28	0.91%	$4.56

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid(1) During Period
Global Alpha Equity Fund — Class 2
Actual	$1,000	$1,206.70	0.67%	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Global Alpha Equity Fund — Class 3
Actual	$1,000	$1,207.10	0.60%	$3.28
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Global Alpha Equity Fund — Class 4
Actual	$1,000	$1,207.30	0.57%	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Global Alpha Equity Fund — Class K
Actual	$1,000	$1,206.00	0.67%	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Global Alpha Equity Fund — Institutional Class
Actual	$1,000	$1,206.60	0.67%	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Global Select Equity Fund — Class K
Actual	$1,000	$1,247.50	0.65%	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Global Select Equity Fund — Institutional Class
Actual	$1,000	$1,247.50	0.65%	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
International Concentrated Growth Fund — Class K
Actual	$1,000	$1,268.30	0.72%	$4.05
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
International Concentrated Growth Fund — Institutional Class
Actual	$1,000	$1,269.50	0.73%	$4.11
Hypothetical (5% return before expenses)	$1,000	$1,021.17	0.73%	$3.66

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid(1) During Period
International Equity Fund — Class 2
Actual	$1,000	$1,201.00	0.62%	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
International Equity Fund — Class 3
Actual	$1,000	$1,201.40	0.55%	$3.00
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
International Equity Fund — Class 4
Actual	$1,000	$1,201.50	0.52%	$2.84
Hypothetical (5% return before expenses)	$1,000	$1,022.22	0.52%	$2.61
International Equity Fund — Class 5
Actual	$1,000	$1,201.80	0.47%	$2.57
Hypothetical (5% return before expenses)	$1,000	$1,022.46	0.47%	$2.36
International Equity Fund — Class K
Actual	$1,000	$1,200.90	0.62%	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
International Equity Fund — Institutional Class
Actual	$1,000	$1,201.10	0.68%	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.42	0.68%	$3.41
International Smaller Companies Fund — Class K
Actual	$1,000	$1,188.00	0.90%	$4.88
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
International Smaller Companies Fund — Institutional Class
Actual	$1,000	$1,188.00	0.90%	$4.88
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
Long Term Global Growth Equity Fund — Class 2
Actual	$1,000	$1,190.10	0.76%	$4.13
Hypothetical (5% return before expenses)	$1,000	$1,021.03	0.76%	$3.81

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid(1) During Period
Long Term Global Growth Equity Fund — Class 4
Actual*	$1,000	$1,190.30	0.67%	$1.63
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Long Term Global Growth Equity Fund — Class K
Actual	$1,000	$1,190.10	0.76%	$4.13
Hypothetical (5% return before expenses)	$1,000	$1,021.03	0.76%	$3.81
Long Term Global Growth Equity Fund — Institutional Class
Actual	$1,000	$1,189.60	0.85%	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,020.58	0.85%	$4.26
Positive Change Equity Fund — Class K
Actual	$1,000	$1,118.80	0.65%	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Positive Change Equity Fund — Institutional Class
Actual	$1,000	$1,118.80	0.65%	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
U.S. Equity Growth Fund — Class K
Actual	$1,000	$1,266.00	0.65%	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$1,259.00	0.74%	$4.14
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71

*  Recommencement of operations on April 10, 2019. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 81/365 (to reflect recommencement of operation).

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the period end June 30, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and

then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

06

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

	Value	% of Total Net Assets
Aerospace/Defense	$72,242,080	2.6%
Apparel	126,375,030	4.6
Auto Manufacturers	248,432,908	9.1
Banks	69,410,469	2.5
Biotechnology	69,711,740	2.5
Chemicals	100,853,498	3.7
Commercial Services	76,452,144	2.8
Cosmetics/Personal Care	99,871,658	3.7
Diversified Financial Services	69,246,398	2.5
Electronics	75,043,331	2.8
Food	65,552,129	2.4
Healthcare—Products	82,315,825	3.1
Insurance	160,701,738	5.9
Internet	660,367,724	24.2
Investment Companies	36,451,501	1.3
Machinery—Diversified	111,029,865	4.1
Media	12,033,111	0.4
Retail	223,948,271	8.2
Semiconductors	182,164,746	6.7
Software	41,698,986	1.5
Telecommunications	118,660,099	4.3
Total Value of Investments	2,702,563,251	98.9
Other assets less liabilities	30,601,827	1.1
Net Assets	$2,733,165,078	100.0%

07

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

	Shares	Value
COMMON STOCKS — 97.9%
ARGENTINA — 2.7%
MercadoLibre, Inc. *	120,575	$73,764,168
BELGIUM — 1.5%
Umicore SA	1,294,218	41,533,562
CHINA — 15.4%
Alibaba Group Holding Ltd. ADR *	664,016	112,517,511
Baidu, Inc. ADR *	395,642	46,432,545
Meituan Dianping, Class B *	2,275,900	19,989,928
NIO, Inc. ADR *	2,196,750	5,601,713
Ping An Insurance Group Co. of China Ltd., Class H	3,049,500	36,669,860
TAL Education Group ADR *	1,481,146	56,431,663
Tencent Holdings Ltd.	3,160,100	142,961,088
		420,604,308
DENMARK — 3.6%
Ambu A/S, Class B	823,519	13,387,337
Chr. Hansen Holding A/S	159,252	14,986,431
Genmab A/S *	286,285	52,641,392
Novozymes A/S, B Shares	394,289	18,384,446
		99,399,606
FRANCE — 8.4%
Adevinta ASA, Class A *	156,498	1,739,183
Adevinta ASA, Class B *	295,741	3,258,873
EssilorLuxottica SA	161,042	20,987,305
Kering	214,114	126,375,030
L'Oreal SA	269,207	76,543,140
		228,903,531
GERMANY — 8.2%
Aixtron SE *	1,102,052	10,527,392
BASF SE	562,693	40,935,490
Delivery Hero SE *	460,018	20,881,298
HelloFresh SE *	1,302,601	12,402,131
MorphoSys AG *	177,223	17,070,348

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

	Shares	Value
Rocket Internet SE *	662,564	$19,089,037
Zalando SE *	2,311,434	102,342,596
		223,248,292
HONG KONG — 5.7%
AIA Group Ltd.	11,485,600	124,031,878
Hong Kong Exchanges & Clearing Ltd.	907,301	32,064,101
		156,095,979
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	455,866	14,475,181
ISRAEL — 2.3%
Wix.com Ltd. *	437,842	62,217,348
ITALY — 6.3%
Ferrari NV	1,064,440	172,587,926
JAPAN — 16.1%
CyberAgent, Inc.	268,900	9,799,278
GMO Payment Gateway, Inc.	289,700	20,020,481
M3, Inc.	4,425,200	81,206,230
Nidec Corp.	362,900	49,838,869
Pan Pacific International Holdings Corp.	544,800	34,638,128
Pigeon Corp.	578,500	23,328,518
SBI Holdings, Inc.	914,200	22,707,116
SMC Corp.	140,200	52,557,483
SoftBank Group Corp.	2,463,600	118,660,099
Sysmex Corp.	415,600	27,188,589
		439,944,791
NETHERLANDS — 6.3%
ASML Holding NV	824,823	171,637,354
NORWAY — 0.4%
Schibsted ASA, Class A	156,498	4,322,756
Schibsted ASA, Class B	295,741	7,710,355
		12,033,111

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

	Shares	Value
SPAIN — 4.2%
Banco Bilbao Vizcaya Argentaria SA	4,918,031	$27,431,214
Industria de Diseno Textil SA	2,890,507	86,967,547
		114,398,761
SWEDEN — 5.8%
Atlas Copco AB, A Shares	1,824,659	58,472,382
Elekta AB, B Shares	1,427,595	20,752,594
Kinnevik AB, B Shares	1,400,378	36,451,501
Svenska Handelsbanken AB, A Shares	4,253,780	41,979,255
		157,655,732
SWITZERLAND — 1.5%
Temenos AG *	232,885	41,698,986
UNITED KINGDOM — 6.6%
Aston Martin Lagonda Global Holdings PLC *	1,421,523	18,142,954
Fiat Chrysler Automobiles NV	3,754,048	52,100,315
Ocado Group PLC *	2,574,439	38,163,567
Rolls-Royce Holdings PLC *	6,705,757	71,637,443
		180,044,279
UNITED STATES — 2.4%
Spotify Technology SA *	454,871	66,511,237
Total Common Stocks
(cost $1,527,278,239)		2,676,754,152
PREFERRED STOCKS — 1.0%
GERMANY — 1.0%
Sartorius AG 0.35%	122,898	25,204,462
UNITED KINGDOM — 0.0% (1)
Rolls-Royce Holdings PLC 0.00%	476,108,747	604,637
Total Preferred Stocks
(cost $13,395,290)		25,809,099

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

Value
TOTAL INVESTMENTS — 98.9%
(cost $1,540,673,529)	$2,702,563,251
Other assets less liabilities — 1.1%	30,601,827
NET ASSETS — 100.0%	$2,733,165,078

(1)  Amount rounds to less than 0.1%.

*  Non-income producing security.

ADR  —  American Depositary Receipt.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$73,764,168	$—	$—	$73,764,168
Belgium	—	41,533,562	—	41,533,562
China	220,983,432	199,620,876	—	420,604,308
Denmark	52,641,392	46,758,214	—	99,399,606
France	4,998,056	223,905,475	—	228,903,531
Germany	—	223,248,292	—	223,248,292
Hong Kong	—	156,095,979	—	156,095,979
India	—	14,475,181	—	14,475,181
Israel	62,217,348	—	—	62,217,348
Italy	—	172,587,926	—	172,587,926
Japan	—	439,944,791	—	439,944,791
Netherlands	—	171,637,354	—	171,637,354
Norway	7,710,355	4,322,756	—	12,033,111
Spain	—	114,398,761	—	114,398,761
Sweden	—	157,655,732	—	157,655,732
Switzerland	—	41,698,986	—	41,698,986
United Kingdom	18,142,954	161,901,325	—	180,044,279
United States	66,511,237	—	—	66,511,237
Total Common Stocks	506,968,942	2,169,785,210	—	2,676,754,152
Preferred Stocks
Germany	—	25,204,462	—	25,204,462
United Kingdom	—	604,637	—	604,637
Total Preferred Stocks	—	25,809,099	—	25,809,099
Total	$506,968,942	$2,195,594,309	$—	$2,702,563,251

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Fund

ASSETS
Investments, at value (cost $1,540,673,529)	$2,702,563,251
Cash	29,701,944
Tax reclaims receivable	3,324,159
Dividends receivable	1,030,335
Capital shares sold receivable	134,621
Prepaid assets	27,269
Total Assets	2,736,781,579
LIABILITIES
Advisory fee payable	2,275,416
Servicing fee payable	562,964
Payable for deferred Indian capital gains tax (Note A)	139,383
Capital shares purchased payable	50,000
Trustee fee payable	25,913
Commitment fee payable	12,522
Accrued expenses	550,303
Total Liabilities	3,616,501
NET ASSETS	$2,733,165,078
COMPOSITION OF NET ASSETS
Paid-in capital	$1,551,534,141
Total distributable earnings	1,181,630,937
	$2,733,165,078
NET ASSET VALUE, PER SHARE
Class 2 ($802,208,081 / 60,414,798 shares outstanding), unlimited authorized, no par value	$13.28
Class 3 ($490,795,635 / 36,873,518 shares outstanding), unlimited authorized, no par value	$13.31
Class 4 ($254,712,791 / 19,120,019 shares outstanding), unlimited authorized, no par value	$13.32
Class 5 ($1,168,402,452 / 87,520,217 shares outstanding), unlimited authorized, no par value	$13.35
Class K ($6,270 / 472 shares outstanding), unlimited authorized, no par value	$13.27	*
Institutional Class ($17,039,849 / 1,286,384 shares outstanding), unlimited authorized, no par value	$13.25

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,478,874)	$27,622,142
Non-cash dividends	5,041,305
Interest	143,050
Total Investment Income	32,806,497
EXPENSES
Advisory fee (Note B)	4,357,118
Shareholder Servicing fees — Class 2 shares (Note B)	637,198
Shareholder Servicing fees — Class 3 shares (Note B)	230,274
Shareholder Servicing fees — Class 4 shares (Note B)	83,406
Shareholder Servicing fees — Class 5 shares (Note B)	109,299
Administration & Supervisory fee — Class K shares (Note B)	5
Administration & Supervisory fee — Institutional Class shares (Note B)	11,568
Fund accounting	544,389
Legal	227,584
Custody	132,954
Transfer agency	59,507
Professional fees	54,255
Trustees' fees	52,959
Commitment fees	11,009
Insurance	10,432
Miscellaneous	32,699
Total Expenses	6,554,656
Net Investment Income	26,251,841
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(356,743)
Foreign currency transactions	(108,676)
(465,419)
Net change in unrealized appreciation on:
Investments (net of Indian capital gains tax expense of $118,383) (Note A)	495,855,392
Translation of net assets and liabilities denominated in foreign currencies	59,383
495,914,775
Net realized and unrealized gain	495,449,356
NET INCREASE IN NET ASSETS FROM OPERATIONS	$521,701,197

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

EAFE Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,251,841	$21,639,364
Net realized gain (loss)	(465,419)	155,260,239
Net change in unrealized appreciation (depreciation)	495,914,775	(613,824,065)
Net increase (decrease) in net assets from operations	521,701,197	(436,924,462)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(58,931,007)
Class 3	—	(37,425,470)
Class 4	—	(19,651,309)
Class 5	—	(90,607,317)
Class K	—	(480)
Institutional Class	—	(21,567)
Return of Capital
Class 2	—	(1,352,947)
Class 3	—	(840,560)
Class 4	—	(440,379)
Class 5	—	(2,019,580)
Class K	—	(11)
Institutional Class	—	(4,450)
Total Distributions to Shareholders	—	(211,295,077)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	28,793,000	131,045,716 *
Class 3	8,300,000	11,000,000
Class 5	—	1,000,000
Institutional Class	13,909,920	2,139,835
Dividends reinvested:
Class 2	—	60,268,790
Class 3	—	38,266,030
Class 4	—	20,091,688
Class 5	—	92,626,897
Class K	—	491
Institutional Class	—	26,017
Cost of shares redeemed:
Class 2	(11,260,000)	(117,827,995)
Class 3	(5,000,000)	(147,753,216)*
Class 4	—	(55,000,000)
Institutional Class	(1,349,022)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	33,393,898	35,884,253
Total Increase (Decrease) in Net Assets	555,095,095	(612,335,286)
NET ASSETS
Beginning of period	2,178,069,983	2,790,405,269
End of period	$2,733,165,078	$2,178,069,983

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.74		$14.39	$10.09	$10.52	$11.11	$12.58
From Investment Operations
Net investment income(a)	0.12		0.11	0.05	0.08	0.09	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		(2.61)	4.60	0.06	(0.42)	(1.01)
Net increase (decrease) in net asset value from investment operations	2.54		(2.50)	4.65	0.14	(0.33)	(0.87)
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.06)	(0.07)	(0.09)	(0.14)
From net realized gain on investments	—		(1.03)	(0.29)	(0.50)	(0.17)	(0.46)
Return of capital	—		(0.02)	—	—	—	—
Total Dividends and Distributions	—		(1.15)	(0.35)	(0.57)	(0.26)	(0.60)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.28		$10.74	$14.39	$10.09	$10.52	$11.11
Total Return
Total return based on net asset value(c)	23.63%		(17.33)%	46.09%	1.34%	(3.07)%	(6.98)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$802,208		$632,645	$746,817	$732,160	$732,135	$754,210
Ratio of net expenses to average net assets	0.60	%*	0.60%	0.61%	0.61%	0.62%	0.61%
Ratio of net investment income to average net assets	1.97	%*	0.72%	0.42%	0.81%	0.78%	1.18%
Portfolio turnover rate(d)	3%		14%	9%	18%	17%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.76		$14.42	$10.11	$10.54	$11.13	$12.61
From Investment Operations
Net investment income(a)	0.13		0.11	0.05	0.11	0.10	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		(2.61)	4.62	0.03	(0.43)	(1.02)
Net increase (decrease) in net asset value from investment operations	2.55		(2.50)	4.67	0.14	(0.33)	(0.87)
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.07)	(0.07)	(0.09)	(0.15)
From net realized gain on investments	—		(1.03)	(0.29)	(0.50)	(0.17)	(0.46)
Return of capital	—		(0.02)	—	—	—	—
Total Dividends and Distributions	—		(1.16)	(0.36)	(0.57)	(0.26)	(0.61)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.31		$10.76	$14.42	$10.11	$10.54	$11.13
Total Return
Total return based on net asset value(c)	23.67%		(17.27)%	46.20%	1.41%	(3.02)%	(6.91)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$490,796		$393,050	$601,549	$433,860	$490,218	$487,943
Ratio of net expenses to average net assets	0.53	%*	0.53%	0.54%	0.54%	0.55%	0.54%
Ratio of net investment income to average net assets	2.03	%*	0.74%	0.41%	1.04%	0.85%	1.23%
Portfolio turnover rate(d)	3%		14%	9%	18%	17%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period October 10, 2016(a) through December 31, 2016	For the Period January 1, 2016(a) through April 11, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.77		$14.43	$10.12	$11.49	$10.55	$11.15	$12.62
From Investment Operations
Net investment income(b)	0.13		0.12	0.06	0.00 (c)	0.02	0.10	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		(2.61)	4.62	(0.81)	(0.41)	(0.43)	(1.01)
Net increase (decrease) in net asset value from investment operations	2.55		(2.49)	4.68	(0.81)	(0.39)	(0.33)	(0.85)
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.08)	(0.08)	—	(0.10)	(0.16)
From net realized gain on investments	—		(1.03)	(0.29)	(0.48)	—	(0.17)	(0.46)
Return of capital	—		(0.02)	—	—	—	—	—
Total Dividends and Distributions	—		(1.17)	(0.37)	(0.56)	—	(0.27)	(0.62)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$13.32		$10.77	$14.43	$10.12	$10.16	$10.55	$11.15
Total Return
Total return based on net asset value(d)	23.69%		(17.24)%	46.24%	(6.97)%	(3.71)%	(2.99)%	(6.88)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$254,713		$205,923	$302,474	$201,923	$191,724	$199,086	$205,228
Ratio of net expenses to average net assets	0.50	%*	0.50%	0.51%	0.52%*	0.51%*	0.52%	0.51%
Ratio of net investment income to average net assets	2.07	%*	0.83%	0.45%	0.05%*	0.65%*	0.89%	1.26%
Portfolio turnover rate(e)	3%		14%	9%	18%	18%	17%	18%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.79		$14.46	$10.14	$10.56	$11.16	$12.64
From Investment Operations
Net investment income(a)	0.13		0.12	0.07	0.10	0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		(2.61)	4.62	0.06	(0.44)	(1.02)
Net increase (decrease) in net asset value from investment operations	2.56		(2.49)	4.69	0.16	(0.33)	(0.86)
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.08)	(0.08)	(0.10)	(0.16)
From net realized gain on investments	—		(1.03)	(0.29)	(0.50)	(0.17)	(0.46)
Return of capital	—		(0.02)	—	—	—	—
Total Dividends and Distributions	—		(1.18)	(0.37)	(0.58)	(0.27)	(0.62)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.35		$10.79	$14.46	$10.14	$10.56	$11.16
Total Return
Total return based on net asset value(c)	23.72%		(17.20)%	46.31%	1.49%	(2.94)%	(6.83)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$1,168,402		$944,366	$1,139,553	$778,857	$767,415	$790,695
Ratio of net expenses to average net assets	0.45	%*	0.45%	0.46%	0.46%	0.47%	0.46%
Ratio of net investment income to average net assets	2.12	%*	0.84%	0.51%	0.98%	0.94%	1.30%
Portfolio turnover rate(d)	3%		14%	9%	18%	17%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.73		$14.38	$12.02
From Investment Operations
Net investment income(b)	0.12		0.10	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		(2.60)	2.71
Net increase (decrease) in net asset value from investment operations	2.54		(2.50)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.07)
From net realized gain on investments	—		(1.03)	(0.29)
Return of capital	—		(0.02)	—
Total Dividends and Distributions	—		(1.15)	(0.36)
Net asset value, end of period	$13.27		$10.73	$14.38
Total Return
Total return based on net asset value(c)	23.67%		(17.32)%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6		$5	$6
Ratio of net expenses to average net assets	0.60	%*	0.60%	0.60%*
Ratio of net investment income to average net assets	1.98	%*	0.72%	0.14%*
Portfolio turnover rate(d)	3%		14%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.72		$14.38		$12.02
From Investment Operations
Net investment income (loss)(b)	0.14		(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.39		(2.49	)(c)	2.71
Net increase (decrease) in net asset value from investment operations	2.53		(2.50)		2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)		(0.07)
From net realized gain on investments	—		(1.03)		(0.29)
Return of capital	—		(0.02)		—
Total Dividends and Distributions	—		(1.16)		(0.36)
Net asset value, end of period	$13.25		$10.72		$14.38
Total Return
Total return based on net asset value(d)	23.60%		(17.34)%		22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,040		$2,081		$6
Ratio of net expenses to average net assets	0.65	%*	0.69%		0.60%*
Ratio of net investment income (loss) to average net assets	2.12	%*	(0.23)%		0.14%*
Portfolio turnover rate(e)	3%		14%		9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

	Value	% of Total Net Assets
Apparel	$11,706,765	3.1%
Auto Manufacturers	3,198,502	0.8
Auto Parts & Equipment	4,334,676	1.1
Banks	7,664,672	2.0
Beverages	8,414,585	2.2
Building Materials	9,048,132	2.4
Chemicals	14,217,546	3.7
Commercial Services	5,883,230	1.5
Computers	6,362,517	1.6
Cosmetics/Personal Care	24,469,339	6.4
Diversified Financial Services	12,484,329	3.3
Electrical Components & Equipment	8,745,205	2.3
Electronics	29,412,844	7.7
Engineering & Construction	4,836,799	1.3
Food	10,187,890	2.7
Hand/Machine Tools	12,044,487	3.1
Healthcare—Products	20,039,764	5.2
Holding Companies—Diversified	2,598,609	0.7
Insurance	25,681,515	6.6
Internet	58,457,236	15.2
Investment Companies	8,506,758	2.2
Leisure Time	5,587,889	1.5
Machinery—Construction & Mining	3,852,778	1.1
Machinery—Diversified	28,794,029	7.4
Oil & Gas Services	3,296,348	0.9
Retail	27,518,728	7.2
Semiconductors	15,916,347	4.1
Telecommunications	6,030,625	1.5
Total Value of Investments	379,292,144	98.8
Other assets less liabilities	4,632,079	1.2
Net Assets	$383,924,223	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 4.9%
Cochlear Ltd.	66,216	$9,640,777
SEEK Ltd.	326,848	4,864,903
Treasury Wine Estates Ltd.	394,753	4,145,891
		18,651,571
BRAZIL — 0.8%
Raia Drogasil SA	143,800	2,871,918
CHINA — 5.6%
Alibaba Group Holding Ltd. ADR *	36,082	6,114,095
Baidu, Inc. ADR *	15,289	1,794,317
Ctrip.com International Ltd. ADR *	79,314	2,927,479
JD.com, Inc. ADR *	81,903	2,480,842
Ping An Insurance Group Co. of China Ltd., Class H	334,500	4,022,321
Tsingtao Brewery Co., Ltd., Class H	669,943	4,268,694
		21,607,748
DENMARK — 2.2%
Novozymes A/S, B Shares	179,666	8,377,256
FINLAND — 1.5%
Kone Oyj, B Shares	98,033	5,789,176
FRANCE — 2.3%
Legrand SA	119,619	8,745,205
GERMANY — 6.7%
adidas AG	25,600	7,919,876
Bechtle AG	55,285	6,362,517
Infineon Technologies AG	262,130	4,657,968
Zalando SE *	154,840	6,855,799
		25,796,160
HONG KONG — 6.4%
AIA Group Ltd.	1,327,800	14,338,783
Jardine Matheson Holdings Ltd.	41,200	2,598,609

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

	Shares	Value
Jardine Strategic Holdings Ltd.	89,600	$3,418,888
Techtronic Industries Co. Ltd.	563,000	4,313,048
		24,669,328
INDIA — 1.2%
Mahindra & Mahindra Ltd. GDR	343,925	3,198,502
MakeMyTrip Ltd. *	63,241	1,568,377
		4,766,879
IRELAND — 1.5%
Kingspan Group PLC	103,566	5,624,452
JAPAN — 21.9%
Denso Corp.	102,800	4,334,676
Kakaku.com, Inc.	190,000	3,674,687
Kao Corp.	74,300	5,669,415
Keyence Corp.	7,000	4,317,057
MS&AD Insurance Group Holdings, Inc.	230,300	7,320,411
Murata Manufacturing Co., Ltd.	65,400	2,944,356
Nidec Corp.	42,000	5,768,070
Olympus Corp.	500,000	5,564,443
Pigeon Corp.	98,200	3,960,001
Shimano, Inc.	37,500	5,587,889
Shiseido Co., Ltd.	196,200	14,839,923
SMC Corp.	21,600	8,097,301
SoftBank Group Corp.	108,000	5,201,855
Sugi Holdings Co., Ltd.	41,600	1,970,209
Sysmex Corp.	73,900	4,834,544
		84,084,837
NETHERLANDS — 1.4%
ASML Holding NV	26,416	5,496,903
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	419,935	6,769,002
SINGAPORE — 2.0%
United Overseas Bank Ltd.	396,473	7,664,672
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

	Shares	Value
SOUTH AFRICA — 2.0%
Naspers Ltd., N Shares	31,610	$7,651,209
SPAIN — 2.0%
Industria de Diseno Textil SA	257,185	7,738,002
SWEDEN — 6.2%
Atlas Copco AB, A Shares	87,877	2,816,076
Atlas Copco AB, B Shares	177,748	5,110,330
Epiroc AB, A Shares	21,971	228,923
Epiroc AB, B Shares	365,328	3,623,855
Investor AB, B Shares	176,896	8,506,758
Nibe Industrier AB B Shares	233,751	3,423,680
		23,709,622
SWITZERLAND — 4.3%
Compagnie Financiere Richemont SA	95,118	8,082,800
Schindler Holding AG, Participating Certificates	34,686	7,731,439
u-blox Holding AG *	9,760	828,770
		16,643,009
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	147,089	5,761,476
UNITED KINGDOM — 15.9%
ASOS PLC *	78,784	2,557,013
Auto Trader Group PLC	1,107,897	7,716,276
Burberry Group PLC	159,769	3,786,889
Hargreaves Lansdown PLC	391,270	9,560,020
HomeServe PLC	320,975	4,836,799
Intertek Group PLC	84,154	5,883,230
John Wood Group PLC	572,482	3,296,348
Johnson Matthey PLC	138,141	5,840,290
Jupiter Fund Management PLC	544,852	2,924,309
Rightmove PLC	1,047,895	7,128,905
Trainline PLC *	908,404	4,754,692
Weir Group PLC (The)	135,395	2,664,089
		60,948,860

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

	Shares	Value
UNITED STATES — 5.0%
Mettler-Toledo International, Inc. *	16,752	$14,071,680
Spotify Technology SA *	35,730	5,224,441
		19,296,121
Total Common Stocks
(cost $286,027,450)		372,663,406
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.35% (cost $4,058,517)	32,322	6,628,738
TOTAL INVESTMENTS — 98.8%
(cost $290,085,967)		$379,292,144
Other assets less liabilities — 1.2%		4,632,079
NET ASSETS — 100.0%		$383,924,223

*  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$18,651,571	$—	$18,651,571
Brazil	2,871,918	—	—	2,871,918
China	13,316,733	8,291,015	—	21,607,748
Denmark	—	8,377,256	—	8,377,256
Finland	—	5,789,176	—	5,789,176
France	—	8,745,205	—	8,745,205
Germany	—	25,796,160	—	25,796,160
Hong Kong	—	24,669,328	—	24,669,328
India	4,766,879	—	—	4,766,879
Ireland	5,624,452	—	—	5,624,452
Japan	—	84,084,837	—	84,084,837
Netherlands	—	5,496,903	—	5,496,903
Portugal	—	6,769,002	—	6,769,002
Singapore	—	7,664,672	—	7,664,672

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
South Africa	$—	$7,651,209	$—	$7,651,209
Spain	—	7,738,002	—	7,738,002
Sweden	—	23,709,622	—	23,709,622
Switzerland	—	16,643,009	—	16,643,009
Taiwan	5,761,476	—	—	5,761,476
United Kingdom	4,754,692	56,194,168	—	60,948,860
United States	19,296,121	—	—	19,296,121
Total Common Stocks	56,392,271	316,271,135	—	372,663,406
Preferred Stocks
Germany	—	6,628,738	—	6,628,738
Total	$56,392,271	$322,899,873	$—	$379,292,144

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Choice Fund

ASSETS
Investments, at value (cost $290,085,967)	$379,292,144
Cash	3,828,328
Tax reclaims receivable	785,172
Receivable for investments sold	716,412
Dividends receivable	431,576
Prepaid assets	17,502
Total Assets	385,071,134
LIABILITIES
Advisory fee payable	328,068
Payable for investment purchased	523,784
Servicing fee payable	159,347
Capital shares purchased payable	35,751
Trustee fee payable	3,326
Commitment fee payable	1,600
Accrued expenses	95,035
Total Liabilities	1,146,911
NET ASSETS	$383,924,223
COMPOSITION OF NET ASSETS
Paid-in capital	$289,634,491
Total distributable earnings	94,289,732
$383,924,223
NET ASSET VALUE, PER SHARE
Class 2 ($279,990,947 / 17,708,139 shares outstanding), unlimited authorized, no par value	$15.81
Class K ($85,208,254 / 5,401,609 shares outstanding), unlimited authorized, no par value	$15.77
Institutional Class ($18,725,022 / 1,189,313 shares outstanding), unlimited authorized, no par value	$15.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $484,767)	$3,798,013
Non-cash dividends	213,081
Interest	23,701
Total Investment Income	4,034,795
EXPENSES
Advisory fee (Note B)	622,074
Shareholder Servicing fees — Class 2 shares (Note B)	222,036
Administration & Supervisory fee — Class K shares (Note B)	67,331
Administration & Supervisory fee — Institutional Class shares (Note B)	12,783
Fund accounting	83,671
Transfer agency	35,854
Legal	33,543
Custody	30,157
Professional fees	20,415
Trustees' fees	7,363
Commitment fees	1,582
Insurance	1,358
Miscellaneous	25,854
Total Expenses	1,164,021
Net Investment Income	2,870,774
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	3,850,553
Foreign currency transactions	(7,787)
3,842,766
Net change in unrealized appreciation (depreciation) on:
Investments	57,266,719
Translation of net assets and liabilities denominated in foreign currencies	(2,662)
57,264,057
Net realized and unrealized gain	61,106,823
NET INCREASE IN NET ASSETS FROM OPERATIONS	$63,977,597

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

EAFE Choice Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,870,774	$2,951,074
Net realized gain	3,842,766	4,489,513
Net change in unrealized appreciation (depreciation)	57,264,057	(55,320,823)
Net increase (decrease) in net assets from operations	63,977,597	(47,880,236)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(5,515,340)
Class K	—	(1,650,610)
Institutional Class	—	(266,670)
Total Distributions to Shareholders	—	(7,432,620)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	398,000	34,104,348 *
Class 3	—	405,000
Class K	7,500,000	67,194,504
Institutional Class	5,642,343	12,355,055
Dividends reinvested:
Class 2	—	5,515,340
Class K	—	1,650,610
Institutional Class	—	263,403
Cost of shares redeemed:
Class 2	(528,300)	(37,450,000)
Class 3	—	(27,282,248)*
Class K	(1,375,000)	(500,000)
Institutional Class	(222,010)	(38,023)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	11,415,033	56,217,989
Total Increase in Net Assets	75,392,630	905,133
NET ASSETS
Beginning of period	308,531,593	307,626,460
End of period	$383,924,223	$308,531,593

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Choice Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$13.15		$16.11	$12.46	$12.55	$12.43	$13.13
From Investment Operations
Net investment income(a)	0.12		0.17	0.16	0.19	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.54		(2.81)	3.74	(0.13)	0.09 (b)	(0.75)
Net increase (decrease) in net asset value from investment operations	2.66		(2.64)	3.90	0.06	0.26	(0.59)
Dividends and Distributions to Shareholders
From net investment income	—		(0.09)	(0.25)	(0.16)	(0.15)	(0.14)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total Dividends and Distributions	—		(0.32)	(0.25)	(0.16)	(0.15)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (c)	0.01	0.01	0.03
Net asset value, end of period	$15.81		$13.15	$16.11	$12.46	$12.55	$12.43
Total Return
Total return based on net asset value(d)	20.23%		(16.39)%	31.28%	0.59%	2.16%	(4.25)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$279,991		$232,937	$280,488	$272,338	$229,032	$110,234
Ratio of net expenses to average net assets	0.65	%*	0.68%	0.67%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets	1.61	%*	1.06%	1.06%	1.46%	1.29%	1.23%
Portfolio turnover rate(e)	7%		26%	12%	23%	16%	23%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Choice Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.12		$16.10	$14.15
From Investment Operations
Net investment income(b)	0.12		0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.53		(2.68)	2.13
Net increase (decrease) in net asset value from investment operations	2.65		(2.64)	2.21
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.26)
From net realized gain on investments	—		(0.23)	—
Total Dividends and Distributions	—		(0.34)	(0.26)
Net asset value, end of period	$15.77		$13.12	$16.10
Total Return
Total return based on net asset value(c)	20.20%		(16.36)%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$85,208		$64,827	$6
Ratio of net expenses to average net assets	0.65	%*	0.68%	0.68%*
Ratio of net investment income to average net assets	1.62	%*	0.42%	0.73%*
Portfolio turnover rate(d)	7%		26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Choice Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.10		$16.09	$14.15
From Investment Operations
Net investment income(b)	0.12		0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		(2.73)	2.21
Net increase (decrease) in net asset value from investment operations	2.64		(2.66)	2.22
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.28)
From net realized gain on investments	—		(0.23)	—
Total Dividends and Distributions	—		(0.33)	(0.28)
Net asset value, end of period	$15.74		$13.10	$16.09
Total Return
Total return based on net asset value(c)	20.15%		(16.50)%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,725		$10,768	$201
Ratio of net expenses to average net assets	0.74	%*	0.78%	0.68%*
Ratio of net investment income to average net assets	1.66	%*	0.47%	0.14%*
Portfolio turnover rate(d)	7%		26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

	Value	% of Total Net Assets
Apparel	$15,018,811	3.3%
Auto Parts & Equipment	5,856,872	1.3
Banks	10,732,992	2.3
Beverages	6,411,542	1.4
Building Materials	12,783,320	2.8
Chemicals	19,386,131	4.2
Commercial Services	7,681,252	1.7
Computers	7,474,936	1.6
Cosmetics/Personal Care	26,002,447	5.6
Diversified Financial Services	22,915,634	5.0
Electrical Components & Equipment	10,805,119	2.3
Electronics	34,348,263	7.5
Engineering & Construction	6,249,270	1.4
Food	12,190,224	2.7
Hand/Machine Tools	16,718,703	3.6
Healthcare—Products	27,630,185	6.0
Holding Companies—Diversified	4,692,632	1.0
Insurance	27,728,619	6.0
Internet	50,221,995	10.7
Investment Companies	10,361,696	2.2
Leisure Time	10,430,727	2.3
Machinery—Construction & Mining	5,109,776	1.1
Machinery—Diversified	36,956,510	8.0
Oil & Gas Services	4,218,611	0.9
Retail	33,840,971	7.4
Semiconductors	18,027,798	3.9
Telecommunications	8,529,093	1.8
Total Value of Investments	452,324,129	98.0
Other assets less liabilities	9,021,387	2.0
Net Assets	$461,345,516	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 96.3%
AUSTRALIA — 5.6%
Cochlear Ltd.	87,856	$12,791,471
SEEK Ltd.	441,448	6,570,643
Treasury Wine Estates Ltd.	610,478	6,411,542
		25,773,656
DENMARK — 2.3%
Novozymes A/S, B Shares	223,830	10,436,483
FINLAND — 1.6%
Kone Oyj, B Shares	128,496	7,588,118
FRANCE — 2.3%
Legrand SA	147,795	10,805,119
GERMANY — 7.3%
adidas AG	29,810	9,222,324
Bechtle AG	64,951	7,474,936
Infineon Technologies AG	419,989	7,463,073
Zalando SE *	213,712	9,462,455
		33,622,788
HONG KONG — 6.7%
AIA Group Ltd.	1,537,800	16,606,553
Jardine Matheson Holdings Ltd.	74,400	4,692,632
Jardine Strategic Holdings Ltd.	94,000	3,586,780
Techtronic Industries Co. Ltd.	810,000	6,205,274
		31,091,239
IRELAND — 1.7%
Kingspan Group PLC	146,196	7,939,598

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

	Shares	Value
JAPAN — 24.0%
Denso Corp.	138,900	$5,856,872
Kakaku.com, Inc.	334,800	6,475,185
Kao Corp.	114,200	8,713,959
Keyence Corp.	8,200	5,057,124
MS&AD Insurance Group Holdings, Inc.	349,900	11,122,066
Murata Manufacturing Co., Ltd.	92,700	4,173,422
Nidec Corp.	50,200	6,894,217
Olympus Corp.	770,200	8,571,469
Pigeon Corp.	113,800	4,589,084
Shimano, Inc.	70,000	10,430,727
Shiseido Co., Ltd.	167,900	12,699,404
SMC Corp.	27,000	10,121,626
SoftBank Group Corp.	151,800	7,311,497
Sugi Holdings Co., Ltd.	50,400	2,386,983
Sysmex Corp.	95,800	6,267,245
		110,670,880
NETHERLANDS — 2.3%
ASML Holding NV	50,770	10,564,725
PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	533,740	8,603,444
SINGAPORE — 2.3%
United Overseas Bank Ltd.	555,189	10,732,992
SPAIN — 2.4%
Industria de Diseno Textil SA	364,755	10,974,493
SWEDEN — 7.8%
Atlas Copco AB, A Shares	311,371	9,978,086
Atlas Copco AB, B Shares	35,100	1,009,140
Avanza Bank Holding AB	602,718	4,600,789
Epiroc AB, A Shares	260,741	2,716,747
Epiroc AB, B Shares	241,246	2,393,029
Investor AB, B Shares	215,469	10,361,696
Nibe Industrier AB B Shares	330,704	4,843,722
		35,903,209

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

	Shares	Value
SWITZERLAND — 4.9%
Compagnie Financiere Richemont SA	129,648	$11,017,040
Schindler Holding AG	47,167	10,513,429
u-blox Holding AG *	14,339	1,217,596
		22,748,065
UNITED KINGDOM — 18.3%
ASOS PLC *	118,198	3,836,234
Auto Trader Group PLC	1,484,543	10,339,539
Burberry Group PLC	244,554	5,796,487
Hargreaves Lansdown PLC	585,970	14,317,184
HomeServe PLC	414,708	6,249,270
Intertek Group PLC	109,873	7,681,252
John Wood Group PLC	732,653	4,218,611
Johnson Matthey PLC	211,687	8,949,648
Jupiter Fund Management PLC	744,837	3,997,661
Rightmove PLC	1,520,609	10,344,813
Trainline PLC *	1,085,134	5,679,717
Weir Group PLC (The)	162,754	3,202,416
		84,612,832
UNITED STATES — 4.9%
Mettler-Toledo International, Inc. *	18,475	15,519,000
Spotify Technology SA *	47,708	6,975,864
		22,494,864
Total Common Stocks
(cost $391,607,995)		444,562,505
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.35% (cost $4,936,066)	37,846	7,761,624
TOTAL INVESTMENTS — 98.0%
(cost $396,544,061)		$452,324,129
Other assets less liabilities — 2.0%		9,021,387
NET ASSETS — 100.0%		$461,345,516

*  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$25,773,656	$—	$25,773,656
Denmark	—	10,436,483	—	10,436,483
Finland	—	7,588,118	—	7,588,118
France	—	10,805,119	—	10,805,119
Germany	—	33,622,788	—	33,622,788
Hong Kong	—	31,091,239	—	31,091,239
Ireland	7,939,598	—	—	7,939,598
Japan	—	110,670,880	—	110,670,880
Netherlands	—	10,564,725	—	10,564,725
Portugal	—	8,603,444	—	8,603,444
Singapore	—	10,732,992	—	10,732,992
Spain	—	10,974,493	—	10,974,493
Sweden	—	35,903,209	—	35,903,209
Switzerland	—	22,748,065	—	22,748,065
United Kingdom	5,679,717	78,933,115	—	84,612,832
United States	22,494,864	—	—	22,494,864
Total Common Stocks	36,114,179	408,448,326	—	444,562,505
Preferred Stocks
Germany	—	7,761,624	—	7,761,624
Total	$36,114,179	$416,209,950	$—	$452,324,129

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
EAFE Pure Fund

ASSETS
Investments, at value (cost $396,544,061)	$452,324,129
Cash	7,628,026
Receivable for investments sold	1,535,967
Tax reclaims receivable	857,018
Dividends receivable	395,336
Prepaid assets	48,449
Total Assets	462,788,925
LIABILITIES
Advisory fee payable	388,362
Payable for investment purchased	741,038
Servicing fee payable	175,484
Trustee fee payable	5,018
Commitment fee payable	2,305
Accrued expenses	131,202
Total Liabilities	1,443,409
NET ASSETS	$461,345,516
COMPOSITION OF NET ASSETS
Paid-in capital	$414,185,438
Total distributable earnings	47,160,078
$461,345,516
NET ASSET VALUE, PER SHARE
Class 2 ($211,169,681 / 17,540,574 shares outstanding), unlimited authorized, no par value	$12.04
Class 3 ($76,943,144 / 6,327,091 shares outstanding), unlimited authorized, no par value	$12.16
Class K ($170,188,945 / 14,152,613 shares outstanding), unlimited authorized, no par value	$12.03
Institutional Class ($3,043,746 / 253,302 shares outstanding), unlimited authorized, no par value	$12.02

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $638,051)	$4,791,631
Interest	24,160
Total Investment Income	4,815,791
EXPENSES
Advisory fee (Note B)	758,809
Shareholder Servicing fees — Class 2 shares (Note B)	168,718
Shareholder Servicing fees — Class 3 shares (Note B)	35,909
Administration & Supervisory fee — Class K shares (Note B)	136,894
Administration & Supervisory fee — Institutional Class shares (Note B)	1,907
Fund accounting	108,391
Blue sky fees	72,151
Legal	43,403
Transfer agency	36,901
Custody	24,522
Professional fees	13,593
Trustees' fees	9,614
Commitment fees	1,986
Insurance	1,734
Miscellaneous	10,903
Total Expenses	1,425,435
Net Investment Income	3,390,356
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(4,325,237)
Foreign currency transactions	(89,155)
(4,414,392)
Net change in unrealized appreciation (depreciation) on:
Investments	79,097,075
Translation of net assets and liabilities denominated in foreign currencies	(5,477)
79,091,598
Net realized and unrealized gain	74,677,206
NET INCREASE IN NET ASSETS FROM OPERATIONS	$78,067,562

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

EAFE Pure Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,390,356	$4,627,166
Net realized loss	(4,414,392)	(8,465,609)
Net change in unrealized appreciation (depreciation)	79,091,598	(73,462,453)
Net increase (decrease) in net assets from operations	78,067,562	(77,300,896)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,510,948)
Class 3	—	(573,430)
Class K	—	(1,410,939)
Institutional Class	—	(17,245)
Total Distributions to Shareholders	—	(3,512,562)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	7,500
Class K	13,151,000	181,677,307
Institutional Class	785,494	2,216,528
Dividends reinvested:
Class 2	—	1,510,948
Class 3	—	573,430
Class K	—	1,410,939
Institutional Class	—	17,245
Cost of shares redeemed:
Class 2	(6,000,000)	(5,000,000)
Class 3	—	(5,000,000)
Class K	(24,722,821)	(389,000)
Institutional Class	—	(639)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(16,783,327)	177,024,258
Total Increase in Net Assets	61,284,235	96,210,800
NET ASSETS
Beginning of period	400,061,281	303,850,481
End of period	$461,345,516	$400,061,281

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Pure Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Period April 15, 2014(a) through December 31, 2014
Net asset value, beginning of period	$10.04		$12.06	$9.55	$9.70		$9.36	$10.00
From Investment Operations
Net investment income(b)	0.09		0.15	0.14	0.17		0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		(2.08)	2.58	(0.18)		0.27 (c)	(0.69)
Net increase (decrease) in net asset value from investment operations	2.00		(1.93)	2.72	(0.01)		0.40	(0.61)
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.22)	(0.14)		(0.09)	(0.06)
From net realized gain on investments	—		(0.06)	—	—		—	(0.00	)(d)
Total Dividends and Distributions	—		(0.09)	(0.22)	(0.14)		(0.09)	(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.01	(0.00	)(d)	0.03	0.03
Net asset value, end of period	$12.04		$10.04	$12.06	$9.55		$9.70	$9.36
Total Return
Total return based on net asset value(e)	19.95%		(16.05)%	28.59%	(0.20)%		4.61%	(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$211,170		$181,679	$221,316	$172,316		$172,659	$43,223
Ratio of net expenses to average net assets	0.67	%*	0.67%	0.66%	0.66%		0.66%	0.70	%*
Ratio of net investment income to average net assets	1.56	%*	1.23%	1.22%	1.73%		1.36%	1.17	%*
Portfolio turnover rate(f)	9%		14%	21%	13%		18%	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Pure Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018	For the Period March 24, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.13	$12.17	$10.49
From Investment Operations
Net investment income(b)	0.09	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	(2.11)	1.79
Net increase (decrease) in net asset value from investment operations	2.03	(1.95)	1.91
Dividends and Distributions to Shareholders
From net investment income	—	(0.03)	(0.23)
From net realized gain on investments	—	(0.06)	—
Total Dividends and Distributions	—	(0.09)	(0.23)

Proceeds from Purchase Fees and Redemption Fees(b)	—	—	0.00	(c)

Net asset value, end of period	$12.16		$10.13	$12.17
Total Return
Total return based on net asset value(d)	20.00%		(15.99)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$76,943		$64,123	$82,523
Ratio of net expenses to average net assets	0.60	%*	0.60%	0.58	%*
Ratio of net investment income to average net assets	1.64	%*	1.31%	1.32	%*
Portfolio turnover rate(e)	9%		14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Pure Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.03		$12.06	$10.74
From Investment Operations
Net investment income(b)	0.09		0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		(2.04)	1.47
Net increase (decrease) in net asset value from investment operations	2.00		(1.93)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	(0.22)
From net realized gain on investments	—		(0.06)	—
Total Dividends and Distributions	—		(0.10)	(0.22)
Net asset value, end of period	$12.03		$10.03	$12.06
Total Return
Total return based on net asset value(c)	19.94%		(16.05)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$170,189		$152,397	$6
Ratio of net expenses to average net assets	0.67	%*	0.67%	0.66%*
Ratio of net investment income to average net assets	1.53	%*	0.99%	0.87%*
Portfolio turnover rate(d)	9%		14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

EAFE Pure Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.02		$12.06	$10.74
From Investment Operations
Net investment income(b)	0.08		0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		(2.00)	1.47
Net increase (decrease) in net asset value from investment operations	2.00		(1.94)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	(0.22)
From net realized gain on investments	—		(0.06)	—
Total Dividends and Distributions	—		(0.10)	(0.22)
Net asset value, end of period	$12.02		$10.02	$12.06
Total Return
Total return based on net asset value(c)	19.96%		(16.13)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,044		$1,862	$6
Ratio of net expenses to average net assets	0.76	%*	0.77%	0.66%*
Ratio of net investment income to average net assets	1.45	%*	0.59%	0.87%*
Portfolio turnover rate(d)	9%		14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

	Value	% of Total Net Assets
Apparel	$34,470,524	1.2%
Auto Manufacturers	119,962,746	3.8
Auto Parts & Equipment	11,332,608	0.4
Banks	591,598,854	19.2
Biotechnology	18,910,001	0.6
Building Materials	49,547,368	1.7
Chemicals	58,276,565	1.9
Commercial Services	16,125,084	0.5
Computers	51,501,435	1.7
Diversified Financial Services	124,621,296	4.0
Electronics	29,353,369	0.9
Food	35,462,788	1.1
Gas	15,912,598	0.5
Holding Companies—Diversified	16,510,318	0.5
Home Furnishings	18,009,399	0.6
Insurance	215,808,012	7.1
Internet	445,067,543	14.3
Iron / Steel	73,148,544	2.4
Machinery—Construction & Mining	18,447,680	0.6
Mining	156,867,623	5.1
Oil & Gas	402,631,749	13.2
Real Estate	29,953,376	1.0
Retail	26,713,025	0.9
Semiconductors	350,763,538	11.4
Software	40,124,622	1.3
Telecommunications	31,997,135	1.0
Total Value of Investments	2,983,117,800	96.9
Other assets less liabilities	94,737,783	3.1
Net Assets	$3,077,855,583	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 94.4%
ARGENTINA — 1.7%
Banco Macro SA ADR	241,814	$17,616,150
MercadoLibre, Inc. *	58,189	35,598,284
		53,214,434
BRAZIL — 9.4%
B3 SA — Brasil Bolsa Balcao	2,525,300	24,681,183
Banco Bradesco SA ADR	7,377,288	72,444,968
BRF SA ADR *	173,320	1,317,232
Kroton Educacional SA	5,639,300	16,125,084
Petroleo Brasileiro SA ADR	5,368,058	83,580,663
Petroleo Brasileiro SA ADR	1,244,869	17,677,140
Vale SA ADR	5,442,600	73,148,544
		288,974,814
CANADA — 0.3%
Valeura Energy, Inc. *	4,672,400	8,277,628
CHILE — 0.7%
Lundin Mining Corp.	3,943,000	21,709,007
CHINA — 27.7%
Alibaba Group Holding Ltd. ADR *	839,808	142,305,466
Brilliance China Automotive Holdings Ltd.	42,740,000	47,265,783
China Merchants Bank Co., Ltd., Class H	16,350,500	81,138,041
China Vanke Co., Ltd., Class H	7,989,000	29,953,376
CNOOC Ltd.	69,796,000	119,055,481
Geely Automobile Holdings Ltd.	7,985,000	13,691,345
Kingsoft Corp. Ltd. *	6,438,000	13,944,656
Minth Group Ltd.	4,202,000	11,332,608
Ping An Bank Co., Ltd., Class A	9,443,131	18,981,098
Ping An Insurance Group Co. of China Ltd., Class H	13,269,500	159,564,094
Shenzhou International Group Holdings Ltd.	1,683,000	23,216,501
Tencent Holdings Ltd.	2,830,900	128,068,271
Tencent Music Entertainment Group ADR *	942,977	14,135,225
Zai Lab Ltd. ADR *	542,300	18,910,001
ZTE Corp., Class H *	11,050,800	31,997,135
		853,559,081

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

	Shares	Value
HONG KONG — 0.6%
Haier Electronics Group Co., Ltd. *	6,490,300	$18,009,399
INDIA — 12.5%
Ambuja Cements Ltd.	3,626,224	11,177,791
Asian Paints Ltd.	829,286	16,310,968
Housing Development Finance Corp., Ltd.	3,147,408	99,940,113
ICICI Prudential Life Insurance Co., Ltd.	2,533,822	14,269,031
Indraprastha Gas Ltd.	3,491,936	15,912,598
Mahindra & Mahindra Ltd.	3,691,947	35,045,517
Maruti Suzuki India Ltd.	253,098	23,960,101
Reliance Industries Ltd. *	5,412,830	98,227,202
Tata Consultancy Services Ltd.	1,595,981	51,501,435
UltraTech Cement Ltd.	266,214	17,562,676
		383,907,432
INDONESIA — 2.2%
Bank Mandiri Persero Tbk PT	37,286,900	21,169,601
Bank Rakyat Indonesia Persero Tbk PT	150,097,100	46,338,742
		67,508,343
MEXICO — 3.1%
Alfa SAB de CV, Class A	16,838,200	16,510,318
Cemex SAB de CV, Participating Certificates ADR	4,907,288	20,806,901
Grupo Financiero Banorte SAB de CV, Class O	5,193,800	30,166,321
Wal-Mart de Mexico SAB de CV	9,786,660	26,713,025
		94,196,565
PERU — 0.8%
Credicorp Ltd.	105,063	24,049,971
POLAND — 0.9%
KGHM Polska Miedz SA *	953,904	26,484,203
PORTUGAL — 0.9%
Galp Energia, SGPS, SA	1,760,055	27,068,368
RUSSIA — 8.1%
Magnit PJSC GDR Reg S	1,484,776	21,640,610
MMC Norilsk Nickel PJSC ADR	4,785,311	108,674,413

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

	Shares	Value
Sberbank of Russia PJSC ADR	7,800,820	$120,179,878
		250,494,901
SOUTH AFRICA — 3.7%
Naspers Ltd., N Shares	475,829	115,174,531
SOUTH KOREA — 8.9%
DB Insurance Co., Ltd.	288,488	14,816,038
Doosan Bobcat, Inc.	585,039	18,447,680
Hyundai Marine & Fire Insurance Co., Ltd.	476,467	11,743,830
LG Chem Ltd.	136,547	41,965,597
NAVER Corp.	109,541	10,826,034
NCSoft Corp.	31,655	13,094,957
Netmarble Corp. *	122,993	12,044,741
Orion Corp.	155,973	12,504,946
Samsung Electronics Co., Ltd.	3,035,994	123,626,713
Samsung Fire & Marine Insurance Co., Ltd.	66,414	15,415,019
		274,485,555
TAIWAN — 7.5%
Eclat Textile Co., Ltd.	878,360	11,254,023
Hon Hai Precision Industry Co., Ltd.	11,765,278	29,353,369
MediaTek, Inc.	4,199,000	42,530,700
Taiwan Semiconductor Manufacturing Co., Ltd.	19,252,310	147,249,059
		230,387,151
THAILAND — 3.3%
Kasikornbank PCL NVDR	6,955,700	42,662,684
Siam Commercial Bank PCL NVDR	13,181,300	59,988,548
		102,651,232
TURKEY — 0.5%
Turkiye Garanti Bankasi AS *	10,813,936	16,980,912
UNITED KINGDOM — 1.6%
Premier Oil PLC *	49,686,138	48,745,267
Total Common Stocks
(cost $2,377,645,418)		2,905,878,794

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

	Shares	Value
PREFERRED STOCKS — 2.5%
BRAZIL — 1.3%
Banco Bradesco SA 2.55%	4,048,233	$39,881,940
SOUTH KOREA — 1.2%
Samsung Electronics Co., Ltd. 2.81%	1,126,422	37,357,066
Total Preferred Stocks
(cost $44,842,729)		77,239,006
TOTAL INVESTMENTS — 96.9%
(cost $2,422,488,147)		$2,983,117,800
Other assets less liabilities — 3.1%		94,737,783
NET ASSETS — 100.0%		$3,077,855,583

*  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

NVDR  —  Non-Voting Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2019, the net value of these securities was $21,640,610 representing 0.7% of net assets.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$53,214,434	$—	$—	$53,214,434
Brazil	288,974,814	—	—	288,974,814
Canada	8,277,628	—	—	8,277,628
Chile	21,709,007	—	—	21,709,007
China	175,350,692	678,208,389	—	853,559,081
Hong Kong	—	18,009,399	—	18,009,399
India	—	383,907,432	—	383,907,432
Indonesia	—	67,508,343	—	67,508,343
Mexico	94,196,565	—	—	94,196,565
Peru	24,049,971	—	—	24,049,971
Poland	—	26,484,203	—	26,484,203

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Portugal	$—	$27,068,368	$—	$27,068,368
Russia	130,315,023	120,179,878	—	250,494,901
South Africa	—	115,174,531	—	115,174,531
South Korea	30,231,057	244,254,498	—	274,485,555
Taiwan	—	230,387,151	—	230,387,151
Thailand	—	102,651,232	—	102,651,232
Turkey	—	16,980,912	—	16,980,912
United Kingdom	—	48,745,267	—	48,745,267
Total Common Stocks	826,319,191	2,079,559,603	—	2,905,878,794
Preferred Stocks
Brazil	39,881,940	—	—	39,881,940
South Korea	—	37,357,066	—	37,357,066
Total Preferred Stocks	39,881,940	37,357,066	—	77,239,006
Total	$866,201,131	$2,116,916,669	$—	$2,983,117,800

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Emerging Markets Fund

ASSETS
Investments, at value (cost $2,422,488,147)	$2,983,117,800
Cash	52,551,901
Capital shares sold receivable	29,324,754
Dividends receivable	19,817,798
Receivable for investments sold	3,058,657
Receivable for deferred Indian capital gains tax benefit	268,502
Tax reclaims receivable	76,845
Prepaid assets	95,325
Total Assets	3,088,311,582
LIABILITIES
Advisory fee payable	3,678,382
Payable for deferred Indian capital gains tax (Note A)	3,946,821
Capital shares purchased payable	1,482,210
Servicing fee payable	649,155
Trustee fee payable	25,519
Commitment fee payable	11,914
Accrued expenses	661,998
Total Liabilities	10,455,999
NET ASSETS	$3,077,855,583
COMPOSITION OF NET ASSETS
Paid-in capital	$2,472,704,041
Total distributable earnings	605,151,542
$3,077,855,583
NET ASSET VALUE, PER SHARE
Class 2 ($111,981,200 / 5,417,074 shares outstanding), unlimited authorized, no par value	$20.67
Class 3 ($315,908,673 / 15,147,022 shares outstanding), unlimited authorized, no par value	$20.86
Class 5 ($1,245,355,777 / 58,170,958 shares outstanding), unlimited authorized, no par value	$21.41
Class K ($783,478,048 / 38,001,498 shares outstanding), unlimited authorized, no par value	$20.62
Institutional Class ($621,131,885 / 30,148,927 shares outstanding), unlimited authorized, no par value	$20.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,974,130)	$31,667,156
Non-cash dividends	3,146,428
Total Investment Income	34,813,584
EXPENSES
Advisory fee (Note B)	7,023,192
Shareholder Servicing fees — Class 2 shares (Note B)	91,940
Shareholder Servicing fees — Class 3 shares (Note B)	146,577
Shareholder Servicing fees — Class 5 shares (Note B)	118,264
Administration & Supervisory fee — Class K shares (Note B)	526,404
Administration & Supervisory fee — Institutional Class shares (Note B)	336,060
Fund accounting	556,746
Custody	411,886
Transfer agency	238,564
Legal	232,726
Trustees' fees	54,630
Professional fees	22,240
Commitment fees	11,878
Insurance	9,928
Miscellaneous	129,166
Total Expenses	9,910,201
Net Investment Income	24,903,383
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	30,209,307
Foreign currency transactions	(547,864)
29,661,443
Net change in unrealized appreciation on:
Investments (net of deferred Indian capital gains tax expense of $3,231,019) (Note A)	349,549,325
Translation of net assets and liabilities denominated in foreign currencies	2,789
349,552,114
Net realized and unrealized gain	379,213,557
NET INCREASE IN NET ASSETS FROM OPERATIONS	$404,116,940

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

Emerging Markets Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,903,383	$26,005,585
Net realized gain	29,661,443	82,003,727
Net change in unrealized appreciation (depreciation)	349,552,114	(410,495,257)
Net increase (decrease) in net assets from operations	404,116,940	(302,485,945)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(15,711,644)
Class 3	—	(15,383,533)
Class 5	—	(96,382,507)
Class K	—	(45,808,096)
Institutional Class	—	(14,890,937)
Total Distributions to Shareholders	—	(188,176,717)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	7,303,000	44,256,131 *
Class 3	106,960,476 *	—
Class 5	—	38,000,000
Class K	299,834,353	506,095,758
Institutional Class	327,742,323	289,603,933
Dividends reinvested:
Class 2	—	15,711,644
Class 3	—	15,383,534
Class 5	—	96,382,507
Class K	—	43,485,061
Institutional Class	—	14,875,218
Cost of shares redeemed:
Class 2	(106,960,476)*	(25,068,932)
Class 5	(3,260,000)	(25,368,631)*
Class K	(109,111,138)	(29,860,792)
Institutional Class	(25,616,240)	(21,776,659)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	496,892,298	961,718,772
Total Increase in Net Assets	901,009,238	471,056,110
NET ASSETS
Beginning of period	2,176,846,345	1,705,790,235
End of period	$3,077,855,583	$2,176,846,345

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Emerging Markets Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Period March 3, 2015(a) through December 31, 2015		For the Period April 8, 2014(a) through June 9, 2014		For the Period January 1, 2014(a) through January 12, 2014
Net asset value, beginning of period	$17.62		$22.82	$15.20		$14.88	$17.24		$16.64		$16.52
From Investment Operations
Net investment income(b)	0.15		0.28	0.16		0.07	0.13		0.01		(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		(3.70)	7.89		0.38	(2.38)		1.18		(0.41)
Net increase (decrease) in net asset value from investment operations	3.05		(3.42)	8.05		0.45	(2.25)		1.19		(0.41)
Dividends and Distributions to Shareholders
From net investment income	—		(0.23)	(0.25)		(0.14)	(0.17)		—		—
From net realized gain on investments	—		(1.55)	(0.18)		—	(0.00	)(c)	—		—
Total Dividends and Distributions	—		(1.78)	(0.43)		(0.14)	(0.17)		—		—
Proceeds from Purchase Fees and Redemption Fees(c)	—		—	(0.00	)(c)	0.01	0.06		0.02		—
Net asset value, end of period	$20.67		$17.62	$22.82		$15.20	$14.88		$17.85		$16.11
Total Return
Total return based on net asset value(d)	17.35%		(14.92)%	53.02%		3.10%	(12.68)%		7.27%		(2.48)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$111,981		$191,177	$203,830		$121,739	$69,091		$9,994		$49,767
Ratio of net expenses to average net assets	0.82	%*	0.84%	0.85%		0.87%	0.87	%*	0.90	%*	0.92	%*
Ratio of net investment income to average net assets	1.69	%*	1.31%	0.82%		0.52%	0.95	%*	0.46	%*	(0.90	)%*
Portfolio turnover rate(e)	7%		22%	33%		24%	46%		26%		26%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Emerging Markets Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period April 01, 2016(a) through December 31, 2016	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$17.77		$23.00	$15.32	$14.72	$16.74	$16.40
From Investment Operations
Net investment income(b)	0.19		0.29	0.17	0.12	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		(3.72)	7.96	0.62	(0.15)	0.48
Net increase (decrease) in net asset value from investment operations	3.09		(3.43)	8.13	0.74	0.02	0.62
Dividends and Distributions to Shareholders
From net investment income	—		(0.25)	(0.27)	(0.14)	(0.02)	(0.29)
From net realized gain on investments	—		(1.55)	(0.18)	—	—	—
Total Dividends and Distributions	—		(1.80)	(0.45)	(0.14)	(0.02)	(0.29)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.00 (c)	0.00 (c)	0.02	0.01
Net asset value, end of period	$20.86		$17.77	$23.00	$15.32	$16.76	$16.74
Total Return
Total return based on net asset value(d)	17.40%		(14.86)%	53.13%	5.05%	0.26%	3.98%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$315,909		$167,268	$196,468	$128,303	$485,066	$317,406
Ratio of net expenses to average net assets	0.75	%*	0.77%	0.78%	0.80%*	0.75%	0.74%
Ratio of net investment income to average net assets	1.90	%*	1.33%	0.84%	1.09%*	1.00%	0.88%
Portfolio turnover rate(e)	7%		22%	33%	24%	26%	33%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Emerging Markets Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$18.23		$23.55	$15.67	$15.33	$16.93
From Investment Operations
Net investment income(a)	0.19		0.31	0.19	0.13	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.99		(3.81)	8.15	0.35	(1.60)
Net increase (decrease) in net asset value from investment operations	3.18		(3.50)	8.34	0.48	(1.46)
Dividends and Distributions to Shareholders
From net investment income	—		(0.27)	(0.28)	(0.15)	(0.19)
From net realized gain on investments	—		(1.55)	(0.18)	—	(0.00	)(b)
Total Dividends and Distributions	—		(1.82)	(0.46)	(0.15)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.01	0.05
Net asset value, end of period	$21.41		$18.23	$23.55	$15.67	$15.33
Total Return
Total return based on net asset value(c)	17.44%		(14.80)%	53.25%	3.24%	(8.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,245,356		$1,063,434	$1,232,137	$1,075,176	$935,177
Ratio of net expenses to average net assets	0.67	%*	0.69%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.92	%*	1.41%	0.91%	0.83%	0.89%
Portfolio turnover rate(d)	7%		22%	33%	24%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Emerging Markets Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.57		$22.79	$18.22
From Investment Operations
Net investment income(b)	0.18		0.34	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.87		(3.75)	5.00
Net increase (decrease) in net asset value from investment operations	3.05		(3.41)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.26)	(0.27)
From net realized gain on investments	—		(1.55)	(0.18)
Total Dividends and Distributions	—		(1.81)	(0.45)
Net asset value, end of period	$20.62		$17.57	$22.79
Total Return
Total return based on net asset value(c)	17.36%		(14.91)%	27.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$783,478		$499,172	$73,349
Ratio of net expenses to average net assets	0.82	%*	0.84%	0.85%*
Ratio of net investment income to average net assets	1.85	%*	1.65%	0.18%*
Portfolio turnover rate(d)	7%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Emerging Markets Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.56		$22.80	$18.22
From Investment Operations
Net investment income(b)	0.20		0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		(3.54)	4.86
Net increase (decrease) in net asset value from investment operations	3.04		(3.43)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.26)	(0.26)
From net realized gain on investments	—		(1.55)	(0.18)
Total Dividends and Distributions	—		(1.81)	(0.44)
Net asset value, end of period	$20.60		$17.56	$22.80
Total Return
Total return based on net asset value(c)	17.31%		(14.98)%	27.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$621,132		$255,795	$6
Ratio of net expenses to average net assets	0.91	%*	0.95%	0.85%*
Ratio of net investment income to average net assets	2.08	%*	0.68%	1.13%*
Portfolio turnover rate(d)	7%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Value	% of Total Net Assets
Advertising	$3,755,637	0.4%
Airlines	6,222,863	0.7
Auto Manufacturers	6,605,501	0.7
Banks	42,710,949	4.8
Beverages	17,360,316	2.0
Biotechnology	24,647,089	2.8
Building Materials	23,642,042	2.7
Chemicals	3,019,322	0.3
Commercial Services	63,953,198	7.4
Distribution/Wholesale	4,928,062	0.6
Diversified Financial Services	87,262,235	10.0
Electrical Components & Equipment	7,169,890	0.8
Electronics	9,518,774	1.1
Environmental Control	4,806,037	0.5
Hand/Machine Tools	9,430,590	1.1
Healthcare—Products	43,755,107	5.1
Healthcare—Services	21,635,065	2.5
Holding Companies—Diversified	4,200,663	0.5
Insurance	106,327,206	12.1
Internet	180,525,158	20.7
Leisure Time	10,001,401	1.1
Lodging	3,477,705	0.4
Machinery—Construction & Mining	4,741,033	0.5
Machinery—Diversified	19,849,754	2.3
Media	6,806,039	0.8
Mining	9,666,120	1.1
Miscellaneous Manufacturing	8,459,336	1.0
Oil & Gas	28,698,069	3.3
Oil & Gas Services	2,693,346	0.3
Real Estate	3,768,823	0.4
Retail	14,163,699	1.6
Semiconductors	27,113,006	3.1
Software	34,265,619	3.9
Transportation	15,596,218	1.8
Total Value of Investments	860,775,872	98.4
Other assets less liabilities	14,253,174	1.6
Net Assets	$875,029,046	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 1.6%
BHP Group PLC	377,960	$9,666,120
Orica Ltd.	282,539	4,025,636
		13,691,756
BRAZIL — 0.8%
B3 SA — Brasil Bolsa Balcao	738,300	7,215,823
CANADA — 2.3%
Fairfax Financial Holdings Ltd.	16,377	8,038,243
Ritchie Bros. Auctioneers, Inc.	122,429	4,067,091
Shopify, Inc., Class A *	28,035	8,414,705
		20,520,039
CHINA — 7.4%
58.com, Inc. ADR *	88,719	5,515,660
Alibaba Group Holding Ltd. ADR *	147,780	25,041,321
Autohome, Inc. ADR *	56,731	4,857,308
Brilliance China Automotive Holdings Ltd.	1,702,000	1,882,227
Ctrip.com International Ltd. ADR *	138,364	5,107,015
Meituan Dianping, Class B *	504,000	4,426,787
Ping An Insurance Group Co. of China Ltd., Class H	1,265,500	15,217,481
Tsingtao Brewery Co., Ltd., Class H	440,000	2,803,560
		64,851,359
DENMARK — 1.0%
A P Moller — Maersk A/S, B Shares	3,807	4,737,115
Genmab A/S *	19,790	3,638,937
		8,376,052
FRANCE — 2.9%
Adevinta ASA, Class A *	224,374	2,493,497
Adevinta ASA, Class B *	23,337	257,159
Bureau Veritas SA	307,736	7,595,798
Pernod Ricard SA	79,037	14,556,756
		24,903,210

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Shares	Value
GERMANY — 3.1%
Deutsche Boerse AG	47,355	$6,685,105
Infineon Technologies AG	161,389	2,867,832
SAP SE	129,658	17,775,056
		27,327,993
HONG KONG — 2.9%
AIA Group Ltd.	1,958,800	21,152,891
Jardine Matheson Holdings Ltd.	66,600	4,200,663
		25,353,554
INDIA — 3.6%
Housing Development Finance Corp., Ltd.	391,206	12,422,022
ICICI Bank Ltd. ADR	856,094	10,778,224
Reliance Industries Ltd. GDR *	240,137	8,681,278
		31,881,524
IRELAND — 2.7%
Bank of Ireland Group PLC	939,656	4,915,927
CRH PLC	374,131	12,226,975
Ryanair Holdings PLC ADR *	97,020	6,222,863
		23,365,765
JAPAN — 6.6%
Advantest Corp.	308,000	8,479,514
CyberAgent, Inc.	151,000	5,502,756
MS&AD Insurance Group Holdings, Inc.	348,600	11,080,743
Olympus Corp.	844,000	9,392,781
Persol Holdings Co., Ltd.	181,300	4,274,347
SMC Corp.	19,800	7,422,526
Sumitomo Mitsui Trust Holdings, Inc.	203,600	7,397,117
Sysmex Corp.	60,400	3,951,373
		57,501,157
MACAU — 0.4%
Sands China Ltd.	728,000	3,477,705
NETHERLANDS — 0.8%
Signify NV	242,516	7,169,890

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Shares	Value
NORWAY — 0.8%
Schibsted ASA, Class A	224,374	$6,197,613
Schibsted ASA, Class B	23,337	608,426
		6,806,039
RUSSIA — 1.2%
Mail.Ru Group Ltd. GDR Reg S *	127,433	3,242,426
Sberbank of Russia PJSC ADR	484,111	7,458,242
		10,700,668
SOUTH AFRICA — 3.6%
Naspers Ltd., N Shares	131,232	31,764,739
SWEDEN — 1.4%
Atlas Copco AB, B Shares	260,061	7,476,864
Epiroc AB, B Shares	477,953	4,741,033
		12,217,897
SWITZERLAND — 2.0%
Compagnie Financiere Richemont SA	93,542	7,948,877
Schindler Holding AG, Participating Certificates	42,309	9,430,590
		17,379,467
TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	249,147	9,759,088
UNITED KINGDOM — 4.4%
Hays PLC	1,693,836	3,384,121
Just Eat PLC *	425,967	3,378,232
Prudential PLC	1,443,403	31,511,007
		38,273,360
UNITED STATES — 46.4%
ABIOMED, Inc. *	16,209	4,222,282
Albemarle Corp.	42,882	3,019,322
Alnylam Pharmaceuticals, Inc. *	48,925	3,549,998
Alphabet, Inc., Class C *	14,356	15,517,544
Amazon.com, Inc. *	15,753	29,830,353
Anthem, Inc.	76,663	21,635,065
Apache Corp.	429,744	12,449,684

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Shares	Value
Arthur J Gallagher & Co.	122,066	$10,691,761
Axon Enterprise, Inc. *	69,050	4,433,700
Broadridge Financial Solutions, Inc.	33,796	4,315,073
Chegg, Inc. *	95,719	3,693,796
Chipotle Mexican Grill, Inc. *	8,480	6,214,822
EOG Resources, Inc.	81,227	7,567,107
Facebook, Inc., Class A *	61,446	11,859,078
GrubHub, Inc. *	77,253	6,024,961
Howard Hughes Corp. (The) *	30,433	3,768,823
Illumina, Inc. *	13,615	5,012,362
Interactive Brokers Group, Inc., Class A	79,044	4,284,185
Jefferies Financial Group, Inc.	257,421	4,950,206
Kirby Corp. *	137,457	10,859,103
LendingTree, Inc. *	13,919	5,846,398
Markel Corp. *	7,925	8,635,080
MarketAxess Holdings, Inc.	34,643	11,134,953
Martin Marietta Materials, Inc.	49,607	11,415,067
Mastercard, Inc., Class A	78,192	20,684,130
Microsoft Corp.	90,889	12,175,490
Moody's Corp.	102,576	20,034,118
Myriad Genetics, Inc. *	168,188	4,672,263
Netflix, Inc. *	15,727	5,776,842
Novocure Ltd. *	59,248	3,746,251
NOW, Inc. *	182,476	2,693,346
ResMed, Inc.	84,234	10,279,075
Royal Caribbean Cruises Ltd.	82,513	10,001,401
Seattle Genetics, Inc. *	112,318	7,773,529
Service Corp. International	208,828	9,768,974
SiteOne Landscape Supply, Inc. *	71,112	4,928,062
Spotify Technology SA *	25,095	3,669,391
Stericycle, Inc. *	100,650	4,806,037
TD Ameritrade Holding Corp.	130,967	6,537,873
Teradyne, Inc.	125,372	6,006,572
Tesla, Inc. *	21,137	4,723,274
Thermo Fisher Scientific, Inc.	41,417	12,163,345
Trade Desk, Inc. (The), Class A *	16,488	3,755,637
Visa, Inc., Class A	107,384	18,636,493
Wabtec Corp.	68,985	4,950,364

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

	Shares	Value
Waters Corp. *	44,224	$9,518,774
Zillow Group, Inc., Class C *	169,118	7,845,384
		406,077,348
Total Common Stocks
(cost $578,354,119)		848,614,433
PREFERRED STOCKS — 1.4%
BRAZIL — 1.4%
Banco Bradesco SA 2.55% (cost $8,119,344)	1,234,452	12,161,439
TOTAL INVESTMENTS — 98.4%
(cost $586,473,463)		$860,775,872
Other assets less liabilities — 1.6%		14,253,174
NET ASSETS — 100.0%		$875,029,046

*  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2019, the net value of these securities was $3,242,426 representing 0.4% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,691,756	$—	$13,691,756
Brazil	7,215,823	—	—	7,215,823
Canada	20,520,039	—	—	20,520,039
China	40,521,304	24,330,055	—	64,851,359
Denmark	3,638,937	4,737,115	—	8,376,052
France	2,750,656	22,152,554	—	24,903,210
Germany	—	27,327,993	—	27,327,993
Hong Kong	—	25,353,554	—	25,353,554
India	10,778,224	21,103,300	—	31,881,524
Ireland	6,222,863	17,142,902	—	23,365,765
Japan	—	57,501,157	—	57,501,157
Macau	—	3,477,705	—	3,477,705
Netherlands	7,169,890	—	—	7,169,890
Norway	608,426	6,197,613	—	6,806,039
Russia	—	10,700,668	—	10,700,668
South Africa	—	31,764,739	—	31,764,739
Sweden	—	12,217,897	—	12,217,897
Switzerland	—	17,379,467	—	17,379,467
Taiwan	9,759,088	—	—	9,759,088
United Kingdom	—	38,273,360	—	38,273,360
United States	406,077,348	—	—	406,077,348
Total Common Stocks	515,262,598	333,351,835	—	848,614,433
Preferred Stocks
Brazil	12,161,439	—	—	12,161,439
Total	$527,424,037	$333,351,835	$—	$860,775,872

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Alpha Equity Fund

ASSETS
Investments, at value (cost $586,473,463)	$860,775,872
Cash	13,950,503
Dividends receivable	827,342
Tax reclaims receivable	809,338
Receivable for deferred Indian capital gains tax benefit	76,898
Capital shares sold receivable	28,501
Prepaid assets	18,665
Total Assets	876,487,119
LIABILITIES
Advisory fee payable	859,643
Servicing fee payable	240,042
Payable for deferred Indian capital gains tax (Note A)	118,642
Trustee fee payable	8,685
Commitment fee payable	4,222
Accrued expenses	226,839
Total Liabilities	1,458,073
NET ASSETS	$875,029,046
COMPOSITION OF NET ASSETS
Paid-in capital	$578,107,728
Total distributable earnings	296,921,318
	$875,029,046
NET ASSET VALUE, PER SHARE
Class 2 ($155,657,573 / 9,823,886 shares outstanding), unlimited authorized, no par value	$15.84
Class 3 ($537,357,912 / 33,080,448 shares outstanding), unlimited authorized, no par value	$16.24
Class 4 ($133,831,074 / 8,037,787 shares outstanding), unlimited authorized, no par value	$16.65
Class K ($48,176,037 / 3,046,394 shares outstanding), unlimited authorized, no par value	$15.81
Institutional Class ($6,450 / 407 shares outstanding), unlimited authorized, no par value	$15.83	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $529,419)	$6,944,039
Non-cash dividends	4,119,486
Interest	49,079
Total Investment Income	11,112,604
EXPENSES
Advisory fee (Note B)	1,656,662
Shareholder Servicing fees — Class 2 shares (Note B)	124,818
Shareholder Servicing fees — Class 3 shares (Note B)	255,288
Shareholder Servicing fees — Class 4 shares (Note B)	43,768
Administration & Supervisory fee — Class K shares (Note B)	38,975
Administration & Supervisory fee — Institutional Class shares (Note B)	5
Fund accounting	184,300
Legal	75,883
Transfer agency	43,745
Custody	41,756
Professional fees	30,013
Trustees' fees	17,403
Commitment fees	3,635
Insurance	3,350
Miscellaneous	22,895
Total Expenses	2,542,496
Net Investment Income	8,570,108
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	15,347,301
Foreign currency transactions	(5,569)
15,341,732
Net change in unrealized appreciation on:
Investments (net of deferred Indian capital gains tax expense of $118,641) (Note A)	127,673,840
Translation of net assets and liabilities denominated in foreign currencies	4,719
127,678,559
Net realized and unrealized gain	143,020,291
NET INCREASE IN NET ASSETS FROM OPERATIONS	$151,590,399

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,570,108	$5,902,448
Net realized gain	15,341,732	148,486,032
Net change in unrealized appreciation (depreciation)	127,678,559	(210,354,776)
Net increase (decrease) in net assets from operations	151,590,399	(55,966,296)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(29,638,221)
Class 3	—	(101,000,978)
Class 4	—	(24,453,077)
Class K	—	(9,635,592)
Institutional Class	—	(1,223)
Total Distributions to Shareholders	—	(164,729,091)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	2,003,000	3,007,500
Class 3	8,000,000	7,500,000
Class K	1,611,166	6,673,503
Dividends reinvested:
Class 2	—	29,638,221
Class 3	—	101,000,978
Class 4	—	24,453,077
Class K	—	8,951,758
Institutional Class	—	1,223
Cost of shares redeemed:
Class 2	(3,000,000)	(14,500,000)
Class 3	(13,000,000)	(79,500,000)
Class 4	—	(261,700,383)
Class K	(3,328,425)	(16,990,416)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(7,714,259)	(191,464,539)
Total Increase (Decrease) in Net Assets	143,876,140	(412,159,926)
NET ASSETS
Beginning of period	731,152,906	1,143,312,832
End of period	$875,029,046	$731,152,906

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$13.13		$18.85	$14.52	$13.96	$14.00	$14.10
From Investment Operations
Net investment income(a)	0.15		0.11	0.10	0.10	0.12	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		(1.93)	4.91	0.59	0.11 (b)	0.53
Net increase (decrease) in net asset value from investment operations	2.71		(1.82)	5.01	0.69	0.23	0.64
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.11)	(0.08)	(0.11)	(0.14)
From net realized gain on investments	—		(3.77)	(0.57)	(0.05)	(0.17)	(0.61)
Total Dividends and Distributions	—		(3.90)	(0.68)	(0.13)	(0.28)	(0.75)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (c)	0.00 (c)	0.01	0.01
Net asset value, end of period	$15.84		$13.13	$18.85	$14.52	$13.96	$14.00
Total Return
Total return based on net asset value(d)	20.67%		(9.44)%	34.56%	4.95%	1.75%	4.49%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$155,658		$129,690	$154,523	$225,095	$210,890	$213,426
Ratio of net expenses to average net assets	0.67	%*	0.68%	0.67%	0.67%	0.66%	0.67%
Ratio of net investment income to average net assets	2.01	%*	0.59%	0.59%	0.69%	0.83%	0.74%
Portfolio turnover rate(e)	9%		18%	27%	20%	16%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$13.46		$19.22	$14.79	$14.23	$14.26	$14.36
From Investment Operations
Net investment income(a)	0.16		0.13	0.10	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		(1.97)	5.04	0.61	0.12 (b)	0.52
Net increase (decrease) in net asset value from investment operations	2.78		(1.84)	5.14	0.71	0.25	0.65
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)	(0.14)	(0.10)	(0.12)	(0.15)
From net realized gain on investments	—		(3.77)	(0.57)	(0.05)	(0.17)	(0.61)
Total Dividends and Distributions	—		(3.92)	(0.71)	(0.15)	(0.29)	(0.76)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (c)	0.00 (c)	0.01	0.01
Net asset value, end of period	$16.24		$13.46	$19.22	$14.79	$14.23	$14.26
Total Return
Total return based on net asset value(d)	20.71%		(9.37)%	34.65%	5.02%	1.84%	4.48%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$537,358		$449,177	$564,714	$593,513	$500,983	$410,993
Ratio of net expenses to average net assets	0.60	%*	0.61%	0.60%	0.60%	0.59%	0.59%
Ratio of net investment income to average net assets	2.08	%*	0.67%	0.60%	0.75%	0.85%	0.91%
Portfolio turnover rate(e)	9%		18%	27%	20%	16%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.79		$19.58	$17.99
From Investment Operations
Net investment income(b)	0.16		0.11	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.70		(1.98)	2.31
Net increase (decrease) in net asset value from investment operations	2.86		(1.87)	2.32
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)	(0.16)
From net realized gain on investments	—		(3.77)	(0.57)
Total Dividends and Distributions	—		(3.92)	(0.73)
Net asset value, end of period	$16.65		$13.79	$19.58
Total Return
Total return based on net asset value(c)	20.73%		(9.35)%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$133,831		$110,854	$367,908
Ratio of net expenses to average net assets	0.57	%*	0.58%	0.58%*
Ratio of net investment income to average net assets	2.10	%*	0.57%	0.15%*
Portfolio turnover rate(d)	9%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.11		$18.82	$16.56
From Investment Operations
Net investment income(b)	0.15		0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		(1.92)	2.96
Net increase (decrease) in net asset value from investment operations	2.70		(1.81)	2.98
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.15)
From net realized gain on investments	—		(3.77)	(0.57)
Total Dividends and Distributions	—		(3.90)	(0.72)
Net asset value, end of period	$15.81		$13.11	$18.82
Total Return
Total return based on net asset value(c)	20.60%		(9.38)%	17.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48,176		$41,427	$56,163
Ratio of net expenses to average net assets	0.67	%*	0.68%	0.68%*
Ratio of net investment income to average net assets	2.00	%*	0.56%	0.17%*
Portfolio turnover rate(d)	9%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Alpha Equity Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.12		$18.84	$16.56
From Investment Operations
Net investment income(b)	0.15		0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		(1.94)	2.95
Net increase (decrease) in net asset value from investment operations	2.71		(1.82)	2.99
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.14)
From net realized gain on investments	—		(3.77)	(0.57)
Total Dividends and Distributions	—		(3.90)	(0.71)
Net asset value, end of period	$15.83		$13.12	$18.84
Total Return
Total return based on net asset value(c)	20.66%		(9.42)%	18.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6		$5	$6
Ratio of net expenses to average net assets	0.67	%*	0.68%	0.67%*
Ratio of net investment income to average net assets	2.02	%*	0.62%	0.35%*
Portfolio turnover rate(d)	9%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

	Value	% of Total Net Assets
Advertising	$34,850	1.0%
Apparel	68,990	2.0
Auto Manufacturers	32,849	1.0
Banks	129,186	3.7
Biotechnology	153,988	4.5
Building Materials	28,561	0.9
Chemicals	85,015	2.5
Commercial Services	219,969	6.4
Distribution/Wholesale	78,723	2.3
Diversified Financial Services	377,905	11.0
Electronics	91,936	2.7
Hand/Machine Tools	38,784	1.1
Healthcare—Products	136,615	4.0
Home Furnishings	31,249	0.9
Insurance	153,827	4.4
Internet	904,890	26.2
Machinery—Diversified	144,126	4.2
Metal Fabricate/Hardware	32,769	1.0
Oil & Gas	29,003	0.8
Pharmaceuticals	37,859	1.1
Real Estate	25,657	0.7
Retail	120,693	3.5
Semiconductors	86,922	2.5
Software	163,300	4.8
Telecommunications	134,863	3.9
Toys/Games/Hobbies	36,690	1.1
Transportation	23,702	0.7
Total Value of Investments	3,402,921	98.9
Other assets less liabilities	38,173	1.1
Net Assets	$3,441,094	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 98.2%
CANADA — 2.8%
Shopify, Inc., Class A *	315	$94,547
CHINA — 5.3%
Alibaba Group Holding Ltd. ADR *	388	65,747
Baidu, Inc. ADR *	125	14,670
JD.com, Inc. ADR *	1,159	35,106
Tencent Holdings Ltd.	1,500	67,859
		183,382
DENMARK — 0.7%
Novozymes A/S, B Shares	517	24,106
FRANCE — 1.7%
Sartorius Stedim Biotech	374	58,974
GERMANY — 2.7%
adidas AG	223	68,990
Zalando SE *	551	24,396
		93,386
HONG KONG — 2.4%
AIA Group Ltd.	4,800	51,835
Hong Kong Exchanges & Clearing Ltd.	900	31,806
		83,641
IRELAND — 0.6%
COSMO Pharmaceuticals NV *	207	19,593
JAPAN — 13.2%
CyberAgent, Inc.	400	14,577
FANUC Corp.	200	37,163
FANUC Corp. ADR	1,840	34,003
Gree, Inc.	6,400	29,854
Inpex Corp.	3,200	29,003
Kubota Corp.	2,500	41,766
MISUMI Group, Inc.	1,300	32,769
Mixi, Inc.	1,500	30,123

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

	Shares	Value
Nintendo Co., Ltd.	100	$36,690
SoftBank Group Corp.	2,800	134,863
Sumitomo Mitsui Trust Holdings, Inc.	900	32,698
		453,509
NETHERLANDS — 1.8%
IMCD NV	664	60,909
SWEDEN — 2.5%
Atlas Copco AB, B Shares	1,085	31,194
Nibe Industrier AB B Shares	1,950	28,561
Svenska Handelsbanken AB, A Shares	2,445	24,129
		83,884
SWITZERLAND — 2.0%
Compagnie Financiere Richemont SA	364	30,932
Schindler Holding AG, Participating Certificates	174	38,784
		69,716
TAIWAN — 2.4%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	5,330	26,237
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,456	57,032
		83,269
UNITED KINGDOM — 4.4%
Hargreaves Lansdown PLC	1,800	43,980
Just Group PLC *	36,025	25,799
Prudential PLC	1,893	41,326
St James's Place PLC	2,949	41,175
		152,280
UNITED STATES — 56.4%
ABIOMED, Inc. *	212	55,224
Alphabet, Inc., Class A *	62	67,134
Amazon.com, Inc. *	96	181,789
American Express Co.	187	23,083
Burford Capital Ltd.	1,186	23,415
C.H. Robinson Worldwide, Inc.	281	23,702
CarMax, Inc. *	483	41,939
Chegg, Inc. *	2,077	80,151

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

	Shares	Value
Denali Therapeutics, Inc. *	961	$19,950
Exact Sciences Corp. *	387	45,682
Facebook, Inc., Class A *	436	84,148
Fastenal Co.	1,126	36,696
First Republic Bank	741	72,359
Fortive Corp.	431	35,135
GrubHub, Inc. *	574	44,766
Illumina, Inc. *	240	88,356
Interactive Brokers Group, Inc., Class A	1,004	54,417
iRobot Corp. *	341	31,249
LendingTree, Inc. *	212	89,046
Lyft, Inc., Class A *	305	20,042
Markel Corp. *	32	34,867
MarketAxess Holdings, Inc.	435	139,818
Mastercard, Inc., Class A	187	49,467
Netflix, Inc. *	267	98,074
NVIDIA Corp.	182	29,890
Pacira Pharmaceuticals, Inc. *	420	18,266
Redfin Corp. *	1,427	25,657
Spotify Technology SA *	312	45,621
STAAR Surgical Co. *	763	22,417
Tableau Software, Inc., Class A *	489	81,184
TD Ameritrade Holding Corp.	431	21,516
Tesla, Inc. *	147	32,849
TJX Cos., Inc. (The)	443	23,426
Trade Desk, Inc. (The), Class A *	153	34,850
Waters Corp. *	142	30,564
Watsco, Inc.	257	42,027
Wayfair, Inc., Class A *	485	70,810
Yext, Inc. *	1,102	22,139
		1,941,725
Total Common Stocks
(cost $2,957,762)		3,402,921

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

Value
TOTAL INVESTMENTS — 98.9%
(cost $2,957,762)	$3,402,921
Other assets less liabilities — 1.1%	38,173
NET ASSETS — 100.0%	$3,441,094

*  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2019, the net value of these securities was $26,237 representing 0.8% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$94,547	$—	$—	$94,547
China	115,523	67,859	—	183,382
Denmark	—	24,106	—	24,106
France	—	58,974	—	58,974
Germany	—	93,386	—	93,386
Hong Kong	—	83,641	—	83,641
Ireland	19,593	—	—	19,593
Japan	34,003	419,506	—	453,509
Netherlands	—	60,909	—	60,909
Sweden	—	83,884	—	83,884
Switzerland	—	69,716	—	69,716
Taiwan	57,032	26,237	—	83,269
United Kingdom	—	152,280	—	152,280
United States	1,892,653	23,415	—	1,916,068
Total Common Stocks	2,213,351	1,163,913	—	3,377,264
REITs
United States	25,657	—	—	25,657
Total	$2,239,008	$1,163,913	$—	$3,402,921

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Global Select Equity Fund

ASSETS
Investments, at value (cost $2,957,762)	$3,402,921
Cash	53,122
Due from Investment Advisor	32,555
Dividends receivable	2,807
Tax reclaims receivable	1,141
Prepaid assets	18,323
Total Assets	3,510,869
LIABILITIES
Advisory fee payable	2,740
Administration & Supervisory fee payable	1,411
Trustee fee payable	33
Commitment fee payable	16
Accrued expenses	65,575
Total Liabilities	69,775
NET ASSETS	$3,441,094
COMPOSITION OF NET ASSETS
Paid-in capital	$3,030,277
Total distributable earnings	410,817
$3,441,094
NET ASSET VALUE, PER SHARE
Class K ($1,720,547 / 151,707 shares outstanding), unlimited authorized, no par value	$11.34
Institutional Class ($1,720,547 / 151,707 shares outstanding), unlimited authorized, no par value	$11.34

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
Global Select Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,800)	$16,587
Interest	164
Total Investment Income	16,751
EXPENSES
Advisory fee (Note B)	5,253
Administration & Supervisory fee — Class K shares (Note B)	1,353
Administration & Supervisory fee — Institutional Class shares (Note B)	1,353
Fund accounting	47,712
Transfer agency	19,525
Professional fees	17,515
Blue sky fees	14,527
Legal	3,916
Custody	984
Trustees' fees	67
Commitment fees	14
Insurance	13
Miscellaneous	3,703
Total Expenses	115,935
Fees waived	(105,589)
Net Expenses	10,346
Net Investment Income	6,405
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(11,717)
Foreign currency transactions	(172)
(11,889)
Net change in unrealized appreciation (depreciation) on:
Investments	689,634
Translation of net assets and liabilities denominated in foreign currencies	(16)
689,618
Net realized and unrealized gain	677,729
NET INCREASE IN NET ASSETS FROM OPERATIONS	$684,134

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

Global Select Equity Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,405	$8,060
Net realized loss	(11,889)	(3,854)
Net change in unrealized appreciation (depreciation)	689,618	(292,449)
Net increase (decrease) in net assets from operations	684,134	(288,243)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(15,312)
Institutional Class	—	(15,312)
Total Distributions to Shareholders	—	(30,624)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	15,312
Institutional Class	—	15,312
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	30,624
Total Increase (Decrease) in Net Assets	684,134	(288,243)
NET ASSETS
Beginning of period	2,756,960	3,045,203
End of period	$3,441,094	$2,756,960

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Select Equity Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$9.09		$10.15	$10.00
From Investment Operations
Net investment income(b)	0.02		0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	2.25		(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	—
From net realized gain on investments	—		(0.08)	—
Total Dividends and Distributions	—		(0.10)	—
Net asset value, end of period	$11.34		$9.09	$10.15
Total Return
Total return based on net asset value(d)	24.75%		(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,720		$1,378	$1,523
Ratio of net expenses to average net assets, before waiver	7.28	%*	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65	%*
Ratio of net investment income (loss) to average net assets	0.40	%*	0.25%	(0.31	)%*
Portfolio turnover rate(e)	8%		14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Global Select Equity Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$9.09		$10.15	$10.00
From Investment Operations
Net investment income(b)	0.02		0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	2.25		(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	—
From net realized gain on investments	—		(0.08)	—
Total Dividends and Distributions	—		(0.10)	—
Net asset value, end of period	$11.34		$9.09	$10.15
Total Return
Total return based on net asset value(d)	24.75%		(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,721		$1,379	$1,523
Ratio of net expenses to average net assets, before waiver	7.28	%*	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.80	%*
Ratio of net investment income (loss) to average net assets	0.40	%*	0.25%	(0.31	)%*
Portfolio turnover rate(e)	8%		14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Concentrated Growth Fund

	Value	% of Total Net Assets
Apparel	$7,385,279	10.3%
Auto Manufacturers	5,685,419	8.0
Biotechnology	4,973,158	6.9
Cosmetics/Personal Care	1,122,812	1.6
Diversified Financial Service	242,065	0.4
Insurance	3,097,852	4.3
Internet	31,789,448	44.5
Investment Companies	1,245,342	1.7
Machinery—Diversified	781,609	1.1
Retail	5,580,053	7.7
Semiconductors	6,641,207	9.3
Telecommunications	2,456,431	3.4
Total Value of Investments	71,000,675	99.2
Other assets less liabilities	588,919	0.8
Net Assets	$71,589,594	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 7.0%
MercadoLibre, Inc. *	8,232	$5,036,091
CHINA — 24.3%
Alibaba Group Holding Ltd. ADR *	30,479	5,164,667
Baidu, Inc. ADR *	12,126	1,423,107
Ctrip.com International Ltd. ADR *	51,791	1,911,606
Meituan Dianping, Class B *	118,800	1,043,457
NIO, Inc. ADR *	81,594	208,065
Ping An Insurance Group Co. of China Ltd., Class H	175,000	2,104,353
Tencent Holdings Ltd.	122,200	5,528,257
		17,383,512
DENMARK — 1.9%
Genmab A/S *	7,445	1,368,969
FRANCE — 11.9%
Hermes International	3,490	2,515,938
Kering	8,250	4,869,341
L'Oreal SA	3,949	1,122,812
		8,508,091
GERMANY — 8.8%
Delivery Hero SE *	54,758	2,485,594
Rocket Internet SE *	37,421	1,078,131
Zalando SE *	62,406	2,763,130
		6,326,855
HONG KONG — 1.4%
AIA Group Ltd.	92,000	993,499
ITALY — 5.7%
Ferrari NV	25,117	4,072,461
JAPAN — 6.4%
M3, Inc.	114,700	2,104,844
SoftBank Group Corp.	51,000	2,456,431
		4,561,275

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Concentrated Growth Fund

	Shares	Value
NETHERLANDS — 8.4%
ASML Holding NV	28,815	$5,996,111
SPAIN — 3.9%
Industria de Diseno Textil SA	93,625	2,816,923
SWEDEN — 2.8%
Atlas Copco AB, B Shares	27,186	781,609
Kinnevik AB, B Shares	47,843	1,245,342
		2,026,951
UNITED KINGDOM — 0.4%
Funding Circle Holdings PLC *	105,740	242,065
UNITED STATES — 16.3%
Amazon.com, Inc. *	1,745	3,304,384
Illumina, Inc. *	9,790	3,604,189
NVIDIA Corp.	3,928	645,096
Spotify Technology SA *	18,529	2,709,310
Tesla, Inc. *	6,287	1,404,893
		11,667,872
TOTAL INVESTMENTS — 99.2%
(cost $70,045,992)		$71,000,675
Other assets less liabilities — 0.8%		588,919
NET ASSETS — 100.0%		$71,589,594

*  Non-income producing security.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Concentrated Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$5,036,091	$—	$—	$5,036,091
China	8,707,445	8,676,067	—	17,383,512
Denmark	1,368,969	—	—	1,368,969
France	—	8,508,091	—	8,508,091
Germany	—	6,326,855	—	6,326,855
Hong Kong	—	993,499	—	993,499
Italy	—	4,072,461	—	4,072,461
Japan	—	4,561,275	—	4,561,275
Netherlands	—	5,996,111	—	5,996,111
Spain	—	2,816,923	—	2,816,923
Sweden	—	2,026,951	—	2,026,951
United Kingdom	—	242,065	—	242,065
United States	11,667,872	—	—	11,667,872
Total	$26,780,377	$44,220,298	$—	$71,000,675

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Concentrated Growth Fund

ASSETS
Investments, at value (cost $70,045,992)	$71,000,675
Cash	709,101
Due from Investment Advisor	20,183
Tax reclaims receivable	1,102
Prepaid assets	19,310
Total Assets	71,750,371
LIABILITIES
Advisory fee payable	69,392
Administration & Supervisory fee payable	29,492
Trustee fee payable	865
Commitment fee payable	371
Accrued expenses	60,526
Total Liabilities	160,646
NET ASSETS	$71,589,725
COMPOSITION OF NET ASSETS
Paid-in capital	$73,096,532
Total accumulated loss	(1,506,807)
$71,589,725
NET ASSET VALUE, PER SHARE
Class K ($70,906,043 / 6,379,822 shares outstanding), unlimited authorized, no par value	$11.11
Institutional Class ($683,682 / 61,768 shares outstanding), unlimited authorized, no par value	$11.07

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
International Concentrated Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $64,620)	$309,879
Interest	2,552
Total Investment Income	312,431
EXPENSES
Advisory fee (Note B)	131,984
Administration & Supervisory fee — Class K shares (Note B)	55,594
Administration & Supervisory fee — Institutional Class shares (Note B)	499
Fund accounting	46,317
Transfer agency	18,561
Blue sky fees	15,577
Professional fees	13,515
Legal	7,572
Custody	3,558
Trustees' fees	1,555
Commitment fees	312
Insurance	237
Line of Credit	131
Miscellaneous	4,201
Total Expenses	299,613
Fees waived	(62,004)
Net Expenses	237,609
Net Investment Income	74,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	55,497
Foreign currency transactions	61
55,558
Net change in unrealized appreciation on:
Investments	15,049,496
Translation of net assets and liabilities denominated in foreign currencies	274
15,049,770
Net realized and unrealized gain	15,105,328
NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,180,150

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

International Concentrated Growth Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$74,822	$(93,303)
Net realized gain (loss)	55,558	(2,587,837)
Net change in unrealized appreciation (depreciation)	15,049,770	(14,101,730)
Net increase (decrease) in net assets from operations	15,180,150	(16,782,870)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	3,000	70,001,500
Institutional Class	93,031	9,396,765
Cost of shares redeemed:
Institutional Class	(14,471)	(7,292,090)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	81,560	72,106,175
Total Increase in Net Assets	15,261,710	55,323,305
NET ASSETS
Beginning of period	56,328,015	1,004,710
End of period	$71,589,725	$56,328,015

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Concentrated Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$8.75		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.01		(0.03)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.35		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	2.36		(1.30)	0.05
Net asset value, end of period	$11.11		$8.75	$10.05
Total Return
Total return based on net asset value(d)	26.83%		(12.84)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$70,906		$55,852	$502
Ratio of net expenses to average net assets, before waiver	0.91	%*	1.07%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%	0.72	%*
Ratio of net investment income (loss) to average net assets	0.23	%*	(0.26)%	(0.68	)%*
Portfolio turnover rate(e)	1%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Concentrated Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$8.72		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.01		(0.06)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	2.35		(1.33)	0.05
Net asset value, end of period	$11.07		$8.72	$10.05
Total Return
Total return based on net asset value(d)	26.95%		(13.23)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$684		$476	$502
Ratio of net expenses to average net assets, before waiver	0.96	%*	1.16%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.73	%*	0.81%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.21	%*	(0.53)%	(0.68	)%*
Portfolio turnover rate(e)	1%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Value	% of Total Net Assets
Aerospace/Defense	$27,222,642	1.2%
Airlines	59,057,566	2.6
Apparel	39,548,780	1.8
Auto Parts & Equipment	33,989,772	1.5
Banks	141,410,151	6.3
Beverages	34,252,543	1.5
Biotechnology	22,918,158	1.0
Building Materials	62,229,655	2.8
Chemicals	41,209,110	1.8
Commercial Services	113,298,347	5.1
Cosmetics/Personal Care	32,619,128	1.5
Distribution/Wholesale	24,562,706	1.1
Diversified Financial Services	208,319,113	9.2
Electrical Components & Equipment	26,070,243	1.2
Electronics	36,256,438	1.6
Food	93,063,380	4.2
Healthcare—Products	39,692,776	1.8
Home Furnishings	37,362,103	1.7
Insurance	178,483,715	8.0
Internet	311,988,656	14.1
Leisure Time	29,667,968	1.3
Machinery—Construction & Mining	23,236,462	1.0
Machinery—Diversified	127,885,328	5.8
Mining	59,231,402	2.7
Pharmaceuticals	22,153,602	1.0
Retail	53,967,266	2.3
Semiconductors	143,711,381	6.5
Software	122,282,650	5.5
Transportation	40,870,938	1.9
Total Value of Investments	2,186,561,979	98.0
Other assets less liabilities	44,704,995	2.0
Net Assets	$2,231,266,974	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Shares	Value
COMMON STOCKS — 96.8%
ARGENTINA — 3.5%
MercadoLibre, Inc. *	126,245	$77,232,904
AUSTRALIA — 4.7%
Cochlear Ltd.	154,433	22,484,807
CSL Ltd.	151,351	22,918,158
Rio Tinto PLC	956,992	59,231,402
		104,634,367
BRAZIL — 0.6%
Kroton Educacional SA	4,569,500	13,066,084
CANADA — 4.4%
Constellation Software, Inc.	47,511	44,779,086
Fairfax Financial Holdings Ltd.	80,958	39,736,218
Ritchie Bros. Auctioneers, Inc.	398,010	13,221,892
		97,737,196
CHINA — 4.3%
Alibaba Group Holding Ltd. ADR *	245,924	41,671,822
Tencent Holdings Ltd.	814,000	36,824,887
Tencent Music Entertainment Group ADR *	1,153,633	17,292,959
		95,789,668
DENMARK — 2.5%
DSV A/S	326,274	32,128,199
Novozymes A/S, B Shares	490,497	22,870,320
		54,998,519
FINLAND — 2.3%
Kone Oyj, B Shares	605,592	35,762,230
Sampo Oyj, A Shares	349,364	16,491,535
		52,253,765

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Shares	Value
FRANCE — 5.2%
Danone SA	266,254	$22,544,320
Edenred	966,373	49,250,723
EssilorLuxottica SA	132,042	17,207,969
Legrand SA	356,595	26,070,243
		115,073,255
GERMANY — 8.6%
Continental AG	99,579	14,500,597
Deutsche Boerse AG	367,256	51,845,530
MTU Aero Engines AG	114,136	27,222,642
SAP SE	439,199	60,210,605
Scout24 AG *	738,700	39,243,674
		193,023,048
HONG KONG — 4.4%
AIA Group Ltd.	5,721,800	61,789,162
Hong Kong Exchanges & Clearing Ltd.	1,041,800	36,817,309
		98,606,471
INDIA — 1.7%
Housing Development Finance Corp., Ltd.	1,229,681	39,046,243
IRELAND — 4.2%
CRH PLC	829,786	27,118,237
Kingspan Group PLC	646,525	35,111,418
Ryanair Holdings PLC ADR *	506,281	32,472,863
		94,702,518
JAPAN — 11.0%
Denso Corp.	462,200	19,489,175
FANUC Corp.	122,400	22,743,480
Japan Exchange Group, Inc.	2,093,900	33,349,147
Nidec Corp.	264,000	36,256,438
Shimano, Inc.	199,100	29,667,968
SMC Corp.	86,300	32,351,717
Sony Corp.	450,600	23,679,018
Sumitomo Mitsui Trust Holdings, Inc.	632,900	22,994,279
Toyota Tsusho Corp.	808,600	24,562,706
		245,093,928

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Shares	Value
NETHERLANDS — 3.7%
ASML Holding NV	101,836	$21,191,045
Heineken Holding NV	327,008	34,252,543
IMCD NV	199,919	18,338,790
Takeaway.com NV *	86,782	8,119,190
		81,901,568
PANAMA — 1.2%
Copa Holdings SA, Class A	272,468	26,584,703
PERU — 1.2%
Credicorp Ltd.	117,462	26,888,226
RUSSIA — 0.6%
Magnit PJSC GDR Reg S	967,276	14,098,048
SINGAPORE — 1.4%
United Overseas Bank Ltd.	1,674,972	32,380,794
SOUTH AFRICA — 2.8%
Discovery Ltd.	2,324,632	24,643,788
Naspers Ltd., N Shares	153,874	37,245,241
		61,889,029
SOUTH KOREA — 3.0%
NAVER Corp.	137,738	13,612,769
Samsung Electronics Co., Ltd.	1,305,232	53,149,493
		66,762,262
SPAIN — 2.8%
Bankinter SA	2,880,415	19,854,818
Grifols SA	532,684	15,763,988
Industria de Diseno Textil SA	882,680	26,557,457
		62,176,263
SWEDEN — 2.7%
Atlas Copco AB, B Shares	1,287,908	37,027,901
Epiroc AB, B Shares	2,342,514	23,236,462
		60,264,363

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Shares	Value
SWITZERLAND — 4.6%
Compagnie Financiere Richemont SA	305,203	$25,935,099
Credit Suisse Group AG *	1,672,917	20,023,433
Kuehne + Nagel International AG	58,859	8,742,739
Nestle SA	466,584	48,301,822
		103,003,093
TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,070,000	69,370,843
UNITED KINGDOM — 11.0%
ASOS PLC *	510,421	16,566,223
boohoo Group PLC *	7,510,430	20,182,620
Burberry Group PLC	817,059	19,366,160
Experian PLC	1,246,618	37,759,648
Hargreaves Lansdown PLC	1,248,853	30,513,607
Howden Joinery Group PLC	2,126,101	13,683,085
Just Eat PLC *	2,683,418	21,281,482
Prudential PLC	1,640,920	35,823,012
St James's Place PLC	1,199,449	16,747,277
Unilever NV CVA	536,868	32,619,128
		244,542,242
UNITED STATES — 1.3%
PriceSmart, Inc.	28,848	1,474,710
Spotify Technology SA *	193,610	28,309,654
		29,784,364
Total Common Stocks
(cost $1,485,454,936)		2,160,903,764
PREFERRED STOCKS — 1.2%
BRAZIL — 0.9%
Itau Unibanco Holding SA ADR 6.41%	2,045,499	19,268,601

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

	Shares	Value
SPAIN — 0.3%
Grifols SA, B Shares 1.82%	305,482	$6,389,614
Total Preferred Stocks
(cost $23,214,067)		25,658,215
TOTAL INVESTMENTS — 98.0%
(cost $1,508,669,003)		$2,186,561,979
Other assets less liabilities — 2.0%		44,704,995
NET ASSETS — 100.0%		$2,231,266,974

*  Non-income producing security.

ADR  —  American Depositary Receipt.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2019, the net value of these securities was $14,098,048 representing 0.6% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$77,232,904	$—	$—	$77,232,904
Australia	—	104,634,367	—	104,634,367
Brazil	13,066,084	—	—	13,066,084
Canada	97,737,196	—	—	97,737,196
China	58,964,781	36,824,887	—	95,789,668
Denmark	—	54,998,519	—	54,998,519
Finland	—	52,253,765	—	52,253,765
France	—	115,073,255	—	115,073,255
Germany	39,243,674	153,779,374	—	193,023,048
Hong Kong	—	98,606,471	—	98,606,471
India	—	39,046,243	—	39,046,243
Ireland	67,584,281	27,118,237	—	94,702,518
Japan	—	245,093,928	—	245,093,928
Netherlands	—	81,901,568	—	81,901,568
Panama	26,584,703	—	—	26,584,703
Peru	26,888,226	—	—	26,888,226
Russia	14,098,048	—	—	14,098,048
Singapore	—	32,380,794	—	32,380,794
South Africa	—	61,889,029	—	61,889,029
South Korea	—	66,762,262	—	66,762,262
Spain	—	62,176,263	—	62,176,263
Sweden	—	60,264,363	—	60,264,363
Switzerland	—	103,003,093	—	103,003,093
Taiwan	—	69,370,843	—	69,370,843
United Kingdom	—	244,542,242	—	244,542,242
United States	29,784,364	—	—	29,784,364
Total Common Stocks	451,184,261	1,709,719,503	—	2,160,903,764
Preferred Stocks
Brazil	19,268,601	—	—	19,268,601
Spain	—	6,389,614	—	6,389,614
Total Preferred Stocks	19,268,601	6,389,614	—	25,658,215
Total	$470,452,862	$1,716,109,117	$—	$2,186,561,979

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Equity Fund

ASSETS
Investments, at value (cost $1,508,669,003)	$2,186,561,979
Cash	40,525,023
Receivable for investments sold	19,045,485
Dividends receivable	3,474,352
Tax reclaims receivable	3,042,084
Capital shares sold receivable	849,397
Prepaid assets	35,348
Total Assets	2,253,533,668
LIABILITIES
Advisory fee payable	1,857,099
Payable for investment purchased	18,430,418
Payable for deferred Indian capital gains tax (Note A)	685,687
Servicing fee payable	651,545
Capital shares purchased payable	125,843
Trustee fee payable	21,001
Commitment fee payable	9,924
Accrued expenses	485,177
Total Liabilities	22,266,694
NET ASSETS	$2,231,266,974
COMPOSITION OF NET ASSETS
Paid-in capital	$1,489,272,748
Total distributable earnings	741,994,226
$2,231,266,974
NET ASSET VALUE, PER SHARE
Class 2 ( $475,350,063 / 36,712,660 shares outstanding), unlimited authorized, no par value	$12.95
Class 3 ( $820,556,655 / 62,522,019 shares outstanding), unlimited authorized, no par value	$13.12
Class 4 ( $322,214,943 / 24,148,509 shares outstanding), unlimited authorized, no par value	$13.34
Class 5 ( $95,299,908 / 7,018,906 shares outstanding), unlimited authorized, no par value	$13.58
Class K ( $421,223,036 / 32,625,491 shares outstanding), unlimited authorized, no par value	$12.91
Institutional Class ( $96,622,369 / 7,457,705 shares outstanding), unlimited authorized, no par value	$12.96

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,826,395)	$29,555,144
Interest	47,777
Total Investment Income	29,602,921
EXPENSES
Advisory fee (Note B)	3,553,966
Shareholder Servicing fees — Class 2 shares (Note B)	343,577
Shareholder Servicing fees — Class 3 shares (Note B)	364,164
Shareholder Servicing fees — Class 4 shares (Note B)	141,049
Shareholder Servicing fees — Class 5 shares (Note B)	8,884
Administration & Supervisory fee — Class K shares (Note B)	308,051
Administration & Supervisory fee — Institutional Class shares (Note B)	45,189
Fund accounting	442,453
Legal	184,729
Custody	167,380
Transfer agency	81,742
Professional fees	57,134
Trustees' fees	42,696
Commitment fees	8,984
Insurance	8,162
Miscellaneous	45,249
Total Expenses	5,803,409
Net Investment Income	23,799,512
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	31,446,157
Foreign currency transactions	(133,977)
31,312,180
Net change in unrealized appreciation on:
Investments (net of Indian capital gains tax expense of $494,526) (Note A)	310,687,312
Translation of net assets and liabilities denominated in foreign currencies	53,855
310,741,167
Net realized and unrealized gain	342,053,347
NET INCREASE IN NET ASSETS FROM OPERATIONS	$365,852,859

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

International Equity Fund

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,799,512		$31,236,442
Net realized gain	31,312,180		145,947,686
Net change in unrealized appreciation (depreciation)	310,741,167		(522,018,308)
Net increase (decrease) in net assets from operations	365,852,859		(344,834,180)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(29,796,122)
Class 3	—		(54,378,247)
Class 4	—		(38,554,309)
Class 5	—		(6,892,085)
Class K	—		(24,926,464)
Institutional Class	—		(2,245,341)
Total Distributions to Shareholders	—		(156,792,568)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	92,213,862	*	71,126,175 *
Class 3	202,113,924	*	13,500,000
Class 4	—		290,058,382 *
Class 5	—		33,700,000
Class K	88,944,414		245,988,676 *
Institutional Class	75,723,069		100,149,976
Dividends reinvested:
Class 2	—		29,796,122
Class 3	—		54,378,248
Class 4	—		38,554,309
Class 5	—		6,892,085
Class K	—		24,652,444
Institutional Class	—		2,245,341
Cost of shares redeemed:
Class 2	(21,200,000)		(142,859,137)
Class 3	(121,170,862	)*	(402,752,824)*
Class 4	(198,213,924	)*	—
Class 5	—		(124,055,871)
Class K	(21,076,085)		(14,813,373)
Institutional Class	(26,708,600)		(52,246,242)*
Increase in Net Assets from Transactions in Shares of Beneficial Interest	70,625,798		174,314,311
Total Increase (Decrease) in Net Assets	436,478,657		(327,312,437)
NET ASSETS
Beginning of period	1,794,788,317		2,122,100,754
End of period	$2,231,266,974		$1,794,788,317

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.78		$14.20	$10.90	$10.65	$11.20	$11.79
From Investment Operations
Net investment income(a)	0.14		0.22	0.18	0.17	0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.03		(2.59)	3.62	0.39	(0.40)	(0.52)
Net increase (decrease) in net asset value from investment operations	2.17		(2.37)	3.80	0.56	(0.21)	(0.34)
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.14)	(0.15)	(0.24)	(0.20)
From net realized gain on investments	—		(0.88)	(0.36)	(0.16)	(0.11)	(0.05)
Total Dividends and Distributions	—		(1.05)	(0.50)	(0.31)	(0.35)	(0.25)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.01	0.00 (b)
Net asset value, end of period	$12.95		$10.78	$14.20	$10.90	$10.65	$11.20
Total Return
Total return based on net asset value(c)	20.10%		(16.57)%	34.96%	5.24%	(1.89)%	(2.93)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$475,350		$335,450	$478,079	$578,606	$708,666	$542,943
Ratio of net expenses to average net assets	0.62	%*	0.62%	0.61%	0.61%	0.62%	0.61%
Ratio of net investment income to average net assets	2.29	%*	1.57%	1.41%	1.53%	1.61%	1.57%
Portfolio turnover rate(d)	9%		33%	12%	12%	15%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$10.92		$14.37	$11.03	$10.79	$11.34	$11.93
From Investment Operations
Net investment income(a)	0.15		0.22	0.18	0.17	0.20	0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		(2.60)	3.68	0.40	(0.41)	(0.54)
Net increase (decrease) in net asset value from investment operations	2.20		(2.38)	3.86	0.57	(0.21)	(0.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.19)	(0.16)	(0.17)	(0.24)	(0.21)
From net realized gain on investments	—		(0.88)	(0.36)	(0.16)	(0.11)	(0.05)
Total Dividends and Distributions	—		(1.07)	(0.52)	(0.33)	(0.35)	(0.26)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.01	0.00 (b)
Net asset value, end of period	$13.12		$10.92	$14.37	$11.03	$10.79	$11.34
Total Return
Total return based on net asset value(c)	20.14%		(16.51)%	35.05%	5.31%	(1.82)%	(2.83)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$820,557		$613,224	$1,119,162	$915,782	$776,265	$1,078,665
Ratio of net expenses to average net assets	0.55	%*	0.55%	0.55%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.37	%*	1.58%	1.35%	1.54%	1.69%	1.76%
Portfolio turnover rate(d)	9%		33%	12%	12%	15%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017	For the Period January 1, 2015(a) through December 10, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Net asset value, beginning of period	$11.10		$14.59	$13.43	$11.60	$12.20	$10.75
From Investment Operations
Net investment income(b)	0.14		0.23	0.05	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		(2.65)	1.64	(0.33)	(0.57)	1.45
Net increase (decrease) in net asset value from investment operations	2.24		(2.42)	1.69	(0.14)	(0.35)	1.65
Dividends and Distributions to Shareholders
From net investment income	—		(0.19)	(0.17)	(0.01)	(0.21)	(0.20)
From net realized gain on investments	—		(0.88)	(0.36)	—	(0.05)	—
Total Dividends and Distributions	—		(1.07)	(0.53)	(0.01)	(0.26)	(0.20)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—	0.01	0.01	0.00 (c)
Net asset value, end of period	$13.34		$11.10	$14.59	$11.46	$11.60	$12.20
Total Return
Total return based on net asset value(d)	20.15%		(16.49)%	12.60%	(1.04)%	(2.82)%	15.42%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$322,215		$438,616	$232,741	$59	$352,890	$611,786
Ratio of net expenses to average net assets	0.52	%*	0.52%	0.53%*	0.52%*	0.51%	0.51%
Ratio of net investment income to average net assets	2.34	%*	1.61%	0.77%*	1.72%*	1.82%	1.77%
Portfolio turnover rate(e)	9%		33%	12%	15%	11%	16%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 7, 2014(a) through December 10, 2014
Net asset value, beginning of period	$11.30		$14.82	$11.36	$11.11	$11.67	$12.25
From Investment Operations
Net investment income(b)	0.15		0.21	0.20	0.19	0.22	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		(2.65)	3.79	0.41	(0.42)	(0.46)
Net increase (decrease) in net asset value from investment operations	2.28		(2.44)	3.99	0.60	(0.20)	(0.31)
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)	(0.17)	(0.19)	(0.25)	(0.22)
From net realized gain on investments	—		(0.88)	(0.36)	(0.16)	(0.11)	(0.05)
Total Dividends and Distributions	—		(1.08)	(0.53)	(0.35)	(0.36)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$13.58		$11.30	$14.82	$11.36	$11.11	$11.67
Total Return
Total return based on net asset value(d)	20.18%		(16.44)%	35.16%	5.40%	(1.75)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$95,300		$79,293	$183,384	$167,297	$174,577	$296,649
Ratio of net expenses to average net assets	0.47	%*	0.47%	0.47%	0.46%	0.47%	0.47%*
Ratio of net investment income to average net assets	2.43	%*	1.55%	1.45%	1.66%	1.83%	1.61%*
Portfolio turnover rate(e)	9%		33%	12%	12%	15%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.75		$14.17	$12.44
From Investment Operations
Net investment income(b)	0.14		0.17	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		(2.52)	2.25
Net increase (decrease) in net asset value from investment operations	2.16		(2.35)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.19)	(0.17)
From net realized gain on investments	—		(0.88)	(0.36)
Total Dividends and Distributions	—		(1.07)	(0.53)
Net asset value, end of period	$12.91		$10.75	$14.17
Total Return
Total return based on net asset value(c)	20.09%		(16.54)%	18.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$421,223		$290,186	$108,728
Ratio of net expenses to average net assets	0.62	%*	0.62%	0.63%*
Ratio of net investment income to average net assets	2.32	%*	1.26%	0.12%*
Portfolio turnover rate(d)	9%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Equity Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.79		$14.19	$12.44
From Investment Operations
Net investment income(b)	0.12		0.22	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		(2.59)	2.17
Net increase (decrease) in net asset value from investment operations	2.17		(2.37)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)	(0.15)
From net realized gain on investments	—		(0.88)	(0.36)
Total Dividends and Distributions	—		(1.03)	(0.51)
Net asset value, end of period	$12.96		$10.79	$14.19
Total Return
Total return based on net asset value(c)	20.11%		(16.68)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$96,622		$38,019	$6
Ratio of net expenses to average net assets	0.68	%*	0.72%	0.62%*
Ratio of net investment income to average net assets	2.08	%*	1.58%	1.01%*
Portfolio turnover rate(d)	9%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

	Value	% of Total Net Assets
Apparel	$26,213	2.2%
Auto Parts & Equipment	7,965	0.7
Biotechnology	12,739	1.1
Building Materials	45,283	3.8
Chemicals	12,295	1.0
Commercial Services	87,095	7.4
Computers	22,218	1.9
Distribution/Wholesale	58,777	5.0
Diversified Financial Services	87,949	7.5
Electronics	86,924	7.3
Food	7,228	0.6
Healthcare—Products	14,714	1.3
Insurance	7,169	0.6
Internet	243,226	20.6
Leisure Time	14,020	1.2
Machinery—Diversified	15,582	1.3
Miscellaneous Manufacturing	22,478	1.9
Office/Business Equipment	12,720	1.1
Pharmaceuticals	66,174	5.6
Private Equity	9,563	0.8
Retail	101,485	8.5
Semiconductors	80,947	6.7
Software	122,089	10.4
Telecommunication	17,309	1.5
Total Value of Investments	1,182,162	100.0
Other assets less liabilities	(22)	—
Net Assets	$1,182,140	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 1.0%
IRESS Ltd.	1,257	$12,315
BELGIUM — 0.9%
Biocartis NV *	862	10,214
CANADA — 1.6%
Kinaxis, Inc. *	300	18,710
CHINA — 5.0%
Li Ning Co., Ltd.	25,000	59,121
DENMARK — 1.4%
ALK-Abello A/S *	72	16,811
FINLAND — 0.8%
Asiakastieto Group Oyj	270	8,842
FRANCE — 0.7%
Cellectis SA *	506	7,820
GERMANY — 11.6%
Aumann AG	165	3,520
Hypoport AG *	119	32,488
Isra Vision AG	614	27,359
RIB Software SE	901	18,506
XING SE	80	34,158
zooplus AG *	151	20,570
		136,601
IRELAND — 0.7%
Keywords Studios PLC	378	8,752
ISRAEL — 1.2%
Maytronics Ltd.	2,033	14,020

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

	Shares	Value
ITALY — 4.0%
Brunello Cucinelli SpA	635	$21,441
Reply SpA	383	26,136
		47,577
JAPAN — 33.1%
Anicom Holdings, Inc.	200	7,169
Bengo4.com, Inc. *	600	29,536
COLOPL, Inc.	2,300	13,935
Daikyonishikawa Corp.	1,000	7,965
eGuarantee, Inc.	900	10,830
HEALIOS KK *	700	11,688
Ichiyoshi Securities Co., Ltd.	1,700	11,515
Infomart Corp.	2,000	31,347
Iriso Electronics Co., Ltd.	300	15,152
Istyle, Inc. *	2,600	18,092
Katitas Co., Ltd.	900	33,531
KH Neochem Co., Ltd.	500	12,295
Kitanotatsujin Corp.	2,400	12,531
Link And Motivation, Inc.	1,900	10,725
Locondo, Inc. *	700	5,713
Megachips Corp.	700	8,859
Noritsu Koki Co., Ltd.	800	15,649
Open Door, Inc. *	500	12,979
Optex Group Co., Ltd.	700	8,826
Outsourcing, Inc.	2,800	34,160
Raksul, Inc. *	700	25,726
Sato Holdings Corp.	500	12,720
Tsugami Corp.	1,400	12,062
Uzabase, Inc. *	400	9,160
Yume No Machi Souzou Iinkai Co., Ltd.	1,300	19,117
		391,282
NORWAY — 0.8%
XXL ASA *	2,966	9,911
SOUTH KOREA — 5.2%
Cafe24 Corp. *	217	11,572
Douzone Bizon Co. Ltd.	423	22,849
Genexine Co., Ltd. *	100	4,919
Koh Young Technology, Inc.	308	22,204
		61,544

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

	Shares	Value
SWEDEN — 6.3%
AddTech AB, Class B	1,100	$33,402
Avanza Bank Holding AB	3,180	24,274
HMS Networks AB	902	17,309
		74,985
SWITZERLAND — 3.3%
Bossard Holding AG	163	25,375
Fenix Outdoor International AG	51	5,496
Sensirion Holding AG *	219	7,571
		38,442
TAIWAN — 7.0%
Airtac International Group	2,000	22,478
ASPEED Technology, Inc.	1,000	19,063
Chroma ATE, Inc.	3,000	13,383
Global Unichip Corp.	2,000	14,631
TCI Co. Ltd.	1,000	13,742
		83,297
UNITED KINGDOM — 15.4%
AO World PLC *	5,270	4,872
Clinigen Group PLC	1,868	23,933
Creo Medical Group PLC *	1,947	4,500
Dialog Semiconductor PLC *	766	30,823
dotdigital group PLC	2,785	3,731
Draper Esprit PLC *	1,506	9,563
FDM Group Holdings PLC	1,771	20,939
First Derivatives PLC	720	32,541
Horizon Discovery Group PLC *	3,928	7,732
Hotel Chocolat Group Ltd.	1,694	7,228
LoopUp Group PLC *	2,106	6,900
Majestic Wine PLC	1,972	6,436
Team17 Group PLC *	1,335	4,917
Ted Baker PLC	463	4,772
Victoria PLC *	1,904	11,752
Xaar PLC	1,228	1,279
		181,918
Total Common Stocks
(cost $997,750)		1,182,162

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

Value
TOTAL INVESTMENTS — 100.0%
(cost $997,750)	$1,182,162
Other liabilities less assets — (0.0)%	(22)
NET ASSETS — 100.0%	$1,182,140

*  Non-income producing security.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,315	$—	$12,315
Belgium	—	10,214	—	10,214
Canada	18,710	—	—	18,710
China	—	59,121	—	59,121
Denmark	—	16,811	—	16,811
Finland	8,842	—	—	8,842
France	—	7,820	—	7,820
Germany	54,728	81,873	—	136,601
Ireland	—	8,752	—	8,752
Israel	—	14,020	—	14,020
Italy	—	47,577	—	47,577
Japan	—	391,282	—	391,282
Norway	—	9,911	—	9,911
South Korea	—	61,544	—	61,544
Sweden	17,309	57,676	—	74,985
Switzerland	7,571	30,871	—	38,442
Taiwan	—	83,297	—	83,297
United Kingdom	82,117	99,801	—	181,918
Total	$189,277	$992,885	$—	$1,182,162
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Smaller Companies Fund

ASSETS
Investments, at value (cost $997,750)	$1,182,162
Cash	22,194
Due from Investment Advisor	26,461
Dividends receivable	2,988
Tax reclaims receivable	355
Total Assets	1,234,160
LIABILITIES
Advisory fee payable	1,655
Administration and Supervisory fee payable	485
Trustee fee payable	166
Commitment fee payable	4
Accrued expenses	49,710
Total Liabilities	52,020
NET ASSETS	$1,182,140
COMPOSITION OF NET ASSETS
Paid-in capital	$999,996
Total distributable earnings	182,144
$1,182,140
NET ASSET VALUE, PER SHARE
Class K ( $591,070 / 50,000 shares outstanding), unlimited authorized, no par value	$11.82
Institutional Class ( $591,070 / 50,000 shares outstanding), unlimited authorized, no par value	$11.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,003)	$6,410
Interest	284
Total Investment Income	6,694
EXPENSES
Advisory fee (Note B)	3,208
Administration & Supervisory fee — Class K shares (Note B)	470
Administration & Supervisory fee — Institutional Class shares (Note B)	470
Fund accounting	35,144
Transfer agency	17,558
Professional fees	13,056
Blue sky fees	6,501
Custody	1,632
Legal	932
Trustees' fees	98
Insurance	22
Commitment fees	5
Miscellaneous	1,612
Total Expenses	80,708
Fees waived	(75,731)
Net Expenses	4,977
Net Investment Income	1,717
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	1,860
Foreign currency transactions	40
1,900
Net change in unrealized appreciation on:
Investments	183,827
Translation of net assets and liabilities denominated in foreign currencies	13
183,840
Net realized and unrealized gain	185,740
NET INCREASE IN NET ASSETS FROM OPERATIONS	$187,457

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

International Smaller Companies Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Period December 19, 2018(a) through December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,717	$545
Net realized gain (loss)	1,900	(6,453)
Net change in unrealized appreciation	183,840	591
Net increase (decrease) in net assets from operations	187,457	(5,317)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	500,000
Institutional Class	—	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	1,000,000
Total Increase in Net Assets	187,457	994,683
NET ASSETS
Beginning of period	994,683	—
End of period	$1,182,140	$994,683

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$9.95		$10.00
From Investment Operations
Net investment income(b)	0.02		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.85		(0.06)
Net increase (decrease) in net asset value from investment operations	1.87		(0.05)
Net asset value, end of period	$11.82		$9.95
Total Return
Total return based on net asset value(c)	18.80%		(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$591		$497
Ratio of net expenses to average net assets, before waiver	14.59	%*	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%*
Ratio of net investment income to average net assets	0.31	%*	1.85%*
Portfolio turnover rate(d)	3%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$9.95		$10.00
From Investment Operations
Net investment income(b)	0.02		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		(0.06)
Net increase (decrease) in net asset value from investment operations	1.87		(0.05)
Net asset value, end of period	$11.82		$9.95
Total Return
Total return based on net asset value(c)	18.80%		(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$591		$498
Ratio of net expenses to average net assets, before waiver	14.59	%*	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%*
Ratio of net investment income to average net assets	0.31	%*	1.85%*
Portfolio turnover rate(d)	3%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel	$17,263,524	6.7%
Auto Manufacturers	10,440,056	4.0
Biotechnology	30,311,972	11.8
Commercial Services	5,377,358	2.1
Cosmetics/Personal Care	3,012,742	1.2
Healthcare—Products	7,345,798	2.9
Insurance	4,673,765	1.8
Internet	124,872,724	48.6
Pharmaceuticals	4,776,150	1.9
Retail	5,785,306	2.3
Semiconductors	15,289,991	6.0
Software	23,486,041	9.2
Total Value of Investments	252,635,427	98.5
Other assets less liabilities	3,845,832	1.5
Net Assets	$256,481,259	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.5%
CANADA — 1.7%
Shopify, Inc., Class A *	14,521	$4,358,478
CHINA — 24.2%
Alibaba Group Holding Ltd. ADR *	100,320	16,999,224
Baidu, Inc. ADR *	37,836	4,440,433
Ctrip.com International Ltd. ADR *	131,536	4,854,994
Meituan Dianping, Class B *	765,300	6,721,865
NetEase, Inc. ADR	15,803	4,041,933
NIO, Inc. ADR *	342,991	874,627
TAL Education Group ADR *	141,138	5,377,358
Tencent Holdings Ltd.	417,200	18,873,885
		62,184,319
FRANCE — 7.9%
Hermes International	6,988	5,037,643
Kering	20,714	12,225,881
L'Oreal SA	10,596	3,012,742
		20,276,266
GERMANY — 2.2%
Delivery Hero SE *	82,971	3,766,249
Rocket Internet SE *	66,557	1,917,564
		5,683,813
HONG KONG — 1.8%
AIA Group Ltd.	432,800	4,673,765
NETHERLANDS — 2.8%
ASML Holding NV	34,434	7,165,369
SPAIN — 2.3%
Industria de Diseno Textil SA	192,284	5,785,306
UNITED STATES — 55.6%
Alphabet, Inc., Class C *	7,941	8,583,506
Amazon.com, Inc. *	12,037	22,793,624
Atlassian Corp. PLC, Class A *	54,484	7,128,687

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Long Term Global Growth Equity Fund

	Shares	Value
Bluebird Bio, Inc. *	24,716	$3,143,875
DexCom, Inc. *	31,875	4,776,150
Facebook, Inc., Class A *	69,912	13,493,016
Illumina, Inc. *	62,761	23,105,462
Intuitive Surgical, Inc. *	14,004	7,345,798
Ionis Pharmaceuticals, Inc. *	63,212	4,062,635
Netflix, Inc. *	31,939	11,731,834
NVIDIA Corp.	49,471	8,124,622
salesforce.com, Inc. *	38,731	5,876,655
Spotify Technology SA *	43,346	6,338,052
Tesla, Inc. *	42,806	9,565,429
Workday, Inc., Class A *	31,320	6,438,766
		142,508,111
TOTAL INVESTMENTS — 98.5%
(cost $179,331,835)		$252,635,427
Other assets less liabilities — 1.5%		3,845,832
NET ASSETS — 100.0%		$256,481,259

*  Non-income producing security.

ADR  —  American Depositary Receipt.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$4,358,478	$—	$—	$4,358,478
China	36,588,569	25,595,750	—	62,184,319
France	—	20,276,266	—	20,276,266
Germany	—	5,683,813	—	5,683,813
Hong Kong	—	4,673,765	—	4,673,765
Netherlands	—	7,165,369	—	7,165,369
Spain	—	5,785,306	—	5,785,306
United States	142,508,111	—	—	142,508,111
Total	$183,455,158	$69,180,269	$—	$252,635,427

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $179,331,835)	$252,635,427
Cash	5,099,686
Due from Investment Advisor	1,174
Capital shares sold receivable	74,683
Dividends receivable	58,251
Tax reclaims receivable	55,870
Prepaid assets	19,819
Total Assets	257,944,910
LIABILITIES
Advisory fee payable	281,387
Capital shares purchased payable	1,007,542
Servicing fee payable	89,101
Trustee fee payable	2,363
Commitment fee payable	1,128
Accrued expenses	82,130
Total Liabilities	1,463,651
NET ASSETS	$256,481,259
COMPOSITION OF NET ASSETS
Paid-in capital	$183,760,903
Total distributable earnings	72,720,356
$256,481,259
NET ASSET VALUE, PER SHARE
Class 2 ( $64,155,001 / 3,475,209 shares outstanding), unlimited authorized, no par value	$18.46
Class 4 ( $66,659,039 / 3,082,248 shares outstanding), unlimited authorized, no par value	$21.63
Class K ( $88,273,638 / 4,779,675 shares outstanding), unlimited authorized, no par value	$18.47
Institutional Class ( $37,393,581 / 2,026,181 shares outstanding), unlimited authorized, no par value	$18.46

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $109,423)	$581,107
Interest	17,959
Total Investment Income	599,066
EXPENSES
Advisory fee (Note B)	533,297
Shareholder Servicing fees — Class 2 shares (Note B)	52,533
Shareholder Servicing fees — Class 4 shares (Note B)	10,113
Shareholder Servicing fees — Class 5 shares (Note B)	3,483
Administration & Supervisory fee — Class K shares (Note B)	71,845
Administration & Supervisory fee — Institutional Class shares (Note B)	22,931
Fund accounting	58,820
Transfer agency	47,501
Legal	23,328
Professional fees	13,532
Custody	8,223
Trustees' fees	5,000
Commitment fees	1,045
Insurance	934
Miscellaneous	24,546
Total Expenses	877,131
Fees waived	(1,174)
Net Expenses	875,957
Net Investment Loss	(276,891)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(415,558)
Foreign currency transactions	5,951
(409,607)
Net change in unrealized appreciation (depreciation) on:
Investments	39,026,645
Translation of net assets and liabilities denominated in foreign currencies	(535)
39,026,110
Net realized and unrealized gain	38,616,503
NET INCREASE IN NET ASSETS FROM OPERATIONS	$38,339,612

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

Long Term Global Growth Equity Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(276,891)	$(382,807)
Net realized gain (loss)	(409,607)	13,105,881
Net change in unrealized appreciation (depreciation)	39,026,110	(16,013,281)
Net increase (decrease) in net assets from operations	38,339,612	(3,290,207)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(5,003,161)
Class 5	—	(4,309,351)
Class K	—	(6,891,490)
Institutional Class	—	(32,928)
Total Distributions to Shareholders	—	(16,236,930)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	101,000	95,125
Class 4	67,193,017 *	—
Class 5	—	61,984,598 *
Class K	19,417	6,846,083
Institutional Class	35,948,149	2,191,113
Dividends reinvested:
Class 2	—	5,003,161
Class 5	—	4,309,351
Class K	—	6,891,490
Institutional Class	—	32,928
Cost of shares redeemed:
Class 2	(1,000,000)	(5,059,742)
Class 4	—	(61,984,598)*
Class 5	(69,693,017)*	—
Class K	(1,500,000)	—
Institutional Class	(1,353,737)	(1,671,907)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	29,714,829	18,637,602
Total Increase (Decrease) in Net Assets	68,054,441	(889,535)
NET ASSETS
Beginning of period	188,426,818	189,316,353
End of period	$256,481,259	$188,426,818

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Long Term Global Growth Equity Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period June 10, 2014(a) through December 31, 2014
Net asset value, beginning of period	$15.51		$17.33	$11.25	$11.76	$10.43	$10.00
From Investment Operations
Net investment loss(b)	(0.02)		(0.04)	(0.08)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		(0.22)	6.16	(0.39)	1.47	0.47
Net increase (decrease) in net asset value from investment operations	2.95		(0.26)	6.08	(0.44)	1.43	0.44
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.56)	—	(0.07)	(0.12)	(0.01)
Total Dividends and Distributions	—		(1.56)	—	(0.07)	(0.12)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	0.00 (c)	0.00 (c)	0.02	—
Net asset value, end of period	$18.46		$15.51	$17.33	$11.25	$11.76	$10.43
Total Return
Total return based on net asset value(d)	19.01%		(1.42)%	54.07%	(3.80)%	13.99%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$64,155		$54,661	$59,870	$32,434	$36,177	$26,095
Ratio of net expenses to average net assets, before waiver	0.76	%*	0.79%	0.82%	0.87%	0.91%	0.88%*
Ratio of net expenses to average net assets, after waiver	0.76	%*	0.77%	0.77%	0.77%	0.77%	0.80%*
Ratio of net investment loss to average net assets	(0.25	)%*	(0.22)%	(0.50)%	(0.43)%	(0.34)%	(0.57)%*
Portfolio turnover rate(e)	2%		16%	13%	15%	10%	8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Long Term Global Growth Equity Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Period April 10, 2019(a) through June 30, 2019 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period October 7, 2015(b) through December 31, 2015
Net asset value, beginning of period	$21.80		$12.96	$13.53	$12.22
From Investment Operations
Net investment income (loss)(c)	0.01		(0.07)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		7.10	(0.46)	1.39
Net increase (decrease) in net asset value from investment operations	(0.17)		7.03	(0.50)	1.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	(0.07)	(0.08)
Total Dividends and Distributions	—		—	(0.07)	(0.08)
Proceeds from Purchase Fees and Redemption Fees(c)	—		0.00 (d)	0.00 (d)	0.01
Net asset value, end of period	$21.63		$19.99	$12.96	$13.53
Total Return
Total return based on net asset value(e)	(0.80	)%(f)	54.22%	(3.71)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,659		$58,802	$28,722	$43,344
Ratio of net expenses to average net assets, before waiver	0.67	%*	0.72%	0.76%	0.75%*
Ratio of net expenses to average net assets, after waiver	0.67	%*	0.67%	0.67%	0.67%*
Ratio of net investment income (loss) to average net assets	0.15	%*	(0.41)%	(0.33)%	(0.39)%*
Portfolio turnover rate(g)	2%		13%	15%	10%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to April 9, 2019. All shares of this class were redeemed at $21.07 on April 9, 2018. New shares were issued at $21.80 on April 10, 2019.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Represents total return for the period April 10, 2019 (commencement of investment operations) through June 30, 2019. For the six months ended June 30, 2019, the blended return for shares converted into Class 4 from Class 5 was 19.03%.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Long Term Global Growth Equity Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$15.52		$17.34	$13.96
From Investment Operations
Net investment loss(b)	(0.02)		(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		(0.22)	3.45
Net increase (decrease) in net asset value from investment operations	2.95		(0.26)	3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.56)	—
Total Dividends and Distributions	—		(1.56)	—
Net asset value, end of period	$18.47		$15.52	$17.34
Total Return
Total return based on net asset value(c)	19.01%		(1.41)%	24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,274		$75,402	$70,639
Ratio of net expenses to average net assets, before waiver	0.76	%*	0.79%	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.76	%*	0.77%	0.77	%*
Ratio of net investment loss to average net assets	(0.25	)%*	(0.23)%	(0.61	)%*
Portfolio turnover rate(d)	2%		16%	13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Long Term Global Growth Equity Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$15.51		$17.34		$13.96
From Investment Operations
Net investment loss(b)	(0.04)		(0.19)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.99		(0.08	)(c)	3.44
Net increase (decrease) in net asset value from investment operations	2.95		(0.27)		3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.56)		—
Total Dividends and Distributions	—		(1.56)		—
Net asset value, end of period	$18.46		$15.51		$17.34
Total Return
Total return based on net asset value(d)	19.02%		(1.47)%		24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$37,394		$356		$6
Ratio of net expenses to average net assets, before waiver	0.85	%*	0.88%		0.80	%*
Ratio of net expenses to average net assets, after waiver	0.85	%*	0.87%		0.80	%*
Ratio of net investment loss to average net assets	(0.37	)%*	(0.91)%		(0.56	)%*
Portfolio turnover rate(e)	2%		16%		13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Positive Change Equity Fund

	Value	% of Total Net Assets
Auto Manufacturers	$805,797	4.1%
Banks	917,068	4.7
Biotechnology	2,267,558	11.5
Building Materials	1,708,616	8.7
Chemicals	2,212,232	11.3
Commercial Services	154,122	0.8
Computers	79,050	0.4
Cosmetics/Personal Care	431,487	2.2
Electric	547,602	2.8
Electrical Components & Equipment	280,243	1.4
Food	1,152,437	5.8
Healthcare—Products	2,038,195	10.4
Insurance	515,142	2.6
Internet	2,419,616	12.4
Machinery—Diversified	832,553	4.2
Pharmaceuticals	1,049,929	5.4
Semiconductors	1,993,786	10.1
Telecommunications	111,085	0.6
Total Value of Investments	19,516,518	99.4
Other assets less liabilities	127,395	0.6
Net Assets	$19,643,913	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Positive Change Equity Fund

	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 4.2%
Umicore SA	25,677	$824,017
BRAZIL — 0.8%
Kroton Educacional SA	53,900	154,122
CHINA — 4.1%
Tencent Holdings Ltd.	17,600	796,214
DENMARK — 11.4%
Chr. Hansen Holding A/S	10,360	974,929
Novozymes A/S, B Shares	15,490	722,250
Orsted A/S	6,330	547,602
		2,244,781
INDONESIA — 4.7%
Bank Rakyat Indonesia Persero Tbk PT	2,970,500	917,068
IRELAND — 4.8%
Kingspan Group PLC	17,398	944,849
JAPAN — 10.5%
euglena Co., Ltd. *	20,200	177,508
M3, Inc.	48,400	888,181
Pigeon Corp.	10,700	431,487
Sysmex Corp.	8,600	562,613
		2,059,789
KENYA — 0.6%
Safaricom PLC	405,400	111,085
NETHERLANDS — 6.6%
ASML Holding NV	4,931	1,026,091
Signify NV	9,479	280,243
		1,306,334

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Positive Change Equity Fund

	Shares	Value
SOUTH AFRICA — 2.6%
Discovery Ltd.	48,593	$515,142
SWEDEN — 3.9%
Nibe Industrier AB B Shares	52,146	763,767
TAIWAN — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,705	967,695
UNITED KINGDOM — 0.4%
FDM Group Holdings PLC	6,686	79,050
UNITED STATES — 39.9%
ABIOMED, Inc. *	3,017	785,898
Alnylam Pharmaceuticals, Inc. *	6,051	439,061
Alphabet, Inc., Class A *	679	735,221
DexCom, Inc. *	7,007	1,049,929
Ecolab, Inc.	3,373	665,965
Glaukos Corp. *	9,147	689,684
Illumina, Inc. *	4,449	1,637,899
Moderna, Inc. *	13,019	190,598
Tesla, Inc. *	3,606	805,797
Xylem, Inc.	9,954	832,553
		7,832,605
TOTAL INVESTMENTS — 99.4%
(cost $19,569,004)		$19,516,518
Other assets less liabilities — 0.6%		127,395
NET ASSETS — 100.0%		$19,643,913

*  Non-income producing security.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Positive Change Equity Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$824,017	$—	$824,017
Brazil	154,122	—	—	154,122
China	—	796,214	—	796,214
Denmark	—	2,244,781	—	2,244,781
Indonesia	—	917,068	—	917,068
Ireland	944,849	—	—	944,849
Japan	—	2,059,789	—	2,059,789
Kenya	111,085	—	—	111,085
Netherlands	280,243	1,026,091	—	1,306,334
South Africa	—	515,142	—	515,142
Sweden	—	763,767	—	763,767
Taiwan	967,695	—	—	967,695
United Kingdom	79,050	—	—	79,050
United States	7,832,605	—	—	7,832,605
Total	$10,369,649	$9,146,869	$—	$19,516,518

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
Positive Change Equity Fund

ASSETS
Investments, at value (cost $19,569,004)	$19,516,518
Cash	263,908
Receivable for investments sold	65,982
Due from Investment Advisor	29,883
Dividends receivable	26,632
Tax reclaims receivable	5,071
Prepaid assets	18,397
Total Assets	19,926,391
LIABILITIES
Advisory fee payable	14,982
Payable for investment purchased	201,171
Administration & Supervisory fee payable	7,718
Trustee fee payable	179
Commitment fee payable	72
Accrued expenses	58,356
Total Liabilities	282,478
NET ASSETS	$19,643,913
COMPOSITION OF NET ASSETS
Paid-in capital	$19,710,428
Total accumulated loss	(66,515)
$19,643,913
NET ASSET VALUE, PER SHARE
Class K ( $11,143,519 / 986,134 shares outstanding), unlimited authorized, no par value	$11.30
Institutional Class ( $8,500,394 / 752,222 shares outstanding), unlimited authorized, no par value	$11.30

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
Positive Change Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $21,588)	$118,379
Interest	1,148
Total Investment Income	119,527
EXPENSES
Advisory fee (Note B)	25,937
Administration & Supervisory fee — Class K shares (Note B)	6,438
Administration & Supervisory fee — Institutional Class shares (Note B)	6,923
Fund accounting	46,646
Transfer agency	19,345
Blue sky fees	14,527
Professional fees	13,515
Legal	3,955
Custody	2,665
Trustees' fees	324
Commitment fees	71
Insurance	52
Miscellaneous	2,143
Total Expenses	142,541
Fees waived	(91,343)
Net Expenses	51,198
Net Investment Income	68,329
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(13,071)
Foreign currency transactions	(4,630)
(17,701)
Net change in unrealized appreciation on:
Investments	1,415,676
Translation of net assets and liabilities denominated in foreign currencies	221
1,415,897
Net realized and unrealized gain	1,398,196
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,466,525

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

Positive Change Equity Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$68,329	$(7,880)
Net realized loss	(17,701)	(72,258)
Net change in unrealized appreciation (depreciation)	1,415,897	(1,484,909)
Net increase (decrease) in net assets from operations	1,466,525	(1,565,047)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	5,539,808	5,015,042
Institutional Class	112,500	8,061,290
Cost of shares redeemed:
Institutional Class	(2,570)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	5,649,738	13,076,332
Total Increase in Net Assets	7,116,263	11,511,285
NET ASSETS
Beginning of period	12,527,650	1,016,365
End of period	$19,643,913	$12,527,650

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Positive Change Equity Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.10		$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.01		(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	1.20		(0.06)		0.16
Net asset value, end of period	$11.30		$10.10		$10.16
Total Return
Total return based on net asset value(e)	11.88%		(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,144		$5,036		$508
Ratio of net expenses to average net assets, before waiver	1.81	%*	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%		0.65	%*
Ratio of net investment income (loss) to average net assets	1.01	%*	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	0%		7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

Positive Change Equity Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.10		$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.04		(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	1.16		(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	1.20		(0.06)		0.16
Net asset value, end of period	$11.30		$10.10		$10.16
Total Return
Total return based on net asset value(e)	11.88%		(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,500		$7,492		$508
Ratio of net expenses to average net assets, before waiver	1.81	%*	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%		0.80	%*
Ratio of net investment income (loss) to average net assets	0.74	%*	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	0%		7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$608,628	3.6%
Aerospace/Defense	229,585	1.4
Auto Manufacturers	597,309	3.5
Banks	474,189	2.8
Biotechnology	1,204,578	7.1
Commercial Services	1,703,593	10.0
Distribution/Wholesale	335,237	2.0
Diversified Financial Services	875,053	5.1
Electronics	228,908	1.4
Healthcare—Products	1,532,460	9.0
Insurance	149,275	0.9
Internet	7,442,804	44.0
Oil & Gas Services	141,371	0.8
Pharmaceuticals	93,375	0.6
Real Estate	173,040	1.0
Semiconductors	141,402	0.8
Software	756,214	4.5
Total Value of Investments	16,687,021	98.5
Other assets less liabilities	246,425	1.5
Net Assets	$16,933,446	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 97.5%
CANADA — 5.3%
Shopify, Inc., Class A *	2,991	$897,749
UNITED STATES — 93.2%
2U, Inc. *	3,128	117,738
ABIOMED, Inc. *	1,974	514,207
Activision Blizzard, Inc.	2,381	112,383
Agios Pharmaceuticals, Inc. *	1,872	93,375
Alnylam Pharmaceuticals, Inc. *	2,511	182,198
Alphabet, Inc., Class C *	585	632,332
Amazon.com, Inc. *	985	1,865,226
Chegg, Inc. *	6,318	243,812
Chewy, Inc., Class A *	5,705	199,675
CoStar Group, Inc. *	654	362,355
Denali Therapeutics, Inc. *	7,106	147,521
Eventbrite, Inc., Class A *	5,359	86,816
Facebook, Inc., Class A *	3,443	664,499
First Republic Bank	4,856	474,189
Fortive Corp.	2,808	228,908
Glaukos Corp. *	4,654	350,912
GrubHub, Inc. *	7,574	590,696
HEICO Corp., Class A	2,221	229,585
Illumina, Inc. *	2,180	802,567
Interactive Brokers Group, Inc., Class A	4,202	227,748
Lyft, Inc., Class A *	2,500	164,275
Markel Corp. *	137	149,275
MarketAxess Holdings, Inc.	3,048	979,688
Mastercard, Inc., Class A	2,447	647,305
Moderna, Inc. *	4,938	72,292
Netflix, Inc. *	2,396	880,099
New Relic, Inc. *	2,175	188,159
Novocure Ltd. *	6,508	411,501
NOW, Inc. *	9,578	141,371
NVIDIA Corp.	861	141,402
Penumbra, Inc. *	1,599	255,840
Redfin Corp. *	9,624	173,040
Roku, Inc. *	3,986	361,052
Stitch Fix, Inc., Class A *	7,897	252,625

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
U.S. Equity Growth Fund

	Shares	Value
Tableau Software, Inc., Class A *	1,670	$277,253
Tesla, Inc. *	2,673	597,309
Trade Desk, Inc. (The), Class A *	2,672	608,628
Watsco, Inc.	2,050	335,237
Wayfair, Inc., Class A *	5,632	822,272
Yext, Inc. *	8,881	178,419
Zillow Group, Inc., Class A *	557	25,488
		15,789,272
Total Common Stocks
(cost $14,514,440)		16,687,021
TOTAL INVESTMENTS — 98.5%
(cost $14,514,440)		$16,687,021
Other assets less liabilities — 1.5%		246,425
NET ASSETS — 100.0%		$16,933,446

*  Non-income producing security.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$897,749	$—	$—	$897,749
United States	15,789,272	—	—	15,789,272
Total	$16,687,021	$—	$—	$16,687,021

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $14,514,440)	$16,687,021
Cash	183,882
Capital shares sold receivable	68,971
Receivable for investments sold	45,929
Due from Investment Advisor	26,851
Dividends receivable	155
Prepaid assets	14,152
Total Assets	17,026,961
LIABILITIES
Advisory fee payable	13,220
Payable for investment purchased	18,842
Administration & Supervisory fee payable	6,811
Trustee fee payable	67
Commitment fee payable	44
Accrued expenses	54,531
Total Liabilities	93,515
NET ASSETS	$16,933,446
COMPOSITION OF NET ASSETS
Paid-in capital	$14,751,531
Total distributable earnings	2,181,915
$16,933,446
NET ASSET VALUE, PER SHARE
Class K ( $13,416,180 / 743,638 shares outstanding), unlimited authorized, no par value	$18.04
Institutional Class ( $3,517,266 / 196,594 shares outstanding), unlimited authorized, no par value	$17.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$15,251
Interest	1,146
Total Investment Income	16,397
EXPENSES
Advisory fee (Note B)	24,871
Administration & Supervisory fee — Class K shares (Note B)	10,431
Administration & Supervisory fee — Institutional Class shares (Note B)	2,381
Fund accounting	40,741
Transfer agency	18,873
Blue sky fees	15,991
Professional fees	11,795
Custody	6,507
Legal	3,829
Trustees' fees	321
Commitment fees	70
Insurance	52
Miscellaneous	2,009
Total Expenses	137,871
Fees waived	(87,565)
Net Expenses	50,306
Net Investment Loss	(33,909)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	77,448
77,448
Net change in unrealized appreciation on:
Investments	3,206,677
3,206,677
Net realized and unrealized gain	3,284,125
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,250,216

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(33,909)	$(14,102)
Net realized gain	77,448	165,158
Net change in unrealized appreciation (depreciation)	3,206,677	(1,363,865)
Net increase (decrease) in net assets from operations	3,250,216	(1,212,809)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(208,858)
Institutional Class	—	(127)
Total Distributions to Shareholders	—	(208,985)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	71,971	10,302,009
Institutional Class	3,134,591	2,815,417
Dividends reinvested:
Class K	—	208,858
Institutional Class	—	127
Cost of shares redeemed:
Institutional Class	(123,551)	(2,653,931)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	3,083,011	10,672,480
Total Increase in Net Assets	6,333,227	9,250,686
NET ASSETS
Beginning of period	10,600,219	1,349,533
End of period	$16,933,446	$10,600,219

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.25		$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.04)		(0.07)	(0.03)
Net realized and unrealized gain on investments	3.83		1.22 (c)	1.98
Net increase in net asset value from investment operations	3.79		1.15	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.29)	(0.05)
Total Dividends and Distributions	—		(0.29)	(0.05)
Net asset value, end of period	$18.04		$14.25	$13.39
Total Return
Total return based on net asset value(d)	26.60%		8.60%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,416		$10,594	$1,344
Ratio of net expenses to average net assets, before waiver	1.81	%*	7.75%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.63%	0.57%*
Ratio of net investment loss to average net assets	(0.43	)%*	(0.46)%	(0.31)%*
Portfolio turnover rate(e)	8%		107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2019

U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.21		$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.05)		(0.10)	(0.03)
Net realized and unrealized gain on investments	3.73		1.21 (c)	1.98
Net increase in net asset value from investment operations	3.68		1.11	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.29)	(0.05)
Total Dividends and Distributions	—		(0.29)	(0.05)
Net asset value, end of period	$17.89		$14.21	$13.39
Total Return
Total return based on net asset value(d)	25.90%		8.30%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,517		$6	$6
Ratio of net expenses to average net assets, before waiver	1.90	%*	6.69%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.74	%*	0.78%	0.72%*
Ratio of net investment loss to average net assets	(0.54	)%*	(0.53)%	(0.31)%*
Portfolio turnover rate(e)	8%		107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

Note A — Organization and Accounting Policies

Each of the EAFE Fund, EAFE Choice Fund, EAFE Pure Fund, Emerging Markets Fund, Global Alpha Equity Fund, Global Select Equity Fund, International Concentrated Growth Fund, International Equity Fund, International Smaller Companies Fund, Long Term Global Growth Equity Fund, Positive Change Equity Fund and U.S. Equity Growth Fund, (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford

Funds (the "Trust"). The investment objective of the Funds is to achieve capital appreciation, for more detail on specific objectives of each Fund and description of each share class, please refer to the relevant Prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2019:

	EAFE Fund	EAFE Choice Fund	EAFE Pure Fund	Emerging Markets Fund	Global Alpha Equity Fund	Global Select Equity Fund	International Concentrated Growth Fund	International Equity Fund	International Smaller Companies Fund	Long Term Global Growth Equity Fund	Positive Change Equity Fund	U.S. Equity Growth Fund
Class 2	X	X	X	X	X	N/A	N/A	X	N/A	X	N/A	N/A
Class 3	X	N/A	X	X	X	N/A	N/A	X	N/A	N/A	N/A	N/A
Class 4	X	N/A	N/A	N/A	X	N/A	N/A	X	N/A	X	N/A	N/A
Class 5	X	N/A	N/A	X	N/A	N/A	N/A	X	N/A	N/A	N/A	N/A
Class K	X	X	X	X	X	X	X	X	X	X	X	X
Institutional Class	X	X	X	X	X	X	X	X	X	X	X	X

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

New Accounting Pronouncement

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. Effective December 31, 2018, management has evaluated the impact of applying this provision and have determined to early adopt the provisions of this ASU, which does not have a significant impact on the financial statements.

Adoption of Recent Amendments to Regulation S-X

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities and also require

Notes to Financial Statements

Semi-Annual Report June 30, 2019

presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund's financial statements as of December 31, 2018.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and ask prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2019 is disclosed at the end of each Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2019, the Emerging Markets Fund and the Global Alpha Equity Fund recorded a receivable for deferred Indian capital gains tax benefit of $268,502 and $76,898, respectively. As of June 30, 2019, the Emerging Markets Fund, the EAFE Fund, the Global Alpha Equity Fund and the International Equity Fund recorded a deferred liability for potential future Indian capital gains taxes of $3,946,821, $139,383, $118,642, and $685,687, respectively. The deferred liability accrued at June 30, 2019 includes a liability for tax payable on both short and long term gains, as required by the Indian tax authorities.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more- likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more- likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the EAFE Fund, EAFE Choice Fund, EAFE Pure Fund, Emerging Markets Fund, Global Alpha Equity Fund, International Equity Fund, Long Term Global Growth Equity Fund and the U.S. Equity Growth Fund, the tax periods 2016 through present remain subject to examination. For the Global Select Equity Fund, International Concentrated Growth Fund and Positive Change Equity Fund, the tax periods ended 2017 through present remain subject to examination. For the International Smaller Companies Fund, the tax period ended 2018 is subject to examination.

At December 31, 2018 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
EAFE Pure Fund	$(884,466)	$(7,154,636)	$(8,039,102)
International Concentrated Growth Fund	(2,413,468)	—	(2,413,468)
Positive Change Equity	(28,298)	—	(28,298)

During the year ended December 31, 2018, the Funds did not utilize any capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year

Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2018, the Funds shown below incurred and will elect to defer net post-October or late-year losses as indicated.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Distributable Earnings/ Accumulated Deficit
EAFE Fund	$—	$—	$—	$(3,469,544)	$663,399,284	$659,929,740
EAFE Choice Fund	—	706,656	—	(210,472)	29,815,951	30,312,135
EAFE Pure Fund	2,094,424	—	(8,039,102)	—	(24,962,806)	(30,907,484)
Emerging Markets Fund	248,572	9,871,150	—	—	190,914,880	201,034,602
Global Alpha Equity Fund	835,072	3,764,893	—	—	140,730,954	145,330,919
Global Select Equity Fund	—	—	—	(27,560)	(245,757)	(273,317)
International Concentrated Growth Fund	—	—	(2,413,468)	—	(14,273,489)	(16,686,957)
International Equity Fund	2,775,344	19,691,116	—	—	353,674,907	376,141,367
International Smaller Companies Fund	—	—	—	(5,904)	591	(5,313)
Long Term Global Growth Equity Fund	—	468,990	—	(160,923)	34,072,677	34,380,744
Positive Change Equity Fund	—	—	(28,298)	(3,826)	(1,500,916)	(1,533,040)
U.S. Equity Growth Fund	—	—	—	(17,144)	(1,051,157)	(1,068,301)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2018, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the treatment of foreign currency gains and losses, the redesignation of dividends, equalization, organizational costs, and net operating losses.

Fund	Total Distributable Earnings	Paid-in Capital
EAFE Fund	$—	$—
EAFE Choice Fund	—	—
EAFE Pure Fund	—	—
Emerging Markets Fund	—	—
Global Alpha Equity Fund	—	—
Global Select Equity Fund	347	(347)
International Concentrated Growth Fund	89,293	(89,293)
International Equity Fund	(17,853,096)	17,853,096
International Smaller Companies Fund	4	(4)
Long Term Global Growth Equity Fund	—	—
Positive Change Equity Fund	15,435	(15,435)
U.S. Equity Growth Fund	14,473	(14,473)

Notes to Financial Statements

Semi-Annual Report June 30, 2019

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years or periods ended December 31, 2018 and December 31, 2017, the tax characters of the dividends paid were:

Fund	Ordinary Income 2018	Long Term Capital Gains 2018	Return of Capital 2018	Ordinary Income 2017	Long Term Capital Gains 2017
EAFE Fund	$10,502,158	$196,134,992	$4,657,927	$19,751,226	$48,725,790
EAFE Choice Fund	2,192,756	5,239,864	—	4,719,038	—
EAFE Pure Fund	1,275,454	2,237,108	—	5,473,971	—
Emerging Markets Fund	27,024,123	161,152,594	—	19,863,377	13,157,890
Global Alpha Equity Fund	6,565,235	158,163,856	—	8,003,422	32,552,970
Global Select Equity Fund	30,624	—	—	—	—
International Concentrated Growth Fund	—	—	—	—	—
International Equity Fund	27,380,529	129,412,039	—	22,247,527	51,665,372
International Smaller Companies Fund	—	—	—	—	—
Long Term Global Growth Equity Fund	806,492	15,430,438	—	—	—
Positive Change Equity Fund	—	—	—	—	—
U.S. Equity Growth Fund	9,266	199,719	—	5,513	—

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2019 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
EAFE Fund	$1,543,025,612	$1,267,961,737	$(108,424,098)	$1,159,537,639
EAFE Choice Fund	292,203,726	95,523,980	(8,435,562)	87,088,418
EAFE Pure Fund	398,183,638	71,755,646	(17,615,155)	54,140,491
Emerging Markets Fund	2,438,430,947	637,744,201	(93,057,348)	544,686,853
Global Alpha Equity Fund	592,243,476	303,855,883	(35,323,487)	268,532,396
Global Select Equity Fund	2,958,992	652,797	(208,868)	443,929
International Concentrated Growth Fund	70,224,371	6,955,447	(6,179,143)	776,304
International Equity Fund	1,521,474,536	725,203,710	(60,116,267)	665,087,443
International Smaller Companies Fund	997,750	247,788	(63,376)	184,412
Long Term Global Growth Equity Fund	179,535,413	81,839,276	(8,739,262)	73,100,014
Positive Change Equity Fund	19,601,721	1,629,691	(1,714,894)	(85,203)
U.S. Equity Growth Fund	14,531,501	2,871,529	(716,009)	2,155,520

Notes to Financial Statements

Semi-Annual Report June 30, 2019

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
EAFE Fund	$0 - $2 >$2 - $5 Above $5	0.35 0.31% 0.29%%
EAFE Choice Fund	$0 - $2 >$2 - $5 Above $5	0.35 0.31% 0.29%%
EAFE Pure Fund	$0 - $2 >$2 - $5 Above $5	0.35 0.31% 0.29%%
Emerging Markets Fund	$0 - $2 >$2 - $5 Above $5	0.55 0.51% 0.49%%
Global Alpha Equity Fund	$0 - $2 >$2 - $5 Above $5	0.40 0.36% 0.34%%
Global Select Equity Fund	$0 - $2 >$2 - $5 Above $5	0.33 0.29% 0.27%%
International Concentrated Growth Fund	$0 - $2 >$2 - $5 Above $5	0.40 0.36% 0.34%%
International Equity Fund	$0 - $2 >$2 - $5 Above $5	0.35 0.31% 0.29%%
International Smaller Companies Fund	All assets	0.58%
Long Term Global Growth Equity Fund	$0 - $2 >$2 - $5 Above $5	0.45 0.41% 0.39%%
Positive Change Equity Fund	$0 - $2 >$2 - $5 Above $5	0.33 0.29% 0.27%%
U.S. Equity Growth Fund	$0 - $2 >$2 - $5 Above $5	0.33 0.29% 0.27%%

Notes to Financial Statements

Semi-Annual Report June 30, 2019

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limitation	Expiration Date
Global Select Equity Fund	Class K	0.65%	April 30, 2020
	Institutional Class	0.65%	April 30, 2020
International Concentrated Growth Fund	Class K	0.72%	April 30, 2020
	Institutional Class	0.72%	April 30, 2020
International Smaller Companies	Class K	0.90%	April 30, 2020
	Institutional Class	0.90%	April 30, 2020
Long Term Global Growth Equity Fund	Class 2	0.77%	April 30, 2020
	Class 4	0.67%	April 30, 2020
	Class K	0.77%	April 30, 2020
	Institutional Class	0.77%	April 30, 2020
Positive Change Equity Fund	Class K	0.65%	April 30, 2020
	Institutional Class	0.65%	April 30, 2020
U.S. Equity Growth Fund	Class K	0.65%	April 30, 2020
	Institutional Class	0.65%	April 30, 2020

Waived fees for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board of Trustees of the Trust.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Each Fund (other than the Global Select Equity Fund, the International Concentrated Growth Fund, the International Smaller Companies Fund, the Positive Change Equity Fund and the U.S. Equity Growth Fund)

has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares as follows:

	EAFE Fund	EAFE Choice Fund	EAFE Pure Fund	Emerging Markets Fund	Global Alpha Equity Fund	International Equity Fund	Long Term Global Growth Equity Fund
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund. Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and

Notes to Financial Statements

Semi-Annual Report June 30, 2019

Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2019 were as follows:

Fund	Purchases	Sales
EAFE Fund	$124,482,145	$71,032,801
EAFE Choice Fund	37,889,968	23,688,595
EAFE Pure Fund	40,415,327	58,207,459
Emerging Markets Fund	726,909,391	174,966,424
Global Alpha Equity Fund	71,990,597	78,701,344
Global Select Equity Fund	265,201	287,572
International Concentrated Growth Fund	355,285	353,566
International Equity Fund	287,530,568	188,307,926
International Smaller Companies Fund	210,836	33,321
Long Term Global Growth Equity Fund	33,893,628	5,281,272
Positive Change Equity Fund	5,752,069	65,982
U.S. Equity Growth Fund	4,108,845	1,160,634

Note D — Transactions in Shares of Beneficial Interest

	EAFE Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	2,388,432	$28,793,000	746,382	$8,300,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(877,770)	(11,260,000)	(393,803)	(5,000,000)
Net increase	1,510,662	$17,533,000	352,579	$3,300,000

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	EAFE Fund
	Class 4 Shares For the Period Ended June 30, 2019		Class 5 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
	EAFE Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,197,307	$13,909,920
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(105,021)	(1,349,022)
Net increase	—	$—	1,092,286	$12,560,898
	EAFE Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	9,073,332 *	$131,045,716 *	917,630	$11,000,000
Shares issued in reinvestment of dividends and distributions	5,644,097	60,268,790	3,576,265	38,266,030
Shares redeemed	(7,703,896)	(117,827,995)	(9,687,422)**	(147,753,216)**
Net increase (decrease)	7,013,533	$73,486,511	(5,193,527)	(98,487,186)

*  6,305,828 shares and $95,453,216 converted into Class 2 from Class 3.

**  6,292,153 shares and $95,453,216 converted from Class 3 into Class 2.

	EAFE Fund
	Class 4 Shares For the Year Ended December 31, 2018		Class 5 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	68,796	$1,000,000
Shares issued in reinvestment of dividends and distributions	1,876,378	20,091,688	8,634,367	92,626,897
Shares redeemed	(3,717,722)	(55,000,000)	—	—
Net increase (decrease)	(1,841,344)	$(34,908,312)	8,703,163	$93,626,897

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	EAFE Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	191,231	$2,139,835
Shares issued in reinvestment of dividends and distributions	46	491	2,441	26,017
Shares redeemed	—	—	—	—
Net increase	46	$491	193,672	$2,165,852
	EAFE Choice Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	30,414	$398,000	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(35,301)	(528,300)	—	—
Net decrease	(4,887)	$(130,300)	—	$—
	EAFE Choice Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	550,365	$7,500,000	381,914	$5,642,343
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(90,034)	(1,375,000)	(14,555)	(222,010)
Net increase	460,331	$6,125,000	367,359	$5,420,333
	EAFE Choice Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,155,172 *	$34,104,348 *	24,774	$405,000
Shares issued in reinvestment of dividends and distributions	423,287	5,515,340	—	—
Shares redeemed	(2,272,928)	(37,450,000)	(1,680,815)**	(27,282,248)**
Net increase (decrease)	305,531	$2,169,688	(1,656,041)	$(26,877,248)

*  1,628,163 shares and $26,122,249 converted into Class 2 from Class 3.

**  1,612,883 shares and $26,122,249 converted from Class 3 into Class 2.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	EAFE Choice Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	4,845,396	$67,194,504	791,484	$12,355,055
Shares issued in reinvestment of dividends and distributions	126,970	1,650,610	20,293	263,403
Shares redeemed	(31,447)	(500,000)	(2,300)	(38,023)
Net increase	4,940,919	$68,345,114	809,477	$12,580,435
	EAFE PURE Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	270	$3,000	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(561,587)	(6,000,000)	—	—
Net decrease	(561,317)	$(5,997,000)	—	$—
	EAFE PURE Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	1,131,379	$13,151,000	67,503	$785,494
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,179,992)	(24,722,821)	—	—
Net increase (decrease)	(1,048,613)	$(11,571,821)	67,503	$785,494
	EAFE PURE Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	626	$7,500	—	$—
Shares issued in reinvestment of dividends and distributions	152,238	1,510,948	57,218	573,430
Shares redeemed	(408,017)	(5,000,000)	(509,108)	(5,000,000)
Net decrease	(255,153)	$(3,481,552)	(451,890)	$(4,426,570)

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	EAFE PURE Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	15,094,869	$181,677,307	183,645	$2,216,528
Shares issued in reinvestment of dividends and distributions	142,375	1,410,939	1,740	17,246
Shares redeemed	(36,492)	(389,000)	(60)	(640)
Net increase	15,200,752	$182,699,246	185,325	$2,233,134
	Emerging Markets Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	345,188	$7,303,000	5,731,889 *	$106,960,476 *
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(5,781,084)**	(106,960,476)**	—	—
Net increase (decrease)	(5,435,896)	$(99,657,476)	5,731,889	$106,960,476

*  5,731,889 shares and $106,960,476 converted into Class 3 from Class 2.

**  5,781,084 shares and $106,960,476 converted from Class 3 into Class 2.

	Emerging Markets Fund
	Class 5 Shares For the Period Ended June 30, 2019		Class K Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	15,093,783	$299,834,353
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(165,664)	(3,260,000)	(5,504,926)	(109,111,138)
Net increase (decrease)	(165,664)	$(3,260,000)	9,588,857	$190,723,215

	Emerging Markets Fund
	Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount
Shares sold	16,877,987	$327,735,426
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(1,293,223)	(25,616,240)
Net increase	15,584,764	$302,119,186

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	Emerging Markets Fund
	Class 2 Shares For the Year Ended December 31, 2018				Class 3 Shares For the Year Ended December 31, 2018
	Shares		Amount		Shares	Amount
Shares sold	2,204,419	*	$44,256,131	*	—	$—
Shares issued in reinvestment of dividends and distributions	899,999		15,711,644		873,732	15,383,534
Shares redeemed	(1,183,370)		(25,068,932)		—	—
Net increase	1,921,048		$34,898,843		873,732	$15,383,534

*  681,658 shares and $15,248,631 converted into Class 2 from Class 5.

	Emerging Markets Fund
	Class 5 Shares For the Year Ended December 31, 2018				Class K Shares For the Year Ended December 31, 2018
	Shares		Amount		Shares	Amount
Shares sold	1,781,176		$38,000,000		24,226,159	$506,095,758
Shares issued in reinvestment of dividends and distributions	5,335,081		96,382,507		2,497,706	43,485,061
Shares redeemed	(1,104,279	)**	(25,368,631	)**	(1,529,562)	(29,860,792)
Net increase	6,011,978		$109,013,876		25,194,303	$519,720,027

**  660,331 shares and $15,248,631 converted from Class 5 into Class 2.

	Emerging Markets Fund
	Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount
Shares sold	14,853,143	$289,603,933
Shares issued in reinvestment of dividends and distributions	854,803	14,875,218
Shares redeemed	(1,144,063)	(21,776,659)
Net increase	14,563,883	$282,702,492

	Global Alpha Equity Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	138,060	$2,003,000	536,067	$8,000,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(190,800)	(3,000,000)	(833,929)	(13,000,000)
Net decrease	(52,740)	$(997,000)	(297,862)	$(5,000,000)

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	Global Alpha Equity Fund
	Class 4 Shares For the Period Ended June 30, 2019		Class K Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	106,723	$1,611,166
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(221,339)	(3,328,425)
Net decrease	—	$—	(114,616)	$(1,717,259)

Global Alpha Equity Fund
Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	—	$—

	Global Alpha Equity Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	150,284	$3,007,500	365,651	$7,500,000
Shares issued in reinvestment of dividends and distributions	2,281,267	29,638,221	7,585,731	101,000,978
Shares redeemed	(750,774)	(14,500,000)	(3,961,091)	(79,500,000)
Net increase	1,680,777	$18,145,721	3,990,291	$29,000,978
	Global Alpha Equity Fund
	Class 4 Shares For the Year Ended December 31, 2018		Class K Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	336,570	$6,673,503
Shares issued in reinvestment of dividends and distributions	1,792,025	24,453,077	690,189	8,951,758
Shares redeemed	(12,545,959)	(261,700,383)	(849,189)	(16,990,416)
Net increase (decrease)	(10,753,934)	$(237,247,306)	177,570	$(1,365,155)

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	Global Alpha Equity Fund
	Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	94	1,223
Shares redeemed	—	—
Net increase	94	$1,223

Global Select Equity Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—
Global Select Equity Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	1,707	15,312	1,707	15,312
Shares redeemed	—	—	—	—
Net increase	1,707	$15,312	1,707	$15,312
International Concentrated Growth Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	298	$3,000	8,687	$93,031
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(1,559)	(14,471)
Net increase	298	$3,000	7,128	$78,560

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	International Concentrated Growth Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares		Amount
Shares sold	6,329,524	$70,001,500	884,618		$9,396,765
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	(879,978)		(7,292,090)
Net increase	6,329,524	$70,001,500	4,640		$2,104,675
	International Equity Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares		Amount
Shares sold	7,357,343 *	$92,213,862 *	15,916,592	***	$202,113,924	***
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	(1,759,228)	(21,200,000)	(9,528,797	)**	(121,170,862	)**
Net increase	5,598,115	$71,013,862	6,387,795		$80,943,062

*  7,357,093 shares and $92,210,862 converted into Class 2 from Class 3.

**  7,259,326 shares and $9,210,862 converted from Class 3 into Class 2.

***  15,604,447 shares and $198,213,924 converted into Class 3 from Class 4.

	International Equity Fund
	Class 4 Shares For the Period Ended June 30, 2019				Class 5 Shares For the Period Ended June 30, 2019
	Shares		Amount		Shares	Amount
Shares sold	—		$—		—	$—
Shares issued in reinvestment of dividends and distributions	—		—		—	—
Shares redeemed	(15,349,714	)****	(198,213,924	)****	—	—
Net decrease	(15,349,714)		$(198,213,924)		—	$—

****  15,349,714 shares and $198,213,924 converted from Class 4 into Class 3.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	International Equity Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	7,326,087	$88,944,414	6,137,206	$75,716,524
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,695,478)	(21,076,085)	(2,202,173)	(26,708,600)
Net increase	5,630,609	$67,868,329	3,935,033	$49,007,924
	International Equity Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	5,055,353 *	$71,126,175 *	983,331	$13,500,000
Shares issued in reinvestment of dividends and distributions	2,793,954	29,796,122	5,032,227	54,378,248
Shares redeemed	(10,409,634)	(142,859,137)	(27,747,104)**	(402,752,824)**
Net decrease	(2,560,327)	$(41,936,840)	(21,731,546)	$(334,874,576)

*  4,908,230 shares and $69,118,676 converted into Class 2 from Class 3.

**  4,847,202 shares and $69,118,676 converted from Class 3 into Class 2.

**  14,200,330 shares and $210,058,382 converted from Class 3 into Class 4.

	International Equity Fund
	Class 4 Shares For the Year Ended December 31, 2018				Class 5 Shares For the Year Ended December 31, 2018
	Shares		Amount		Shares	Amount
Shares sold	20,039,941	***	$290,058,382	***	2,406,932	$33,700,000
Shares issued in reinvestment of dividends and distributions	3,509,883		38,554,309		616,758	6,892,085
Shares redeemed	—		—		(8,376,584)	(124,055,871)
Net increase (decrease)	23,549,824		$328,612,691		(5,352,894)	$(83,463,786)

***  13,985,711 shares and $210,058,382 converted into Class 4 from Class 3.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	International Equity Fund
	Class K Shares For the Year Ended December 31, 2018				Institutional Class Shares For the Year Ended December 31, 2018
	Shares		Amount		Shares		Amount
Shares sold	18,119,132	****	$245,988,676	****	7,384,373		$100,149,976
Shares issued in reinvestment of dividends and distributions	2,319,754		24,652,444		210,238		2,245,341
Shares redeemed	(1,115,680)		(14,813,373)		(4,072,356	)*****	(52,246,242	)*****
Net increase	19,323,206		$255,827,747		3,522,255		$50,149,075

****  9,213 shares and $115,811 converted into Class K from Institutional Class.

*****  9,213 shares and $115,811 converted from Institutional Class into Class K.

International Smaller Companies Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—
International Smaller Companies Fund
	Class K Shares For the Period Ended December 31, 2018		Institutional Class Shares For the Period Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	50,000	$500,000	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	50,000	$500,000	50,000	$500,000
Long Term Global Growth Equity Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 4 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	5,640	$101,000	3,082,249 *	$67,193,017 *
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(54,171)	(1,000,000)	—	—
Net increase (decrease)	(48,531)	$(899,000)	3,082,249	$67,193,017

*  3,082,248 shares and $67,193,017 converted into Class 4 from Class 5.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	Long Term Global Growth Equity Fund
	Class 5 Shares For the Period Ended June 30, 2019				Class K Shares For the Period Ended June 30, 2019
	Shares		Amount		Shares	Amount
Shares sold	—		$—		1,096	$19,417
Shares issued in reinvestment of dividends and distributions	—		—		—	—
Shares redeemed	(2,981,486	)**	(69,693,017	)**	(80,257)	(1,500,000)
Net decrease	(2,981,486)		$(69,693,017)		(79,161)	$(1,480,583)

**  2,872,319 shares and $67,193,017 converted from Class 5 into Class 4.

	Long Term Global Growth Equity Fund
	Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount
Shares sold	2,079,141	$35,948,149
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(75,909)	(1,353,737)
Net increase	2,003,232	$34,594,412

	Long Term Global Growth Equity Fund
	Class 2 Shares For the Year Ended December 31, 2018		Class 4 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares		Amount
Shares sold	4,994	$95,125	—		$—
Shares issued in reinvestment of dividends and distributions	325,212	5,003,161	—		—
Shares redeemed	(260,321)	(5,059,742)	(2,941,772	)*	(61,984,598	)*
Net increase (decrease)	69,885	$38,544	(2,941,772)		$(61,984,598)

*  2,941,772 shares and $61,984,598 converted from Class 4 into Class 5.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	Long Term Global Growth Equity Fund
	Class 5 Shares For the Year Ended December 31, 2018				Class K Shares For the Year Ended December 31, 2018
	Shares		Amount		Shares	Amount
Shares sold	2,758,291	**	$61,984,598	**	337,427	$6,846,083
Shares issued in reinvestment of dividends and distributions	223,195		4,309,351		447,790	6,891,490
Shares redeemed	—		—		—	—
Net increase	2,981,486		$66,293,949		785,217	$13,737,573

**  2,758,291 shares and $61,984,598 converted into Class 5 from Class 4.

	Long Term Global Growth Equity Fund
	Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount
Shares sold	108,150	$2,191,113
Shares issued in reinvestment of dividends and distributions	2,141	32,928
Shares redeemed	(87,699)	(1,671,907)
Net increase	22,592	$552,134

	Positive Change Equity Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	487,581	$5,539,808	10,796	$112,500
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(234)	(2,570)
Net increase	487,581	$5,539,808	10,562	$109,930
	Positive Change Equity Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	448,553	$5,015,042	691,660	$8,061,290
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	448,553	$5,015,042	691,660	$8,061,290

Notes to Financial Statements

Semi-Annual Report June 30, 2019

	U.S. Equity Growth Fund
	Class K Shares For the Period Ended June 30, 2019		Institutional Class Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	186	$71,971	203,644	$3,134,591
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(7,502)	(123,551)
Net increase	186	$71,971	196,142	$3,011,040
	U.S. Equity Growth Fund
	Class K Shares For the Year Ended December 31, 2018		Institutional Class Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	628,176	$10,302,009	161,563	$2,815,417
Shares issued in reinvestment of dividends and distributions	14,897	208,858	9	127
Shares redeemed	—	—	(161,557)	(2,653,931)
Net increase	643,073	$10,510,867	15	$161,613

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, the following shareholders beneficially owned 25% or more of a Fund's voting securities:

Fund	Investor	Percentage
EAFE Fund	Teachers' Retirement System of Kentucky	42.75%
Emerging Markets Fund	Maryland State Retirement Agency	25.20%
Global Select Equity Fund	Baillie Gifford International LLC	100.00%
International Concentrated Growth Fund	The Master Pension Trust of CSX Corporation and Affiliated Companies	98.26%
International Smaller Companies Fund	Baillie Gifford International LLC	100.00%
Long Term Global Growth Equity Fund	Nissan Employee Retirement Plan	25.99%
Long Term Global Growth Equity Fund	The Salvation Army, A Georgia Corporation	27.39%
Positive Change Equity Fund	Naidot & Co c/o Bessemer Trust Co	25.73%
U.S. Equity Growth Fund	Daytona Beach Police & Fire	66.25%

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

At June 30, 2019, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, owned 100% of the Global Select Equity Fund and International Smaller Companies Fund and as a result may be deemed to control such Funds.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 23, 2019, which allows the certain series of the Trust to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes.

In normal market conditions, borrowing are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Pursuant to allocation procedures adopted by the Board, the classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

The Manager entered into an agreement with Bank of New York Mellon on May 1, 2018 until April 29, 2019 to act as payor of half of the commitment fee, the other half being paid by Class K and Institutional Class; the series of the Trust that are parties to the Credit Agreement. As a result, for the period ended April 29, 2019, the Fund paid part of the commitment fee equal to its pro rata share of the amount of the credit facility based on such Fund's average net asset value attributable to the share classes for which the facility is maintained. Effective April 29, 2019, the commitment fee is payable by Class K and Institutional Class; the series of the Trust that are parties to the Credit Agreement.

At December 31, 2018 the International Concentrated Growth Fund had a loan outstanding of $250,000,

therefore the Fund was drawn down on the credit facility for two days during the period ended June 30, 2019 with an average interest rate of 3.75%. The Funds had no outstanding loans as at June 30, 2019.

Note H — Principal Risks

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. The International Concentrated Growth Fund, Long Term Global Growth Equity Fund, Positive Change Equity Fund, and U.S. Equity Growth Fund are all non-diversified Funds.

Currency and Currency Hedging Risk

A Fund that invests in non-U.S. securities could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. dollar, or if it invests in products to reduce this exposure, and those products lose value. A Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, a Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Notes to Financial Statements

Semi-Annual Report June 30, 2019

For further information on risk please refer to the Prospectus.

Note I — Change in Independent Registered Public Accounting Firm

BBD LLP ("BBD") served as the independent registered certified public accounting firm of each Fund through its resignation as of September 17, 2017 (the "Resignation Date"). Effective September 18, 2017, upon recommendation by the Audit Oversight Committee of the Board, the Board unanimously appointed Cohen & Company, Ltd. ("Cohen") to replace BBD as the independent public accountant for the fiscal year ended December 31, 2017.

The reports of BBD on the Funds' financial statements for the two most recent fiscal years prior to the Resignation Date did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds' two most recent fiscal years prior to resignation and through the Resignation Date, there were (i) no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreement, if not resolved to the satisfaction of BBD, would have caused BBD to make reference thereto in their reports on the consolidated financial statements for such years, and (ii) no "reportable events" as that term is defined in Item 304(a)(1)(v) of Regulation S-K.

The Funds requested and BBD furnished a letter addressed to the SEC stating whether or not it agreed with the above statements. A copy of such letter, dated February 26, 2018 was filed as Exhibit 77K to each Funds' Form N-SAR for the period ended December 31, 2017.

During the Funds' two most recent fiscal years prior to resignation and in the subsequent interim period through the Resignation Date, neither the Fund or anyone on its behalf have consulted with Cohen regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, and neither a written report nor oral advice was provided to the Funds that Cohen concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Note J — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

S&P (U.S. Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or

Notes to Financial Statements

Semi-Annual Report June 30, 2019

warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Note K — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2019 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2019

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information as of June 30, 2019.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Disinterested Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	15
Pamela M.J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	15
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant.	15
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	15
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016 (Previously Vice President since 2014)	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	15

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)

Officers (other than Officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Secretary Chief Legal Officer	Since 2015 Since 2017	Senior Legal Counsel for Baillie Gifford & Co. (investment adviser).

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2019

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)

Officers (other than Officers who are also Trustees)

Graham Laybourn 1966	Vice President	Since 2018 (Previously CCO since 2005)	Partner, Baillie Gifford & Co. (investment adviser).
Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  Length of time served relates to the relevant Trustee's or Officer's service at the position listed under position(s) held with Trust. There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes The International Choice Fund and The Multi Asset Fund, whose reports are prepared separately, and The Asia ex Japan Fund, a series of the Trust which has not yet commenced operations.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (BGOL) and his role as an officer of the Trust.

Additional information regarding the Trustees is in each Fund's Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing each Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov. The Funds' holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

BAILLIE GIFFORD FUNDS

On June 20, 2019, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, The U.S. Equity Growth Fund and The Asia Ex Japan Fund, respectively (each a "Fund" and collectively, the "Funds"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund

The Board considered the nature, extent and quality of the services provided by the Manager to The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Institutional Class and Class K shares for each Fund that offers those classes, the Manager receives an "administration and supervisory fee"; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes (the "administration and supervisory fee" and the "shareholder service fee" are each referred to as a "Class specific fee" and together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund's performance, advisory fee, and applicable Class specific fees and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Funds' returns over longer-term periods were generally good. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the Class specific fees. The Board also considered that the advisory fee schedule for the Funds includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

Manager's receipt of the Class specific fees. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

The EAFE Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 31, 2008) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2009 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The EAFE Choice Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 31, 2009) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2010 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year and three-year periods, and above the benchmark index and the average of the performance universe for the five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The EAFE Pure Fund

The Board reviewed total return information for the one-year, three-year and since inception (April 15, 2014) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year period, below the benchmark index and the average of the performance universe for the three-year period, and above the benchmark index and the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The Emerging Markets Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 30, 2003) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2009 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

The Global Alpha Equity Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (November 30, 2011) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2012 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The Global Select Equity Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of the expense universe and below the average contractual management fee of the expense peer group before giving effect to fee waivers/expense limitations and equivalent to the average management fee of the expense peer group giving effect to fee waivers/expense limitations. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the net expense ratio for each share class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2020. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The International Concentrated Growth Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2018 for the

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2020. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The International Equity Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 29, 2008) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2010 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The Long Term Global Growth Equity Fund

The Board reviewed total return information for the one-year, three-year and since inception (June 10, 2014) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2015 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2020. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The Positive Change Equity Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of the expense universe and below the average contractual management fee of the expense peer group before giving effect to fee waivers/expense limitations and equivalent to the average management fee of the expense peer group giving effect to fee waivers/expense limitations. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the net expense ratio for each share class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2020. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The U.S. Equity Growth Fund

The Board reviewed total return information for the one-year and since inception (December 5, 2016) periods ended March 31, 2019 for the Fund compared to a benchmark index (S&P 500 Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2017 and 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and total expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the applicable Class specific fee) for each share

BOARD CONSIDERATIONS
REGARDING 2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2020. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

The Asia Ex Japan Fund

For The Asia Ex Japan Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and thus there was no performance to consider.

The Board considered that, based on the satisfactory level of services provided by the Manager to the other funds in the Trust, the Board would expect that the nature, extent and quality of the services to be provided by the Manager to the Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion, the Board reviewed information regarding the Manager and its investment advisory business, and the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Trust.

The Board noted that, because the Fund had not yet commenced operations and thus generated no advisory fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including the administration and supervisory fee.

In addition, the Board considered the Manager's proposal to reduce the Fund's advisory fee and to lower the expense limitation in place until April 30, 2020. The Board reviewed the advisory fee (plus the applicable Class specific fee) and estimated net expense ratio for the Fund's Class K and Institutional Class, giving effect to the proposed advisory fee reduction and lowered expense limitation, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that, giving effect to the proposed advisory fee reduction, the advisory fee (plus the applicable Class specific fee) for each share class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. With respect to economies of scale, the Board considered that the Fund was not operational, and thus economies of scale were not applicable. The Board considered that the estimated net expense ratio for each share class, giving effect to the proposed advisory fee reduction and lowered expense limitation, was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund.

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Copyright © Baillie Gifford & Co 2015.

BAILLIE GIFFORD FUNDS

International Choice Fund

Semi-Annual Report

June 30, 2019

(unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds' website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
09	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
Financial Highlights
12	Selected Data for Class 2
13	Selected Data for Class 3
14	Selected Data for Class 4
15	Notes to Financial Statements
Supplemental Information
24	Management of the Trust
26	Board Considerations Regarding 2019 Contract Removal

Source: © David Robertson / Alamy Stock Photo

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

As a shareholder of the International Choice Fund ("the Fund") you incur ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical 5% Return" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2019

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios Based on the Period 1/01/19 to 6/30/19	Expenses Paid During Period(1)
International Choice Fund — Class 2
Actual	$1,000	$1,196.50	0.65%	$3.54
Hypothetical 5% Return	$1,000	$1,021.57	0.65%	$3.26
International Choice Fund — Class 3
Actual	$1,000	$1,196.90	0.58%	$3.16
Hypothetical 5% Return	$1,000	$1,021.92	0.58%	$2.91
International Choice Fund — Class 4
Actual*	$1,000	$1,196.70	0.55%	$1.34
Hypothetical 5% Return	$1,000	$1,022.07	0.55%	$2.76

*  Commencement of operations on April 10, 2019. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 81/365 (to reflect recommencement of operation).

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the period end June 30, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

02

Industry Diversification Table

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

	Value	% of Total Net Assets
Apparel	$11,458,944	2.7%
Auto Manufacturers	3,795,088	0.9
Auto Parts & Equipment	3,052,826	0.7
Banks	11,637,825	2.7
Beverages	17,108,215	4.1
Building Materials	9,445,423	2.2
Chemicals	18,918,770	4.4
Commercial Services	5,526,687	1.3
Computers	7,254,431	1.7
Cosmetics / Personal Care	18,521,659	4.4
Diversified Financial Services	21,930,508	5.1
Electrical Components & Equipment	6,223,170	1.5
Electronics	27,903,837	6.5
Engineering & Construction	4,257,785	1.0
Food	8,213,914	1.9
Hand / Machine Tools	11,185,611	2.6
Healthcare — Products	19,922,836	4.6
Holding Companies-Diversified	3,267,182	0.8
Insurance	26,510,867	6.3
Internet	82,845,099	19.3
Investment Companies	6,205,168	1.5
Leisure Time	4,962,046	1.1
Machinery — Construction & Mining	4,412,798	1.0
Machinery — Diversified	26,876,478	6.3
Oil & Gas Services	2,724,602	0.6
Retail	32,028,467	7.4
Semiconductors	21,294,148	5.0
Telecommunications	5,475,729	1.3
Total Value of Investments	422,960,113	98.9
Other assets less liabilities	4,649,238	1.1
Net Assets	$427,609,351	100.0%

03

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 4.5%
Cochlear Ltd.	67,395	$9,812,434
SEEK Ltd.	323,822	4,819,863
Treasury Wine Estates Ltd.	428,316	4,498,386
		19,130,683
BRAZIL — 1.2%
Raia Drogasil SA	265,000	5,292,478
CANADA — 3.0%
Fairfax Financial Holdings Ltd.	8,510	4,176,922
Shopify, Inc., Class A *	28,770	8,635,315
		12,812,237
CHINA — 7.9%
Alibaba Group Holding Ltd. ADR *	62,636	10,613,670
Baidu, Inc. ADR *	30,228	3,547,558
Ctrip.com International Ltd. ADR *	102,908	3,798,334
JD.com, Inc. ADR *	135,559	4,106,082
Ping An Insurance Group Co. of China Ltd., Class H	377,500	4,539,391
Tsingtao Brewery Co., Ltd., Class H	1,130,057	7,200,415
		33,805,450
DENMARK — 1.7%
Novozymes A/S, B Shares	157,710	7,353,517
FINLAND — 1.3%
Kone Oyj, B Shares	91,803	5,421,274
FRANCE — 1.5%
Legrand SA	85,122	6,223,170
GERMANY — 6.1%
adidas AG	23,468	7,260,299
Bechtle AG	63,035	7,254,431
Infineon Technologies AG	261,912	4,654,094
Zalando SE *	160,325	7,098,657
		26,267,481

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

	Shares	Value
HONG KONG — 4.8%
AIA Group Ltd.	898,400	$9,701,734
Jardine Matheson Holdings Ltd.	51,800	3,267,182
Jardine Strategic Holdings Ltd.	73,000	2,785,478
Techtronic Industries Co. Ltd.	635,500	4,868,459
		20,622,853
INDIA — 5.5%
Asian Paints Ltd.	320,892	6,311,525
Housing Development Finance Corp., Ltd.	274,898	8,728,877
Mahindra & Mahindra Ltd. GDR	408,074	3,795,088
MakeMyTrip Ltd. *	75,532	1,873,194
United Spirits Ltd. *	354,908	3,007,502
		23,716,186
IRELAND — 1.4%
Kingspan Group PLC	109,858	5,966,158
JAPAN — 17.8%
Denso Corp.	72,400	3,052,826
Kakaku.com, Inc.	218,200	4,220,087
Kao Corp.	59,900	4,570,632
Keyence Corp.	7,500	4,625,419
MS&AD Insurance Group Holdings, Inc.	254,600	8,092,820
Murata Manufacturing Co., Ltd.	66,900	3,011,887
Nidec Corp.	47,200	6,482,212
Olympus Corp.	506,400	5,635,668
Pigeon Corp.	104,000	4,193,891
Shimano, Inc.	33,300	4,962,046
Shiseido Co., Ltd.	129,000	9,757,136
SMC Corp.	17,400	6,522,826
SoftBank Group Corp.	94,600	4,556,440
Sugi Holdings Co., Ltd.	42,700	2,022,305
Sysmex Corp.	68,400	4,474,734
		76,180,929
MALAYSIA — 0.9%
Public Bank Bhd	723,500	4,028,714

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

	Shares	Value
MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	955,800	$2,608,889
NETHERLANDS — 1.6%
ASML Holding NV	32,198	6,700,079
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	336,769	5,428,436
SINGAPORE — 1.8%
United Overseas Bank Ltd.	393,599	7,609,111
SOUTH AFRICA — 2.8%
Naspers Ltd., N Shares	48,849	11,823,913
SOUTH KOREA — 0.4%
NAVER Corp.	18,570	1,835,289
SPAIN — 1.7%
Industria de Diseno Textil SA	247,108	7,434,812
SWEDEN — 5.0%
Atlas Copco AB, A Shares	4,093	131,163
Atlas Copco AB, B Shares	247,013	7,101,729
Epiroc AB, B Shares	444,863	4,412,798
Investor AB, B Shares	129,035	6,205,168
Nibe Industrier AB B Shares	237,546	3,479,265
		21,330,123
SWITZERLAND — 3.5%
Compagnie Financiere Richemont SA	89,099	7,571,326
Schindler Holding AG, Participating Certificates	28,341	6,317,152
u-blox Holding AG *	10,826	919,289
		14,807,767
TAIWAN — 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	514,371	2,532,040
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	253,765	9,939,975
		12,472,015

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

	Shares	Value
THAILAND — 0.6%
Thai Beverage PCL	3,912,700	$2,401,912
UNITED KINGDOM — 14.3%
ASOS PLC *	58,839	1,909,679
Auto Trader Group PLC	999,171	6,959,022
Burberry Group PLC	177,141	4,198,645
Hargreaves Lansdown PLC	407,224	9,949,829
HomeServe PLC	282,551	4,257,785
Intertek Group PLC	79,054	5,526,687
John Wood Group PLC	473,186	2,724,602
Johnson Matthey PLC	124,267	5,253,728
Jupiter Fund Management PLC	605,870	3,251,802
Rightmove PLC	1,250,133	8,504,745
Trainline PLC *	1,016,634	5,321,180
Weir Group PLC (The)	156,231	3,074,067
		60,931,771
UNITED STATES — 3.1%
Mettler-Toledo International, Inc. *	9,985	8,387,400
Spotify Technology SA *	33,355	4,877,168
		13,264,568
Total Common Stocks
(cost $313,377,442)		415,469,815
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.34% (cost $4,330,593)	36,523	7,490,298
TOTAL INVESTMENTS — 98.9%
(cost $317,708,035)		$422,960,113
Other assets less liabilities — 1.1%		4,649,238
NET ASSETS — 100.0%		$427,609,351

*  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2019, the net value of these securities was $2,532,040 representing 0.6% of net assets.

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$19,130,683	$—	$19,130,683
Brazil	5,292,478	—	—	5,292,478
Canada	12,812,237	—	—	12,812,237
China	22,065,644	11,739,806	—	33,805,450
Denmark	—	7,353,517	—	7,353,517
Finland	—	5,421,274	—	5,421,274
France	—	6,223,170	—	6,223,170
Germany	—	26,267,481	—	26,267,481
Hong Kong	—	20,622,853	—	20,622,853
India	5,668,282	18,047,904	—	23,716,186
Ireland	5,966,158	—	—	5,966,158
Japan	—	76,180,929	—	76,180,929
Malaysia	—	4,028,714	—	4,028,714
Mexico	2,608,889	—	—	2,608,889
Netherlands	—	6,700,079	—	6,700,079
Portugal	—	5,428,436	—	5,428,436
Singapore	—	7,609,111	—	7,609,111
South Africa	—	11,823,913	—	11,823,913
South Korea	—	1,835,289	—	1,835,289
Spain	—	7,434,812	—	7,434,812
Sweden	—	21,330,123	—	21,330,123
Switzerland	—	14,807,767	—	14,807,767
Taiwan	9,939,975	2,532,040	—	12,472,015
Thailand	—	2,401,912	—	2,401,912
United Kingdom	5,321,180	55,610,591	—	60,931,771
United States	13,264,568	—	—	13,264,568
Total Common Stocks	82,939,411	332,530,404	—	415,469,815
Preferred Stocks
Germany	—	7,490,298	—	7,490,298
Total	$82,939,411	$340,020,702	$—	$422,960,113
The accompanying notes are an integral part of the financial statements.
08

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2019

June 30, 2019 (unaudited)
International Choice Fund

ASSETS
Investments, at value (cost $317,708,035)	$422,960,113
Cash	3,704,702
Receivable for investments sold	1,032,517
Tax reclaims receivable	711,660
Dividends receivable	531,235
Prepaid assets	1,957
Total Assets	428,942,184
LIABILITIES
Advisory fee payable	368,604
Payable for investment purchased	532,295
Payable for deferred Indian capital gains tax (Note A)	170,027
Servicing fee payable	144,432
Trustee fee payable	4,676
Accrued expenses	112,799
Total Liabilities	1,332,833
NET ASSETS	$427,609,351
COMPOSITION OF NET ASSETS
Paid-in capital	$327,164,477
Total distributable earnings	100,444,874
$427,609,351
NET ASSET VALUE, PER SHARE
Class 2 ( $244,243,200 / 16,654,856 shares outstanding), unlimited authorized, no par value	$14.66
Class 3 ( $142,642,401 / 9,620,871 shares outstanding), unlimited authorized, no par value	$14.83
Class 4 ( $40,723,750 / 2,718,276 shares outstanding), unlimited authorized, no par value	$14.98

The accompanying notes are an integral part of the financial statements.
09

Statement of Operations

Semi-Annual Report June 30, 2019

For the Six Months Ended June 30, 2019 (unaudited)
International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $479,000)	$4,287,918
Interest	21,062
Total Investment Income	4,308,980
EXPENSES
Advisory fee (Note B)	721,037
Shareholder Servicing fees — Class 2 shares (Note B)	204,951
Shareholder Servicing fees — Class 3 shares (Note B)	66,558
Shareholder Servicing fees — Class 4 shares (Note B)	6,278
Shareholder Servicing fees — Class 5 shares (Note B)	2,007
Fund accounting	102,565
Custody	49,064
Legal	45,074
Transfer agency	25,132
Professional fees	24,477
Trustees' fees	8,846
Insurance	1,722
Miscellaneous	2,918
Total Expenses	1,260,629
Net Investment Income	3,048,351
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	7,871,522
Foreign currency transactions	(63,603)
7,807,919
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax expense of ($29,172)) (Note A)	63,217,263
Translation of net assets and liabilities denominated in foreign currencies	(2,166)
63,215,097
Net realized and unrealized gain	71,023,016
NET INCREASE IN NET ASSETS FROM OPERATIONS	$74,071,367

The accompanying notes are an integral part of the financial statements.
10

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2019

International Choice Fund

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,048,351		$5,129,916
Net realized gain (loss)	7,807,919		(7,210,249)
Net change in unrealized appreciation (depreciation)	63,215,097		(79,517,376)
Net increase (decrease) in net assets from operations	74,071,367		(81,597,709)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions to Shareholders
Class 2	—		(2,458,286)
Class 3	—		(1,310,386)
Class 5	—		(397,396)
Total distributions to shareholders	—		(4,166,068)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 4	39,464,199	*	—
Class 5	—		41,793,273 *
Dividends reinvested:
Class 2	—		2,458,286
Class 3	—		1,310,386
Class 5	—		397,396
Cost of shares redeemed:
Class 2	(41,971,371)		(31,246,783)
Class 4			(41,793,273)*
Class 5	(39,464,199	)*	—
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(41,971,371)		(27,080,715)
Total Increase (Decrease) in Net Assets	32,099,996		(112,844,492)
NET ASSETS
Beginning of period	395,509,355		508,353,847
End of period	$427,609,351		$395,509,355

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2019

International Choice Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$12.26		$14.85	$11.44	$11.53	$11.51	$12.20
From Investment Operations
Net investment income(a)	0.10		0.15	0.14	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.30		(2.61)	3.46	(0.11)	0.03	(0.58)
Net increase (decrease) in net asset value from investment operations	2.40		(2.46)	3.60	0.06	0.19	(0.41)
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.19)	(0.15)	(0.17)	(0.17)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total Dividends and Distributions	—		(0.13)	(0.19)	(0.15)	(0.17)	(0.29)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value, end of period	$14.66		$12.26	$14.85	$11.44	$11.53	$11.51
Total Return
Total return based on net asset value(c)	19.65%		(16.63)%	31.45%	0.54%	1.56%	(3.29)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$244,243		$242,317	$324,764	$219,300	$217,720	$245,206
Ratio of net expenses to average net assets	0.65	%*	0.64%	0.65%	0.65%	0.63%	0.63%
Ratio of net investment income to average net assets	1.43	%*	1.02%	1.03%	1.48%	1.38%	1.35%
Portfolio turnover rate(d)	8%		15%	12%	14%	15%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
12

Financial Highlights

Semi-Annual Report June 30, 2019

International Choice Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$12.39		$15.01	$11.56	$11.65	$11.63	$12.33
From Investment Operations
Net investment income(a)	0.11		0.16	0.15	0.18	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.33		(2.64)	3.50	(0.12)	0.02	(0.58)
Net increase (decrease) in net asset value from investment operations	2.44		(2.48)	3.65	0.06	0.20	(0.41)
Dividends and Distributions to Shareholders
From net investment income	—		(0.14)	(0.20)	(0.15)	(0.18)	(0.18)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total Dividends and Distributions	—		(0.14)	(0.20)	(0.15)	(0.18)	(0.30)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value, end of period	$14.83		$12.39	$15.01	$11.56	$11.65	$11.63
Total Return
Total return based on net asset value(c)	19.69%		(16.57)%	31.54%	0.61%	1.63%	(3.26)%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$142,642		$119,176	$142,844	$108,594	$107,936	$106,203
Ratio of net expenses to average net assets	0.58	%*	0.57%	0.58%	0.58%	0.56%	0.56%
Ratio of net investment income to average net assets	1.54	%*	1.09%	1.13%	1.55%	1.45%	1.38%
Portfolio turnover rate(d)	8%		15%	12%	14%	15%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
13

Financial Highlights

Semi-Annual Report June 30, 2019

International Choice Fund

Selected data for a Class 4 share outstanding throughout each period:

	For the Period April 10, 2019(a) through June 30, 2019 (unaudited)		For the Period April 3, 2017(b) through December 31, 2017
Net asset value, beginning of period	$14.52		$12.86
From Investment Operations
Net investment income(c)	0.05		0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41		2.40
Net increase (decrease) in net asset value from investment operations	0.46		2.51
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)
From net realized gain on investments	—		—
Return of capital	—		—
Total Dividends and Distributions	—		(0.20)
Net asset value, end of period	$14.98		$15.17
Total Return
Total return based on net asset value(d)	3.19	%(e)	19.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,724		$40,746
Ratio of net expenses to average net assets	0.55	%*	0.54%*
Ratio of net investment income to average net assets	1.62	%*	0.99%*
Portfolio turnover rate(f)	8%		12%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from January 10, 2018 to April 9, 2019. All shares of this class were redeemed on January 10, 2018 at $15.56. New shares were issued at $14.52 on April 10, 2019.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Represents total return for the period April 10, 2019 (commencement of investment operations) through June 30, 2019. For the six months ended June 30, 2019, the blended return for shares converted into Class 4 from Class 5 was 19.67%.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
14

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

Note A — Organization and Accounting Policies

The International Choice Fund, (the "Fund"), is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The following table is a summary of classes of the Fund with shares outstanding as of June 30, 2019:

International Choice Fund
Class 2	X
Class 3	X
Class 4	X

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

New Accounting Pronouncement

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. Effective December 31, 2018, management has evaluated the impact of applying this provision and have determined to early adopt the provisions of this ASU, which does not have a significant impact on the financial statements.

Adoption of Recent Amendments to Regulation S-X

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund's financial statements as of December 31, 2018.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity Securities listed on an established securities exchange for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual

15

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2019 is disclosed at the end of the Fund's Portfolio of Investments.

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2019, the Fund recorded a deferred liability for potential future Indian capital gains taxes of $170,027. The deferred liability accrued at June 30, 2019 includes a liability for tax payable on both short and long term gains, as required by the Indian tax authorities.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. For the Fund, the tax periods 2016 through present remain subject to examination.

At December 31, 2018 for Federal income tax purposes, the Fund had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

Fund	Short Term Capital Loss No Expiration	Long Term Capital Loss No Expiration	Capital Loss Available Total
International Choice Fund	$(274,454)	$(12,569,848)	$(12,844,302)

During the year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year

Specified") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended December 31, 2018, the Fund incurred and will elect to defer net post-October or late-year losses as indicated.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/ Late Year Ordinary Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Distributable Earnings/ Accumulated Deficit
International Choice Fund	$—	$—	$(12,844,302)	$(1,031,661)	$40,249,470	$26,373,507

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2018, the following reclassifications have been made on the Statement of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP.

Fund	Total Distributable Earnings	Paid-in Capital
International Choice	$282	$(282)

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

18

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

For the years ended December 31, 2018 and December 31, 2017, the tax characters of the dividends paid were:

Fund	Ordinary Income 2018	Long Term Capital Gains 2018	Return of Capital 2018	Ordinary Income 2017	Long Term Capital Gains 2017	Return of Capital 2017
International Choice	$4,166,068	$—	$—	$6,402,464	$—	$—

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2019 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
International Choice Fund	$319,329,858	$117,072,155	$(13,441,900)	$103,630,255

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
International Choice Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares as follows:

International Choice Fund
Class 2	0.17%
Class 3	0.10%
Class 4	0.07%

19

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2019 were as follows:

Fund	Purchases	Sales
International Choice Fund	$31,543,120	$71,356,271

Note D — Transactions in Shares of Beneficial Interest

International Choice Fund
	Class 2 Shares For the Period Ended June 30, 2019		Class 3 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(3,115,305)	(41,971,371)	—	—
Net increase (decrease)	(3,115,305)	$(41,971,371)	—	$—
	Class 4 Shares For the Period Ended June 30, 2019		Class 5 Shares For the Period Ended June 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	2,718,276 *	$39,464,199 *	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(2,690,460)**	(39,464,199)**
Net increase	2,718,276	$39,464,199	(2,690,460)	$(39,464,199)

*  2,718,276 shares and $39,464,199 converted into Class 4 from Class 5.

**  2,690,460 shares and $39,464,199 converted from Class 5 into Class 4.

20

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

	Class 2 Shares For the Year Ended December 31, 2018		Class 3 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	202,185	2,458,286	106,639	1,310,386
Shares redeemed	(2,297,265)	(31,246,783)	—	—
Net increase (decrease)	(2,095,080)	$(28,788,497)	106,639	$1,310,386
	Class 4 Shares For the Year Ended December 31, 2018		Class 5 Shares For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,658,774 **	$41,793,273 **
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	31,685	397,396
Shares redeemed	(2,686,098)*	(41,793,273)*	—	—
Net increase	(2,686,098)	$(41,793,273)	2,690,459	$42,190,669

*  2,686,098 shares and $41,793,273 converted from Class 4 into Class 5.

**  2,658,774 shares and $41,793,273 converted into Class 5 from Class 4.

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
International Choice Fund	The Municipal Fire & Police Retirement System of Iowa	33.36%

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

21

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Principal Risks

Currency and Currency Hedging Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

For further information on risk please refer to the Prospectus for Private Placement.

Note H — Change in Independent Registered Public Accounting Firm

BBD LLP ("BBD") served as the independent registered certified public accounting firm of the Fund through its resignation as of September 17, 2017 (the "Resignation Date"). Effective September 18, 2017, upon recommendation by the Audit Oversight Committee of the Board, the Board unanimously appointed Cohen & Company, Ltd. ("Cohen") to replace BBD as the independent public accountant for the fiscal year ended December 31, 2017.

The reports of BBD on the Fund's financial statements for the two most recent fiscal years prior to the Resignation Date did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Fund's two most recent fiscal years prior to resignation and through the Resignation Date, there were (i) no disagreements between the Fund and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreement, if not resolved to the satisfaction of BBD, would have caused BBD to make reference thereto in their reports on the consolidated financial statements for such years, and (ii) no "reportable events" as that term is defined in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested and BBD furnished a letter addressed to the SEC stating whether or not it agreed with the above statements. A copy of such letter, dated February 26, 2018 was filed as Exhibit 77K to the Fund's Form N-SAR for the period ended December 31, 2017.

During the Fund's two most recent fiscal years prior to resignation and in the subsequent interim period through the Resignation Date, neither the Fund or anyone on its behalf have consulted with Cohen regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, and neither a written report nor oral advice was provided to the Fund that Cohen concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

22

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2019

Note I — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2019 and the issuance of the Financial Statements.

23

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2019

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information as of June 30, 2019.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund complex overseen by Trustee(3)
Disinterested Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	15
Pamela M.J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	15
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant.	15
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	15
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016 (Previously Vice President since 2014)	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	15

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Secretary Chief Legal Officer	Since 2015 Since 2017	Senior Legal Counsel for Baillie Gifford & Co.
Graham Laybourn 1966	Vice President	Since 2018 (Previously CCO since 2005)	Partner, Baillie Gifford & Co. (investment adviser).

24

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2019

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  Length of time served relates to the relevant Trustee's or Officer's service at the position listed under position(s) held with Trust. There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes series of the Trust not included in this shareholder report or which have not yet commenced investment operations as of the date hereof.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (BGOL) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year an exhibit to its Form N-PORT). The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

25

BOARD CONSIDERATIONS REGARDING
2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

On June 20, 2019, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those Trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of The International Choice Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the Interested Trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares of the Fund, the Manager receives a "shareholder service fee," the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee, and the shareholder service fee and expense ratio for Class 2 shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Fund's returns over longer-term periods were generally good. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the shareholder service fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year, three-year, five-year and since inception (September 24, 2012) periods ended March 31, 2019 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2013 through 2018 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year and three-year periods, and above the benchmark index and the average of the performance universe for the five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the shareholder service fee) and total expense ratio for the Fund's Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the advisory fee (plus the shareholder service fee) for the Fund's Class 2 was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of

26

BOARD CONSIDERATIONS REGARDING
2019 CONTRACT RENEWAL

Semi-Annual Report June 30, 2019

scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee (plus the shareholder service fee) for the Fund's Class 2 was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of the Fund.

27

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Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

The EAFE Pure Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	19,873	03/27/2019	311,371	Sudan Accountability and Divestment Act of 2007;

The International Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	19,185	02/07/2019	4,093	Sudan Accountability and Divestment Act of 2007;

Atlas Copco AB — B Shares	ATCO B	SE0011166628	5,092	05/31/2019	247,013	Sudan Accountability and Divestment Act of 2007;

The Long Term Global Growth Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB — A Shares	ATCO A	SE0011166610	2,427	01/29/2019	58,113	Sudan Accountability and Divestment Act of 2007;

			10,187	01/29/2019	47,926

			2,563	01/30/2019	45,363

			6,655	01/30/2019	38,708

			2,837	01/31/2019	35,871

			8,488	01/31/2019	27,383

			2,784	02/01/2019	24,599

			3,157	02/04/2019	21,442

			1,329	02/05/2019	20,113

			6,261	02/06/2019	13,852

			2,840	02/07/2019	11,012

			1,515	02/07/2019	9,497

			1,740	02/08/2019	7,757

			1,462	02/11/2019	6,295

			3,761	02/12/2019	2,534

			2,534	02/13/2019	0

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Baillie Gifford Funds

By (Signature and Title)*		/s/ David Salter
David Salter, President
(principal executive officer)

Date	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David Salter
David Salter, President
(principal executive officer)

Date	August 29, 2019

By (Signature and Title)*		/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	August 29, 2019

* Print the name and title of each signing officer under his or her signature.